REGISTRATION NO. 33-32246
                                                       REGISTRATION NO. 811-5968

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A
                                   ---------
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933       [X]
                          PRE-EFFECTIVE AMENDMENT NO.       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 17    [X]
                                     AND/OR
                          REGISTRATION STATEMENT UNDER      [X]
                       THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 21
                           (check appropriate boxes)
                           -------------------------
                        JOHN HANCOCK TAX-FREE BOND TRUST
               (Exact Name of Registrant as Specified in Charter)
                             101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603
                    (Address of Principal Executive Offices)
               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (617) 375-1700
                                 --------------
                                 Susan S. Newton
                          Vice President and Secretary
                          JOHN HANCOCK ADVISERS, INC.
                             101 HUNTINGTON AVENUE
                        BOSTON, MASSACHUSETTS 02199-7603
                    (Name and Address of Agent for Service)
                    ---------------------------------------

It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[X]  on January 1, 2000 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)
[ ]  on (date) pursuant to paragraph (a) of Rule (485 or 486)

If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

--------------------------------------------------------------------------------

                                  JOHN HANCOCK

                                  Tax-Free
                                  Income Funds


                                  [LOGO] Prospectus
                                         January 1, 2000


--------------------------------------------------------------------------------


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these funds or determined whether the information in this prospectus is adequate and accurate. Anyone who indicates otherwise is committing a federal crime.


California Tax-Free Income Fund

High Yield Tax-Free Fund

Massachusetts Tax-Free Income Fund

New York Tax-Free Income Fund

Tax-Free Bond Fund

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue, Boston, Massachusetts 02199-7603

Contents

--------------------------------------------------------------------------------

A fund-by-fund summary of    California Tax-Free Income Fund                   4
goals, strategies, risks,
performance and expenses.    High Yield Tax-Free Fund                          6

                             Massachusetts Tax-Free Income Fund                8

                             New York Tax-Free Income Fund                    10

                             Tax-Free Bond Fund                               12

Policies and instructions    Your account
for opening, maintaining
and closing an account in    Choosing a share class                           14
any tax-free income fund.    How sales charges are calculated                 14
                             Sales charge reductions and waivers              15
                             Opening an account                               15
                             Buying shares                                    16
                             Selling shares                                   17
                             Transaction policies                             19
                             Dividends and account policies                   19
                             Additional investor services                     20

Further information on the   Fund details
tax-free income funds.
                             Business structure                               21
                             Financial highlights                             22

                             For more information                     back cover

Overview

--------------------------------------------------------------------------------

JOHN HANCOCK TAX-FREE INCOME FUNDS


These funds seek to offer income that is exempt from federal and, in some cases, state and local income tax. Each fund has its own strategy and its own risk profile. Each fund invests at least 80% of assets in municipal securities exempt from federal (and in some funds, state) income tax as well as the federal alternative minimum tax. However, a portion of a tax-free fund's income may be subject to these taxes.


WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

o     are in higher income brackets

o     want regular monthly income

o     are interested in lowering their income tax burden

o pay California, Massachusetts or New York income tax (state-specific funds)

Tax-free income funds may NOT be appropriate if you:

o     are not subject to a high level of state or federal income tax

o     are seeking an investment for a tax-deferred retirement account

o     are investing for maximum return over a long time horizon

o     require absolute stability of your principal

RISKS OF MUTUAL FUNDS


Mutual funds are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.


THE MANAGEMENT FIRM

All John Hancock tax-free income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $30 billion in assets.

FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[Clip Art] Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[Clip Art] Main risks The major risk factors associated with the fund.

[Clip Art] Past performance The fund's total return, measured year-by-year and over time.

[Clip Art] Your expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

California Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and California personal income taxes. In pursuing this goal, the fund normally invests at least 80% of assets in California municipal debt obligations of any maturity. Most of these securities are investment-grade when purchased, but the fund may invest up to 20% of assets in junk bonds rated BB/Ba and their unrated equivalents.


In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.


The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS


Barry H. Evans, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
--------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
--------------------------------
Second vice president of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1982


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1990      1991     1992     1993     1994      1995     1996     1997     1998

 6.69%    11.70%    9.06%   13.60%   -9.29%    21.91%    4.48%   10.13%    6.65%

1999 total return as of September 30: -1.55%
Best quarter: Q1 '95, 9.23% Worst quarter: Q1 '94, -6.58%

--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                           Life of       Life of
                                1 year        5 year       Class A       Class B

Class A - began 12/29/89        1.85%         5.32%        7.48%         --
Class B - began 12/31/91        0.85%         5.18%        --            6.91%
Class C - began 4/1/99          --            --           --            --
Index                           6.48%         6.22%        7.93%         7.44%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index of U.S. municipal bonds.

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in California issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those regarding taxes) and the possibility of credit problems, such as the 1994 bankruptcy of Orange County.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could under-perform its peers or lose money.


To the extent that the fund makes investments with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o Junk bonds could make the fund more sensitive to market or economic shifts.


o     Certain derivatives could produce disproportionate losses.


o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.

================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



--------------------------------------------------------------------------------
Shareholder transaction expenses               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                       4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                 0.55%        0.55%        0.55%

Distribution and service (12b-1) fees          0.15%        1.00%        1.00%
Other expenses                                 0.12%        0.12%        0.12%
Total fund operating expenses                  0.82%        1.67%        1.67%
Distribution and service (12b-1) fee
reduction (until 12/31/00)                     --           0.10%        --
Expense reimbursement (at least until
12/31/00)                                      0.07%        0.07%        0.07%
Actual operating expenses                      0.75%        1.50%        1.60%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------

Class A                           $523         $693         $  878       $1,412
Class B - with redemption         $653         $810         $1,091       $1,735
        - without redemption      $153         $510         $  891       $1,735
Class C - with redemption         $262         $520         $  901       $1,970
        - without redemption      $162         $520         $  901       $1,970


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES


Class A
---------------------------
Ticker            TACAX
CUSIP             41014R108
Newspaper         CATxFA
SEC number        811-5979

Class B
---------------------------
Ticker            TACAX
CUSIP             41014R207
Newspaper         CATxFB
SEC number        811-5979


Class C
---------------------------
Ticker            --
CUSIP             41014R306
Newspaper         --
SEC number        811-5979

High Yield Tax-Free Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income that is largely exempt from federal income tax consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of assets in tax-exempt municipal debt obligations of any maturity with credit ratings from A to BB/Ba and their unrated equivalents. The fund may also invest up to 5% of assets in bonds rated as low as CC/Ca and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.


In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.


The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1986

Frank A. Lucibella, CFA
--------------------------------
Second vice president of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1982

Dianne Sales, CFA
--------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1989
Began career in 1984


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class B year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

 7.50%   3.80%   12.30%   8.35%  11.58%  -5.70%   18.89%   0.60%   8.81%   4.69%


1999 total return as of September 30: -2.71%
Best quarter: Q1 '95, 7.62% Worst quarter: Q1 '94, -4.18%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                         Life of
                                1 year        5 year       10 year       Class A

Class A - began 12/31/93        0.73%         4.95%        --            4.95%
Class B                        -0.30%         4.82%        6.88%         --


Class C - began 4/1/99          --            --           --            --


Index                           6.48%         6.22%        8.22%         6.22%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because their issuers are often in relatively weak financial health, junk bonds could make the fund more sensitive to market or economic shifts, and to the risk of default of a particular bond. In general, investors should expect fluctuations in share price, yield and total return that are above average for bond funds.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.


To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.


o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



--------------------------------------------------------------------------------
Shareholder transaction expenses               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                       4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                 0.58%        0.58%        0.58%
Distribution and service (12b-1) fees          0.25%        1.00%        1.00%
Other expenses                                 0.17%        0.17%        0.17%
Total fund operating expenses                  1.00%        1.75%        1.75%

The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------
Class A                           $547         $754         $  978       $1,620
Class B - with redemption         $678         $851         $1,149       $1,864
        - without redemption      $178         $551         $  949       $1,864
Class C - with redemption         $278         $551         $  949       $2,062
        - without redemption      $178         $551         $  949       $2,062

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            JHTFX
CUSIP             41013Y302
Newspaper         HiTxFA
SEC number        811-5968

Class B
---------------------------
Ticker            TSHTX
CUSIP             41013Y401
Newspaper         HiTxFB
SEC number        811-5968


Class C
---------------------------
Ticker            --
CUSIP             41013Y500
Newspaper         --
SEC number        811-5968

Massachusetts Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income, consistent with preservation of capital, that is exempt from federal and Massachusetts personal income taxes.


In pursuing its goal, the fund normally invests at least 80% of assets in securities of any maturity exempt from Massachusetts personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in securities rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.


The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
--------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
--------------------------------
Second vice president of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1982


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-by-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

 8.64%   4.39%   13.56%   9.50%  12.71%  -5.51%   16.36%   4.27%   9.34%   7.06%


1999 total return as of September 30: -2.78%
Best quarter: Q1 '95, 6.68% Worst quarter: Q1 '94, -6.07%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                         Life of
                                1 year        5 year       10 year       Class B

Class A                         2.27%         5.09%        7.37%         --
Class B - began 10/3/96         1.31%         --           --            6.51%


Class C - began 4/1/99          --            --           --            --


Index                           6.48%         6.22%        8.22%         8.13%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in Massachusetts issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the possibility of credit problems.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.


To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.

o Junk bonds could make the fund more sensitive to market or economic shifts.


o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



--------------------------------------------------------------------------------
Shareholder transaction expenses               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                       4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                 0.50%        0.50%        0.50%
Distribution and service (12b-1) fees          0.30%        1.00%        1.00%


Other expenses                                 0.25%        0.25%        0.25%
Total fund operating expenses                  1.05%        1.75%        1.75%
Expense reimbursement (at least until
12/31/00)                                      0.25%        0.25%        0.25%
Actual operating expenses                      0.80%        1.50%        1.50%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------

Class A                           $528         $745         $  980       $1,653
Class B - with redemption         $653         $827         $1,126       $1,857
        - without redemption      $153         $527         $  926       $1,857
Class C - with redemption         $253         $527         $  926       $2,042
        - without redemption      $153         $527         $  926       $2,042


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            JHMAX
CUSIP             410229207
Newspaper         MATxFA
SEC number        811-5079


Class B
---------------------------
Ticker            JHMBX
CUSIP             410229405
Newspaper         --
SEC number        811-5079

Class C
---------------------------
Ticker            --
CUSIP             410229603
Newspaper         --
SEC number        811-5079

New York Tax-Free Income Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks a high level of current income consistent with preservation of capital, that is exempt from federal, New York State and New York City personal income taxes.


In pursuing its goal, the fund normally invests at least 80% of assets in securities of any maturity exempt from New York personal income taxes. Most of these securities have credit ratings of A or higher when purchased, but the fund may invest up to 33.3% of assets in bonds rated as low as BB/Ba and their unrated equivalents. Bonds that are in or below the BB/Ba category are considered junk bonds.

In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.


The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income. The fund is non-diversified and may invest more than 5% of assets in securities of a single issuer.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1986

Frank A. Lucibella, CFA
--------------------------------
Second vice president of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1982

Dianne Sales, CFA
--------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1989
Began career in 1984


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-to-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1989    1990     1991    1992    1993    1994     1995    1996    1997    1998

9.06%    4.77%   13.63%   9.45%  13.78%  -6.48%   17.09%   3.65%   9.50%   6.28%


1999 total return as of September 30: -3.01%
Best quarter: Q1 '95, 6.64% Worst quarter: Q1 '94, -5.54%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                                         Life of
                                1 year        5 year       10 year       Class B

Class A                         1.49%         4.76%        7.39%         --
Class B - began 10/3/96         0.54%         --           --            5.94%


Class C - began 4/1/99          --            --           --            --


Index                           6.48%         6.22%        8.22%         8.13%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

MAIN RISKS

[Clip Art] The major factor in this fund's performance is interest rates. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.

Because the fund invests primarily in New York issuers, its performance is affected by local, state and regional factors. These may include economic or policy changes, erosion of the tax base, state legislative changes (especially those affecting taxes) and the legacy of past credit problems of New York City and other issuers.


The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. In general, lower-rated bonds have higher credit risks. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.


To the extent that the fund invests in securities with additional risks, those risks could increase volatility or reduce performance:

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.

o Junk bonds could make the fund more sensitive to market or economic shifts.

o If the fund invests heavily in a single issuer, its performance could suffer significantly from adverse events affecting that issuer.


o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



--------------------------------------------------------------------------------
Shareholder transaction expenses               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                       4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------
Management fee                                 0.50%        0.50%        0.50%
Distribution and service (12b-1) fees          0.30%        1.00%        1.00%


Other expenses                                 0.28%        0.28%        0.28%
Total fund operating expenses                  1.08%        1.78%        1.78%
Expense reimbursement (at least until
12/31/00)                                      0.28%        0.28%        0.28%
Actual operating expenses                      0.80%        1.50%        1.50%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------

Class A                           $528         $751         $  993       $1,684
Class B - with redemption         $653         $833         $1,138       $1,887
        - without redemption      $153         $533         $  938       $1,887
Class C - with redemption         $253         $533         $  938       $2,072
        - without redemption      $153         $533         $  938       $2,072


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            JHNYX
CUSIP             410229306
Newspaper         NYTxFA
SEC number        811-5079


Class B
---------------------------
Ticker            JNTRX
CUSIP             410229504
Newspaper         --
SEC number        811-5079

Class C
---------------------------
Ticker            --
CUSIP             410229702
Newspaper         --
SEC number        811-5079

Tax-Free Bond Fund

GOAL AND STRATEGY

[Clip Art] The fund seeks as high a level of interest income exempt from federal income tax as is consistent with preservation of capital. In pursuing this goal, the fund normally invests at least 80% of assets in tax-exempt municipal debt obligations of any maturity. Most of these bonds are investment-grade when purchased, but the fund may also invest up to 35% of assets in junk bonds rated BB/Ba or B and their unrated equivalents.


In managing the portfolio, the management team uses top-down research to assess general credit trends and identify promising market sectors. To select securities for long-term investment, the management team uses a strategy designed to find undervalued bonds, based on research into specific municipal issuers, their creditworthiness and the structure of their bonds.


The management team commonly seeks out revenue bonds, which are repaid from income tied to specific facilities such as power plants. The fund may invest up to 25% of assets in private activity bonds.

The management team also favors bonds with limitations on whether they can be called, or redeemed, by the issuer before maturity. This enables the team to minimize the effect of declining interest rates on the fund's income.

The fund may make limited use of certain derivatives (investments whose value is based on indices or other securities), especially in managing its exposure to interest rate risk.

In abnormal market conditions, the fund may temporarily invest more than 20% of assets in taxable investment-grade short-term securities. In these and other cases, the fund might not achieve its goal.

================================================================================

PORTFOLIO MANAGERS

Barry H. Evans, CFA
--------------------------------
Senior vice president of adviser
Joined team in 1998
Joined adviser in 1986
Began career in 1986

Dianne Sales, CFA
--------------------------------
Vice president of adviser
Joined team in 1995
Joined adviser in 1989
Began career in 1984

Frank A. Lucibella, CFA
--------------------------------
Second vice president of adviser
Joined team in 1995
Joined adviser in 1988
Began career in 1982


PAST PERFORMANCE


[Clip Art] The graph shows how the fund's total return has varied from year to year, while the table shows performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks. The average annual figures reflect sales charges; the year-to-year and index figures do not, and would be lower if they did. All figures assume dividend reinvestment. Past performance does not indicate future results.


--------------------------------------------------------------------------------
Class A year-by-year total returns -- calendar years
--------------------------------------------------------------------------------
 1991      1992      1993      1994       1995      1996      1997      1998

14.97%    10.95%    15.15%    -9.26%     20.22%     4.15%     9.81%     5.50%


1999 total return as of September 30: -2.08%
Best quarter: Q1 '95, 8.82% Worst quarter: Q1 '94, -7.06%


--------------------------------------------------------------------------------
Average annual total returns -- for periods ending 12/31/98
--------------------------------------------------------------------------------
                                                           Life of       Life of
                                1 year        5 year       Class A       Class B

Class A - began 1/5/90          0.80%         4.67%        7.74%         --
Class B - began 12/31/91       -0.28%         4.53%        --            6.90%


Class C - began 4/1/99          --            --           --            --


Index                           6.48%         6.22%        7.93%         6.22%

Index: Lehman Brothers Municipal Bond Index, an unmanaged index of municipal bonds.

MAIN RISKS

[Clip Art] The major factors in this fund's performance are interest rates and credit risk. When interest rates rise, bond prices generally fall. Generally, an increase in the fund's average maturity will make it more sensitive to interest rate risk. There is no limit on the fund's average maturity.


Junk bonds may make the fund more sensitive to market or economic shifts. The fund could lose money if any bonds it owns are downgraded in credit rating or go into default. If certain sectors or investments do not perform as the fund expects, it could underperform its peers or lose money.


To the extent that the fund invests in other securities with additional risks, those risks could increase volatility or reduce performance:

o If the fund invests heavily in securities from a given state or region, its performance could be disproportionately affected by political or demographic factors in that state or region.

o Revenue bonds could be downgraded or go into default if revenues from their underlying facilities decline, causing the fund to lose money.


o     Certain derivatives could produce disproportionate losses.

o In a down market, certain securities and derivatives could become harder to value or to sell at a fair price.


================================================================================

YOUR EXPENSES

[Clip Art] Transaction expenses are charged directly to your account. Operating expenses are paid from the fund's assets, and therefore are paid by shareholders indirectly.



--------------------------------------------------------------------------------
Shareholder transaction expenses               Class A      Class B      Class C
--------------------------------------------------------------------------------
Maximum sales charge (load) on purchases
as a % of purchase price                       4.50%        none         none
Maximum deferred sales charge (load)
as a % of purchase or sale price, whichever
is less                                        none(1)      5.00%        1.00%

--------------------------------------------------------------------------------
Annual operating expenses                      Class A      Class B      Class C
--------------------------------------------------------------------------------

Management fee                                 0.53%        0.53%        0.53%
Distribution and service (12b-1) fees          0.25%        1.00%        1.00%
Other expenses                                 0.18%        0.18%        0.18%
Total fund operating expenses                  0.96%        1.71%        1.71%
Distribution and service (12b-1) fee
reduction (until 12/31/00)                     0.10%        0.10%        --
Expense reimbursement (at least until
12/31/00)                                      0.01%        0.01%        0.01%
Actual operating expenses                      0.85%        1.60%        1.70%


The hypothetical example below shows what your expenses would be if you invested $10,000 over the time frames indicated, assuming you reinvested all distributions and that the average annual return was 5%. The example is for comparison only, and does not represent the fund's actual expenses and returns, either past or future.

--------------------------------------------------------------------------------
Expenses                          Year 1       Year 3       Year 5       Year 10
--------------------------------------------------------------------------------

Class A                           $533         $732         $  947       $1,565
Class B - with redemption         $663         $828         $1,118       $1,811
        - without redemption      $163         $528         $  918       $1,811
Class C - with redemption         $273         $538         $  927       $2,019
        - without redemption      $173         $538         $  927       $2,019


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

FUND CODES

Class A
---------------------------
Ticker            TAMBX
CUSIP             41013Y104
Newspaper         TFBdA
SEC number        811-5968

Class B
---------------------------
Ticker            TSMBX
CUSIP             41013Y203
Newspaper         TFBdB
SEC number        811-5968

Class C
---------------------------
Ticker            --
CUSIP             41013Y609
Newspaper         --
SEC number        811-5968

Your account

--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS


Each share class has its own cost structure, including a Rule 12b-1 plan that allows it to pay fees for the sale, distribution and service of its shares. Your financial representative can help you decide which share class is best for you.


--------------------------------------------------------------------------------
Class A
--------------------------------------------------------------------------------
o     Front-end sales charges, as described below.

o Distribution and service (12b-1) fees of 0.15% for California Tax-Free Income and Tax-Free Bond, 0.25% for High Yield Tax-Free and 0.30% for Massachusetts Tax-Free Income and New York Tax-Free Income.

--------------------------------------------------------------------------------
Class B
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away.

o Distribution and service (12b-1) fees of 1.00% (0.90% for California Tax-Free Income and Tax-Free Bond).

o     A deferred sales charge, as described at right.

o Automatic conversion to Class A shares after eight years, thus reducing future annual expenses.

--------------------------------------------------------------------------------
Class C
--------------------------------------------------------------------------------
o     No front-end sales charge; all your money goes to work for you right away.

o     Distribution and service (12b-1) fees of 1.00%.

o A 1.00% contingent deferred sales charge on shares sold within one year of purchase.

o No automatic conversion to Class A shares, so annual expenses continue at the Class C level throughout the life of your investment.

For actual past expenses of each share class, see the fund-by-fund information earlier in this prospectus.


Because 12b-1 fees are paid on an ongoing basis, they may cost shareholders more than other types of sales charges.


Investors purchasing $1 million or more of Class B or Class C shares may want to consider the lower operating expenses of Class A shares.


Your broker or agent may charge you a fee to effect transactions in fund shares.


--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

--------------------------------------------------------------------------------
Class A sales charges
--------------------------------------------------------------------------------
                                      As a % of                   As a % of your
Your investment                       offering price              investment

Up to $99,999                         4.50%                       4.71%
$100,000 - $249,999                   3.75%                       3.90%
$250,000 - $499,999                   3.00%                       3.09%
$500,000 - $999,999                   2.00%                       2.04%
$1,000,000 and over                   See next column

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:

--------------------------------------------------------------------------------
CDSC on $1 million+ investments
--------------------------------------------------------------------------------
                                                                  CDSC on shares
Your investment                                                   being sold

First $1M - $4,999,999                                            1.00%
Next $1 - $5M above that                                          0.50%
Next $1 or more above that                                        0.25%


For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the first day of that month.


The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


Class B and Class C Shares are offered at their net asset value per share, without any initial sales charge. However, you may be charged a CDSC on shares you sell within a certain time after you bought them, as described in the tables below. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The CDSCs are as follows:


--------------------------------------------------------------------------------
Class B deferred charges
--------------------------------------------------------------------------------
Years after                                                    CDSC on shares
purchase                                                       being sold

1st year                                                       5.00%
2nd year                                                       4.00%
3rd year                                                       3.00%
4th year                                                       3.00%
5th year                                                       2.00%
6th year                                                       1.00%
After 6th year                                                 none

--------------------------------------------------------------------------------
Class C deferred charges
--------------------------------------------------------------------------------
Years after purchase                                           CDSC

1st year                                                       1.00%
After 1st year                                                 none

For purposes of these CDSCs, all purchases made during a calendar month are counted as having been made on the first day of that month.

CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to


14  YOUR ACCOUNT
sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS

Reducing your Class A sales charges There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

o Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge. Retirement plans investing $1 million in Class B shares may add that value to Class A purchases to calculate charges.

o Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

o Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).


Group Investment Program A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but the group's investments are lumped together for sales charge purposes, making the investors potentially eligible for reduced sales charges. There is no charge or obligation to invest (although initial investments must total at least $250), and individual investors may close their accounts at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of this prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for each share class will generally be waived in the following cases:

o     to make payments through certain systematic withdrawal plans

o     to make certain distributions from a retirement plan

o     because of shareholder death or disability



To utilize: if you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI (see the back cover of this prospectus).

Reinstatement privilege If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.

Waivers for certain investors Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

o     selling brokers and their employees and sales representatives

o financial representatives utilizing fund shares in fee-based investment products under signed agreement with John Hancock Funds

o fund trustees and other individuals who are affiliated with these or other John Hancock funds

o individuals transferring assets from an employee benefit plan into a John Hancock fund


o certain John Hancock insurance contract holders (one-year CDSC usually applies)


o participants in certain retirement plans with at least 100 eligible employees (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact Signature Services or consult the SAI (see the back cover of this prospectus).

--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1     Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

      o     non-retirement account: $1,000

      o     group investments: $250

      o Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

      o fee-based clients of selling brokers who have placed at least $2 billion in John Hancock funds: $250


3 Complete the appropriate parts of the account application, carefully following the instructions. You must submit additional documentation when opening trust, corporate or power of attorney accounts. You must notify your financial representative or Signature Services if this information changes. For more details, please contact your financial representative or call Signature Services at 1-800-225-5291.


4 Complete the appropriate parts of the account privileges application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.

5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.


                                                                 YOUR ACCOUNT 15

--------------------------------------------------------------------------------
Buying shares
--------------------------------------------------------------------------------
           Opening an account                 Adding to an account

By check

[Clip Art] o  Make out a check for the        o  Make out a check for the
              investment amount, payable to      investment amount payable to
              "John Hancock Signature            "John Hancock Signature
              Services, Inc."                    Services, Inc."

           o  Deliver the check and your      o  Fill out the detachable
              completed application to your      investment slip from an
              financial representative, or       account statement. If no slip
              mail them to Signature             is available, include a note
              Services (address below).          specifying the fund name, your
                                                 share class, your account
                                                 number and the name(s) in
                                                 which the account is
                                                 registered.

                                              o  Deliver the check and your
                                                 investment slip or note to
                                                 your financial representative,
                                                 or mail them to Signature
                                                 Services (address below).

By exchange

[Clip Art] o  Call your financial             o  Call your financial
              representative or Signature        representative or Signature
              Services to request an             Services to request an
              exchange.                          exchange.

By wire

[Clip Art] o  Deliver your completed          o  Instruct your bank to wire the
              application to your financial      amount of your investment to:
              representative, or mail it to        First Signature Bank & Trust
              Signature Services.                  Account # 900000260
                                                   Routing # 211475000
           o  Obtain your account number by
              calling your financial          Specify the fund name, your share
              representative or Signature     class, your account number and
              Services.                       the name(s) in which the account
                                              is registered. Your bank may
           o  Instruct your bank to wire the  charge a fee to wire funds.
              amount of your investment to:
                First Signature Bank & Trust
                Account # 900000260
                Routing # 211475000

           Specify the fund name, your
           choice of share class, the new
           account number and the name(s) in
           which the account is registered.
           Your bank may charge a fee to
           wire funds.

By phone

[Clip Art] See "By wire" and "By exchange."   o  Verify that your bank or
                                                 credit union is a member of
                                                 the Automated Clearing House
                                                 (ACH) system.

                                              o  Complete the "Invest By Phone"
                                                 and "Bank Information"
                                                 sections on your account
                                                 application.

                                              o  Call Signature Services to
                                                 verify that these features are
                                                 in place on your account.

                                              o  Tell the Signature Services
                                                 representative the fund name,
                                                 your share class, your account
                                                 number, the name(s) in which
                                                 the account is registered and
                                                 the amount of your investment.

----------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

----------------------------------------

                       To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
Selling shares
--------------------------------------------------------------------------------
                Designed for                    To sell some or all of
                                                your shares

By letter

[Clip Art]      o  Accounts of any type.        o  Write a letter of
                                                   instruction or complete a
                o  Sales of any amount.            stock power indicating the
                                                   fund name, your share class,
                                                   your account number, the
                                                   name(s) in which the account
                                                   is registered and the dollar
                                                   value or number of shares
                                                   you wish to sell.

                                                o  Include all signatures and
                                                   any additional documents
                                                   that may be required (see
                                                   next page).

                                                o  Mail the materials to
                                                   Signature Services.

                                                o  A check will be mailed to
                                                   the name(s) and address in
                                                   which the account is
                                                   registered, or otherwise
                                                   according to your letter of
                                                   instruction.

By phone

[Clip Art]      o  Most accounts.               o  For automated service 24
                                                   hours a day using your
                o  Sales of up to $100,000.        touch-tone phone, call the
                                                   EASI-Line at
                                                   1-800-338-8080.

                                                o  To place your order, call
                                                   your financial representative
                                                   or Signature Services between
                                                   8 A.M. and 4 P.M. Eastern
                                                   Time on most business days.

By wire or electronic funds transfer (EFT)

[Clip Art]      o  Requests by letter to sell   o  To verify that the
                   any amount (accounts of any     telephone redemption
                   type).                          privilege is in place on an
                                                   account, or to request the
                o  Requests by phone to sell       form to add it to an
                   up to $100,000 (accounts        existing account, call
                   with telephone redemption       Signature Services.
                   privileges).
                                                o  Amounts of $1,000 or more
                                                   will be wired on the next
                                                   business day. A $4 fee will
                                                   be deducted from your
                                                   account.

                                                o  Amounts of less than $1,000
                                                   may be sent by EFT or by
                                                   check. Funds from EFT
                                                   transactions are generally
                                                   available by the second
                                                   business day. Your bank may
                                                   charge a fee for this
                                                   service.

By exchange

[Clip Art]      o  Accounts of any type.        o  Obtain a current prospectus
                                                   for the fund into which you
                o  Sales of any amount.            are exchanging by calling
                                                   your financial
                                                   representative or Signature
                                                   Services.

                                                o  Call your financial
                                                   representative or Signature
                                                   Services to request an
                                                   exchange.

To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                 YOUR ACCOUNT 17

Selling shares in writing In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, unless they were previously provided to Signature Services and are still accurate. These items are shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:


o     your address of record has changed within the past 30 days

o     you are selling more than $100,000 worth of shares

o you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You will need to obtain your signature guarantee from a member of the Signature Guarantee Medallion Program. Most brokers and securities dealers are members of this program. A notary public CANNOT provide a signature guarantee.

--------------------------------------------------------------------------------
Seller                                   Requirements for written requests
--------------------------------------------------------------------------------
                                                                      [Clip Art]

Owners of individual, joint, or          o  Letter of instruction.
UGMA/UTMA accounts (custodial accounts
for minors).                             o  On the letter, the signatures of all
                                            persons authorized to sign for the
                                            account, exactly as the account is
                                            registered.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners of corporate, sole                o  Letter of instruction.
proprietorship, general partner or
association accounts.                    o  Corporate business/organization
                                            resolution, certified within the
                                            past 12 months, or a John Hancock
                                            Funds business/organization
                                            certification form.


                                         o  On the letter and the resolution,
                                            the signature of the person(s)
                                            authorized to sign for the account.

                                         o  Signature guarantee if applicable
                                            (see above).

Owners or trustees of trust accounts.    o  Letter of instruction.

                                         o  On the letter, the signature(s) of
                                            the trustee(s).


                                         o  Copy of the trust document certified
                                            within the past 12 months or a John
                                            Hancock Funds trust certification
                                            form.


                                         o  Signature guarantee if applicable
                                            (see above).

Joint tenancy shareholders with rights   o  Letter of instruction signed by
of survivorship whose co-tenants are        surviving tenant.
deceased.
                                         o  Copy of death certificate.

                                         o  Signature guarantee if applicable
                                            (see above).

Executors of shareholder estates.        o  Letter of instruction signed by
                                            executor.

                                         o  Copy of order appointing executor,
                                            certified within the past 12 months.

                                         o  Signature guarantee if applicable
                                            (see above).

Administrators, conservators, guardians  o  Call 1-800-225-5291 for
and other sellers or account types not      instructions.
listed above.

----------------------------------------

Address:
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

Phone Number: 1-800-225-5291

Or contact your financial representative for instructions and assistance.

----------------------------------------


18 YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

Valuation of shares The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time). The funds use market prices in valuing portfolio securities, but may use fair-value estimates if reliable market prices are unavailable.

Buy and sell prices When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

Execution of requests Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after Signature Services receives your request in good order.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.


Telephone transactions For your protection, telephone requests may be recorded in order to verify their accuracy. Also for your protection, telephone redemption transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Exchanges You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B and Class C shares will continue to age from the original date and will retain the same CDSC rate. However, if the new fund's CDSC rate is higher, then the rate will increase. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

Certificated shares Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

Sales in advance of purchase payments When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

Eligibility by state You may only invest in, or exchange into, fund shares legally available in your state.

--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

o after every transaction (except a dividend reinvestment) that affects your account balance

o     after any changes of name or address of the registered owner(s)

o     in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

Dividends The funds generally declare dividends daily and pay them monthly. Capital gains, if any, are distributed annually, typically after the end of a fund's fiscal year. Most of these funds' dividends are income dividends. Your dividends begin accruing the day after payment is received by the fund and continue through the day your shares are actually sold.

Devidend reinvestments Most investors have their didvidends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for you dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


                                                                 YOUR ACCOUNT 19

Taxability of dividends As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Each fund intends to meet certain federal tax requirements so that distributions of the tax-exempt interest it earns may be treated as "exempt-interest dividends." However, any portion of exempt-interest dividends attributable to interest on private activity bonds may increase certain shareholders' alternative minimum tax.

Dividends from a fund's short-term capital gains are taxable as ordinary income. Dividends from a fund's long-term capital gains are taxable at a lower rate. Whether gains are short-term or long-term depends on the fund's holding period. Taxable dividends paid in January may be taxable as if they had been paid the previous December.

The state tax-free income funds intend to comply with certain state tax requirements so that their income dividends will generally be exempt from state and local personal income taxes in the applicable state. Dividends of the other tax-free income funds are generally not exempt from state and local income taxes.

The tax information that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.

Taxability of transactions Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

Small accounts (non-retirement only) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

Year 2000 compliance The adviser and the funds' service providers are taking steps to address any year 2000-related computer problems. However, there is some risk that these problems could disrupt the issuers in which the funds invest, the funds' operations or financial markets generally.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

Monthly Automatic Accumulation Program (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:

o     Complete the appropriate parts of your account application.

o If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.

Systematic withdrawal plan This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:

o     Make sure you have at least $5,000 worth of shares in your account.

o Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).

o Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.

o Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.

o Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.

Retirement plans John Hancock Funds offers a range of retirement plans, including traditional, Roth and Education IRAs, SIMPLE plans, SEPs, 401(k) plans and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund with a low minimum investment of $250 or, for some group plans, no minimum investment at all. Because of certain tax implications, tax-free income funds are not appropriate investments for qualified retirement plans.


20  YOUR ACCOUNT

Fund details

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

The diagram below shows the basic business structure used by the John Hancock tax-free income funds. Each fund's board of trustees oversees the fund's business activities and retains the services of the various firms that carry out the fund's operations.


The trustees of the Massachusetts Tax-Free Income and New York Tax-Free Income funds have the power to change these funds' respective investment goals without shareholder approval.


Management fees The management fees paid to the investment adviser by the John Hancock tax-free income funds last fiscal year are as follows:

--------------------------------------------------------------------------------
Fund                                                             % of net assets
--------------------------------------------------------------------------------
California Tax-Free Income Fund                                  0.49%
High Yield Tax-Free Fund                                         0.58%


Massachusetts Tax-Free Income Fund                               0.19%
New York Tax-Free Income Fund                                    0.16%
Tax-Free Bond Fund                                               0.53%


[The following information was represented as a flow chart in the printed material.]

                                -----------------
                                  Shareholders
                                -----------------

  Distribution and
shareholder services

                -------------------------------------------------
                          Financial services firms and
                             their representatives

                     Advise current and prospective share-
                    holders on their fund investments, often
                  in the context of an overall financial plan.
                -------------------------------------------------

                -------------------------------------------------
                             Principal distributor

                            John Hancock Funds, Inc.

                    Markets the funds and distributes shares
                  through selling brokers, financial planners
                      and other financial representatives.
                -------------------------------------------------

             ------------------------------------------------------
                                 Transfer agent

                      John Hancock Signature Services, Inc.

                Handles shareholder services, including record-
               keeping and statements, distribution of dividends,
                    and processing of buy and sell requests.
             ------------------------------------------------------

                                                                        Asset
                                                                      management

                      ------------------------------------
                               Investment adviser

                          John Hancock Advisers, Inc.
                             101 Huntington Avenue
                             Boston, MA 02199-7603

                        Manages the funds' business and
                             investment activities.
                      ------------------------------------

                      ------------------------------------
                                   Custodian

                           Investors Bank & Trust Co.

                      Holds the funds' assets, settles all
                     portfolio trades and collects most of
                        the valuation data required for
                          calculating each fund's NAV.
                      ------------------------------------

                      ------------------------------------
                                    Trustees

                         Oversee the funds' activities.
                      ------------------------------------


                                                                 FUND DETAILS 21

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

These tables detail the performance of each fund's share classes, including total return information showing how much an investment in the fund has increased or decreased each year.

California Tax-Free Income Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                         12/94(1)      12/95           8/96(2)        8/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $10.85         $9.28         $10.69         $10.36
Net investment income (loss)                                                     0.58          0.57(3)        0.39(3)        0.57(3)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                  (1.57)         1.41          (0.33)          0.41
Total from investment operations                                                (0.99)         1.98           0.06           0.98
Less distributions:
   Dividends from net investment income                                         (0.58)        (0.57)         (0.39)         (0.57)
Net asset value, end of period                                                  $9.28        $10.69         $10.36         $10.77
Total investment return at net asset value(4) (%)                               (9.31)        21.88           0.61(5)        9.71
Total adjusted investment return at net asset value(4,6) (%)                    (9.45)        21.73           0.55(5)        9.64
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  241,583       309,305        291,072        291,167
Ratio of expenses to average net assets (%)                                      0.75          0.75           0.76(7,8)      0.75
Ratio of adjusted expenses to average net assets(9) (%)                          0.89          0.90           0.84(7)        0.82
Ratio of net investment income (loss) to average net assets (%)                  5.85          5.76           5.57(7)        5.42
Ratio of adjusted net investment income (loss) to average net assets(9) (%)      5.71          5.61           5.48(7)        5.35
Portfolio turnover rate (%)                                                        62            37(10)         30             15
Fee reduction per share ($)                                                      0.01          0.01(3)        0.01(3)        0.01(3)

-------------------------------------------------------------------------------------------------------
Class A - period ended:                                                           8/98          8/99
-------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $10.77        $11.19
Net investment income (loss)                                                      0.56(3)       0.56(3)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                    0.42         (0.54)
Total from investment operations                                                  0.98          0.02
Less distributions:
   Dividends from net investment income                                          (0.56)        (0.56)
Net asset value, end of period                                                  $11.19        $10.65
Total investment return at net asset value(4) (%)                                 9.32          0.11
Total adjusted investment return at net asset value(4,6) (%)                      9.26          0.04
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   300,483       306,786
Ratio of expenses to average net assets (%)                                       0.77(8)       0.76(8)
Ratio of adjusted expenses to average net assets(9) (%)                           0.83          0.82
Ratio of net investment income (loss) to average net assets (%)                   5.05          5.06
Ratio of adjusted net investment income (loss) to average net assets(9) (%)       4.99          4.99
Portfolio turnover rate (%)                                                         10             3
Fee reduction per share ($)                                                       0.01(3)       0.01(3)

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                         12/94(1)      12/95           8/96(2)        8/97
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $10.85         $9.28         $10.68         $10.36
Net investment income (loss)                                                     0.51          0.50(3)        0.33(3)        0.49(3)
Net realized and unrealized gain (loss) on
  investments and financial futures contracts                                   (1.57)         1.40          (0.31)          0.41
Total from investment operations                                                (1.06)         1.90           0.02           0.90
Less distributions:
  Dividends from net investment income                                          (0.51)        (0.50)         (0.34)         (0.49)
Net asset value, end of period                                                  $9.28        $10.68         $10.36         $10.77
Total investment return at net asset value(4) (%)                               (9.99)        20.87           0.20(5)        8.88
Total adjusted investment return at net asset value(4,6) (%)                   (10.13)        20.72           0.14(5)        8.81
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   77,365        84,673         83,253         89,493
Ratio of expenses to average net assets (%)                                      1.50          1.50           1.52(7,8)      1.50
Ratio of adjusted expenses to average net assets(9) (%)                          1.64          1.65           1.59(7)        1.57
Ratio of net investment income (loss) to average net assets (%)                  5.10          4.97           4.81(7)        4.66
Ratio of adjusted net investment income (loss) to average net assets(9) (%)      4.96          4.82           4.72(7)        4.59
Portfolio turnover rate (%)                                                        62            37(10)         30             15
Fee reduction per share ($)                                                      0.01          0.01(3)        0.01(3)        0.01(3)

------------------------------------------------------------------------------------------------------
Class B - period ended:                                                          8/98          8/99
------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $10.77        $11.19
Net investment income (loss)                                                     0.47(3)       0.48(3)
Net realized and unrealized gain (loss) on
  investments and financial futures contracts                                    0.42         (0.54)
Total from investment operations                                                 0.89         (0.06)
Less distributions:
  Dividends from net investment income                                          (0.47)        (0.48)
Net asset value, end of period                                                 $11.19        $10.65
Total investment return at net asset value(4) (%)                                8.50         (0.63)
Total adjusted investment return at net asset value(4,6) (%)                     8.44         (0.80)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   98,572        98,530
Ratio of expenses to average net assets (%)                                      1.52(8)       1.51(8)
Ratio of adjusted expenses to average net assets(9) (%)                          1.58          1.67
Ratio of net investment income (loss) to average net assets (%)                  4.29          4.31
Ratio of adjusted net investment income (loss) to average net assets(9) (%)      4.23          4.14
Portfolio turnover rate (%)                                                        10             3
Fee reduction per share ($)                                                      0.01(3)       0.01(3)


22 FUND DETAILS

-------------------------------------------------------------------------------------------------
Class C - period ended:                                                                  8/99(11)
-------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                   $11.14
Net investment income (loss) (3)                                                         0.18
Net realized and unrealized (loss) on investments and financial futures contracts       (0.49)
Total from investment operations                                                        (0.31)
Less distributions:
  Dividends from net investment income                                                  (0.18)
Net asset value, end of period                                                         $10.65
Total investment return at net asset value(4) (%)                                       (2.77)(5)
Total adjusted investment return at net asset value(4,6) (%)                            (2.80)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                              860
Ratio of expenses to average net assets (%)                                              1.61(7,8)
Ratio of adjusted expenses to average net assets(9) (%)                                  1.67(7)
Ratio of net investment income (loss) to average net assets(7) (%)                       4.20(7)
Ratio of adjusted net investment income (loss) to average net assets(9) (%)              4.13(7)
Portfolio turnover rate (%)                                                                 3
Fee reduction per share(3) ($)                                                           0.01


(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8) For the period ended August 31, 1996 and the years ended August 31, 1998 and 1999, the ratio of expenses to average net assets for the fund excludes the effect of expense offsets. If expense offsets were included, the ratio of expenses to average net assets would have been 0.75% for Class A, 1.50% for Class B and 1.60% for Class C, respectively.
(9)   Unreimbursed, without fee reduction.
(10)  Portfolio turnover rate excludes merger activity.
(11)  Class C shares began operations on April 1, 1999.


                                                                 FUND DETAILS 23

High Yield Tax-Free Fund

Figures audited by Ernst & Young LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                10/94(1)     10/95(2)     8/96(3)       8/97         8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $9.85        $8.82       $9.47         $9.16         $9.34
Net investment income (loss)                                            0.48(4)      0.57        0.49(4)       0.56(4)       0.54(4)
Net realized and unrealized gain (loss) on investments
   sold and financial futures contracts                                (0.94)        0.70       (0.30)         0.18          0.31
Total from investment operations                                       (0.46)        1.27        0.19          0.74          0.85
Less distributions:
   Dividends from net investment income                                (0.48)       (0.58)      (0.50)        (0.56)        (0.54)
   Distributions in excess of net investment income                    (0.09)       (0.04)         --            --            --
   Total distributions                                                 (0.57)       (0.62)      (0.50)        (0.56)        (0.54)
Net asset value, end of period                                         $8.82        $9.47       $9.16         $9.34         $9.65
Total investment return at net asset value(5) (%)                       4.96(6)     14.85        1.96(6)       8.29          9.34
Total adjusted investment return at net asset value(5,10) (%)             --           --          --            --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          15,401       14,225      23,663        32,199        40,725
Ratio of expenses to average net assets (%)                             1.15(7)      1.06        1.10(7)       1.06          1.00(8)
Ratio of net investment income (loss) to average net assets (%)         6.08(7)      6.36        6.39(7)       6.00          5.66
Portfolio turnover rate (%)                                               62           64          38            51            35

-------------------------------------------------------------------------------
Class A - period ended:                                                8/99
-------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $9.65
Net investment income (loss)                                            0.53(4)
Net realized and unrealized gain (loss) on investments
   sold and financial futures contracts                                (0.62)
Total from investment operations                                       (0.09)
Less distributions:
   Dividends from net investment income                                (0.53)
   Distributions in excess of net investment income                       --
   Total distributions                                                 (0.53)
Net asset value, end of period                                         $9.03
Total investment return at net asset value(5) (%)                      (0.98)
Total adjusted investment return at net asset value(5,10) (%)          (1.00)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          48,869
Ratio of expenses to average net assets (%)                             1.00(8)
Ratio of net investment income (loss) to average net assets (%)         5.65(9)
Portfolio turnover rate (%)                                               39

------------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                10/94        10/95(2)     8/96(3)       8/97          8/98
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                   $9.98        $8.82       $9.47         $9.16         $9.34
Net investment income (loss)                                            0.48         0.51        0.44(4)       0.49(4)       0.47(4)
Net realized and unrealized gain (loss) on investments
   sold and financial futures contracts                                (0.90)        0.69       (0.31)         0.18          0.31
Total from investment operations                                       (0.42)        1.20        0.13          0.67          0.78
Less distributions:
   Dividends from net investment income                                (0.48)       (0.51)      (0.44)        (0.49)        (0.47)
   Distributions in excess of net investment income                    (0.07)       (0.04)         --            --            --
   Distributions from net realized gain on investments sold            (0.19)          --          --            --            --
   Total distributions                                                 (0.74)       (0.55)      (0.44)        (0.49)        (0.47)
Net asset value, end of period                                         $8.82        $9.47       $9.16         $9.34         $9.65
Total investment return at net asset value(5) (%)                      (4.44)       13.99        1.36(6)       7.51          8.53
Total adjusted investment return at net asset value(5,10) (%)             --           --          --            --            --
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                         151,069      155,234     147,669       139,385       131,497
Ratio of expenses to average net assets (%)                             1.85         1.79        1.81(7)       1.81          1.75(8)
Ratio of net investment income to average net assets (%)                5.36         5.61        5.65(7)       5.28          4.92
Portfolio turnover rate (%)                                               62           64          38            51            35

--------------------------------------------------------------------------------
Class B - period ended:                                                  8/99
--------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                    $9.65
Net investment income (loss)                                             0.47(4)
Net realized and unrealized gain (loss) on investments
   sold and financial futures contracts                                 (0.62)
Total from investment operations                                        (0.15)
Less distributions:
   Dividends from net investment income                                 (0.47)
   Distributions in excess of net investment income                        --
   Distributions from net realized gain on investments sold                --
   Total distributions                                                  (0.47)
Net asset value, end of period                                          $9.03
Total investment return at net asset value(5) (%)                       (1.69)
Total adjusted investment return at net asset value(5,10) (%)           (1.71)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                          112,873
Ratio of expenses to average net assets (%)                              1.73(8)
Ratio of net investment income to average net assets (%)                 4.93(9)
Portfolio turnover rate (%)                                                39


24 FUND DETAILS

----------------------------------------------------------------------------------------------------------
Class C - period ended:                                                                          8/99(1)
----------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                            $9.47
Net investment income (loss) (4)                                                                 0.18
Net realized and unrealized gain (loss) on investments sold and financial futures contracts     (0.44)
Total from investment operations                                                                (0.26)
Less distributions:
   Dividends from net investment income                                                         (0.18)
Net asset value, end of period                                                                  $9.03
Total investment return at net asset value(5) (%)                                               (2.70)(6)
Total adjusted investment return at net asset value(5,10) (%)                                   (2.71)(6)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                      229
Ratio of expenses to average net assets (%)                                                      1.76(7,8)
Ratio of net investment income to average net assets (%)                                         4.84(7,9)
Portfolio turnover rate (%)                                                                        39

(1) Class A and Class C shares began operations on December 31, 1993 and April 1, 1999, respectively.
(2) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(3) Effective August 31, 1996, the fiscal period end changed from October 31 to August 31.
(4)   Based on the average of the shares outstanding at the end of each month.
(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(6)   Not annualized.
(7)   Annualized.
(8) The ratio of expenses to average net assets for the years ended August 31, 1998 and 1999 excludes the effect of balance credits. If these expense reductions had been included, the effect to the ratio of expenses to average net assets would have been less than 0.01% for Class A and Class B shares for the year ended August 31, 1998 and the ratio of expenses to average net assets would have been 0.98%, 1.71% and 1.74% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 1999.
(9) The ratio of net investment includes the effect of balance credits. If the expense reductions were excluded, the effect to the ratio of net investment income to average net assets would have been less than 0.01% for Class A and Class B shares for the year ended August 31, 1998 and the ratio of net investment income to average net assets would have been 5.63%, 4.91% and 4.82% for Class A, Class B and Class C shares, respectively, for the year ended August 31, 1999.
(10) An estimated return that does not take into consideration fee reductions by the Adviser during the periods shown.


                                                                 FUND DETAILS 25

Massachusetts Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

------------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                         8/95     8/96        8/97        8/98       8/99
------------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                          $11.56   $11.76      $11.66      $12.12      $12.60
Net investment income (loss)                                                    0.65     0.65        0.66        0.66(1)     0.64(1)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                  0.20    (0.10)       0.46        0.48       (0.75)
Total from investment operations                                                0.85     0.55        1.12        1.14       (0.11)
Less distributions:
   Dividends from net investment income                                        (0.65)   (0.65)      (0.66)      (0.66)      (0.64)
Net asset value, end of period                                                $11.76   $11.66      $12.12      $12.60      $11.85
Total investment return at net asset value(2) (%)                               7.66     4.78        9.85        9.66       (0.96)
Total adjusted investment return at net asset value(2,3) (%)                    7.21     4.30        9.45        9.27       (1.31)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  54,416   55,169      54,253      58,137      58,177
Ratio of expenses to average net assets (%)                                     0.70     0.75(4)     0.71(4)     0.71(4)     0.74(4)
Ratio of adjusted expenses to average net assets(5) (%)                         1.15     1.18        1.11        1.10        1.05
Ratio of net investment income (loss) to average net assets (%)                 5.67     5.53        5.59        5.28        5.16
Ratio of adjusted net investment income (loss) to average net assets(5) (%)     5.22     5.05        5.19        4.89        4.81
Portfolio turnover rate (%)                                                       24       36          12           6           6
Expense and fee reduction per share ($)                                         0.05     0.06        0.05        0.05(1)     0.04(1)

--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                           8/97(6)       8/98         8/99
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $11.84        $12.12       $12.60
Net investment income (loss)                                                      0.54          0.57(1)      0.55(1)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                    0.28          0.48        (0.75)
Total from investment operations                                                  0.82          1.05        (0.20)
Less distributions:
   Dividends from net investment income                                          (0.54)        (0.57)       (0.55)
Net asset value, end of period                                                  $12.12        $12.60       $11.85
Total investment return at net asset value(2) (%)                                 7.08(7)       8.89        (1.66)
Total adjusted investment return at net asset value(2,3) (%)                      6.72(7)       8.50        (2.01)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     2,418         6,197       12,967
Ratio of expenses to average net assets (%)                                       1.41(4,8)     1.41(4)      1.44(4)
Ratio of adjusted expenses to average net assets(5) (%)                           1.81(8)       1.80         1.75
Ratio of net investment income (loss) to average net assets (%)                   4.82(8)       4.58         4.46
Ratio of adjusted net investment income (loss) to average net assets(5) (%)       4.42(8)       4.19         4.11
Portfolio turnover rate (%)                                                         12             6            6
Expense and fee reduction per share ($)                                           0.04          0.05(1)      0.04(1)


26 FUND DETAILS

----------------------------------------------------------------------------------------------------
Class C - period ended:                                                                      8/99(6)
----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                       $12.46
Net investment income (loss)(1)                                                              0.21
Net realized and unrealized gain (loss) on investments and financial futures contracts      (0.61)
Total from investment operations                                                            (0.40)
Less distributions:
   Dividends from net investment income                                                     (0.21)
Net asset value, end of period                                                             $11.85
Total investment return at net asset value(2) (%)                                           (3.23)(7)
Total adjusted investment return at net asset value(2,3) (%)                                (3.38)(7)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                  178
Ratio of expenses to average net assets (%)                                                  1.44(4,8)
Ratio of adjusted expenses to average net assets(5) (%)                                      1.75(8)
Ratio of net investment income (loss) to average net assets (%)                              4.30(8)
Ratio of adjusted net investment income (loss) to average net assets(5) (%)                  3.95(8)
Portfolio turnover rate (%)                                                                     6
Expense and fee reduction per share(1) ($)                                                   0.02

(1)   Based on the average of the shares outstanding at the end of each month.
(2) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(3) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(4) The ratio of expenses to average net assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits. If these expense reductions were included, the ratio of expenses to average net assets would have been 0.70% for Class A and 1.40% for Class B and Class C.
(5)   Unreimbursed, without fee reduction.
(6) Class B and Class C shares began operations on October 3, 1996 and April 1, 1999, respectively.
(7)   Not annualized.
(8)   Annualized.


                                                                 FUND DETAILS 27

New York Tax-Free Income Fund

Figures audited by PricewaterhouseCoopers LLP.

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                        8/95     8/96        8/97        8/98       8/99
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                         $11.73   $11.88      $11.83      $12.25      $12.62
Net investment income (loss)                                                   0.65     0.66        0.67        0.66(1)     0.63(1)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                 0.15    (0.05)       0.42        0.37       (0.75)
Total from investment operations                                               0.80     0.61        1.09        1.03       (0.12)
Less distributions:
   Dividends from net investment income                                       (0.65)   (0.66)      (0.67)      (0.66)      (0.63)
   Distributions from net realized gain on investments sold                      --       --          --          --       (0.11)
   Distributions in excess of net realized gain on investments sold              --       --          --          --       (0.00)(2)
   Total distributions                                                        (0.65)   (0.66)      (0.67)      (0.66)      (0.74)
Net asset value, end of period                                               $11.88   $11.83      $12.25      $12.62      $11.76
Total investment return at net asset value(3) (%)                              7.19     5.21        9.48        8.64       (1.08)
Total adjusted investment return at net asset value(3,4) (%)                   6.74     4.77        9.08        8.24       (1.46)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                 55,753   56,229      54,086      52,373      48,198
Ratio of expenses to average net assets (%)                                    0.70     0.73(5)     0.71(5)     0.70        0.74(5)
Ratio of adjusted expenses to average net assets(6) (%)                        1.15     1.14        1.11        1.10        1.08
Ratio of net investment income (loss) to average net assets (%)                5.67     5.51        5.61        5.26        5.06
Ratio of adjusted net investment income (loss) to average net assets(6) (%)    5.22     5.07        5.21        4.86        4.68
Portfolio turnover rate (%)                                                      70       76          46          46          58
Expense and fee reduction per share ($)                                        0.05     0.05        0.05        0.05(1)     0.04(1)

--------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                           8/97(6)       8/98         8/99
--------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $11.99        $12.25       $12.62
Net investment income (loss)                                                      0.54          0.57(1)      0.54(1)
Net realized and unrealized gain (loss) on investments and
   financial futures contracts                                                    0.26          0.37        (0.75)
Total from investment operations                                                  0.80          0.94        (0.21)
Less distributions:
   Dividends from net investment income                                          (0.54)        (0.57)       (0.54)
   Distributions from net realized gain on investments sold                         --            --        (0.11)
   Distributions in excess of net realized gain on investments sold                 --            --        (0.00)(2)
   Total distributions                                                           (0.54)        (0.57)       (0.65)
Net asset value, end of period                                                  $12.25        $12.62       $11.76
Total investment return at net asset value(3) (%)                                 6.82(8)       7.88        (1.77)
Total adjusted investment return at net asset value(3,4) (%)                      6.46(8)       7.48        (2.15)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                     2,414         5,824        8,458
Ratio of expenses to average net assets (%)                                       1.41(5,9)     1.40         1.44(5)
Ratio of adjusted expenses to average net assets(6) (%)                           1.81(9)       1.80         1.78
Ratio of net investment income (loss) to average net assets (%)                   4.79(9)       4.56         4.36
Ratio of adjusted net investment income (loss) to average net assets(6) (%)       4.39(9)       4.16         3.98
Portfolio turnover rate (%)                                                         46            46           58
Expense and fee reduction per share ($)                                           0.04          0.05(1)      0.04(1)


28 FUND DETAILS

-----------------------------------------------------------------------------------------------------
Class C - period ended:                                                                      8/99(7)
-----------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                                       $12.39
Net investment income (loss)                                                                 0.22(1)
Net realized and unrealized gain (loss) on investments and financial futures contracts      (0.63)
Total from investment operations                                                            (0.41)
Less distributions:
   Dividends from net investment income                                                     (0.22)
Net asset value, end of period                                                             $11.76
Total investment return at net asset value(3) (%)                                           (3.24)(8)
Total adjusted investment return at net asset value(3,4) (%)                                (3.40)(8)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                                   94
Ratio of expenses to average net assets (%)                                                  1.44(5,9)
Ratio of adjusted expenses to average net assets(6) (%)                                      1.78(9)
Ratio of net investment income (loss) to average net assets (%)                              4.23(9)
Ratio of adjusted net investment income (loss) to average net assets(6) (%)                  3.85(9)
Portfolio turnover rate (%)                                                                    58
Expense and fee reduction per share(1) ($)                                                   0.04

(1)   Based on the average of the shares outstanding at the end of each month.
(2)   Less than $0.01 per share.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(5) The ratio of expenses to average net assets for the periods ending on or after August 31, 1996 excludes the effect of balance credits. If these expense reductions were included, the ratio of expenses to average net assets would have been 0.70% for Class A and 1.40% for Class B and Class C.
(6)   Unreimbursed, without fee reduction.
(7) Class B and Class C shares began operations on October 3, 1996 and April 1, 1999, respectively.
(8)   Not annualized.
(9)   Annualized.


                                                                 FUND DETAILS 29

Tax-Free Bond Fund

Figures audited by Ernst & Young LLP.

-----------------------------------------------------------------------------------------------------------------------------------
Class A - period ended:                                                         12/94(1)    12/95          8/96(2)       8/97
-----------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $10.96       $9.39        $10.67        $10.27
Net investment income (loss)                                                     0.58        0.57(3)       0.40          0.59
Net realized and unrealized gain (loss) on investments                          (1.58)       1.28         (0.41)         0.36
Total from investment operations                                                (1.00)       1.85         (0.01)         0.95
Less distributions:
   Dividends from net investment income                                         (0.57)      (0.57)        (0.39)        (0.59)
Net asset value, end of period                                                  $9.39      $10.67        $10.27        $10.63
Total investment return at net asset value(4) (%)                               (9.28)      20.20         (0.01)(5)      9.44
Total adjusted investment return at net asset value(4,6) (%)                    (9.39)      20.08         (0.09)(5)      9.38
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                  114,539     118,797       560,863       590,185
Ratio of expenses to average net assets (%)                                      0.85        0.85          0.85(7)       0.85
Ratio of adjusted expenses to average net assets(8) (%)                          0.96        0.97          0.98(7)       0.91
Ratio of net investment income (loss) to average net assets (%)                  5.72        5.67          5.75(7)       5.61
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      5.61        5.55          5.62(7)       5.55
Portfolio turnover rate (%)                                                       107         113           116(9)         46(9)
Fee reduction per share ($)                                                      0.01        0.01(3)       0.01(3)       0.01

--------------------------------------------------------------------------------------------------------
Class A - period ended:                                                           8/98          8/99
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $10.63        $11.01
Net investment income (loss)                                                      0.56(3)       0.56(3)
Net realized and unrealized gain (loss) on investments                            0.38         (0.65)
Total from investment operations                                                  0.94         (0.09)
Less distributions:
   Dividends from net investment income                                          (0.56)        (0.56)
Net asset value, end of period                                                  $11.01        $10.36
Total investment return at net asset value(4) (%)                                 9.08         (0.93)
Total adjusted investment return at net asset value(4,6) (%)                      9.06         (1.04)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   600,905       564,877
Ratio of expenses to average net assets (%)                                       0.85          0.86(10)
Ratio of adjusted expenses to average net assets(8) (%)                           0.87          0.96
Ratio of net investment income (loss) to average net assets (%)                   5.16          5.14
Ratio of adjusted net investment income (loss) to average net assets(8) (%)       5.14          5.03
Portfolio turnover rate (%)                                                         24            13
Fee reduction per share ($)                                                       0.01(3)       0.00(11)

--------------------------------------------------------------------------------------------------------------------------------
Class B - period ended:                                                         12/94(1)    12/95          8/96(2)       8/97
--------------------------------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                           $10.96       $9.38        $10.67        $10.27
Net investment income                                                            0.50        0.50(3)       0.34          0.51
Net realized and unrealized gain (loss) on investments                          (1.58)       1.28         (0.40)         0.36
Total from investment operations                                                (1.08)       1.78         (0.06)         0.87
Less distributions:
   Dividends from net investment income                                         (0.50)      (0.49)        (0.34)        (0.51)
Net asset value, end of period                                                  $9.38      $10.67        $10.27        $10.63
Total investment return at net asset value(4) (%)                              (10.05)      19.41         (0.51)(5)      8.63
Total adjusted investment return at net asset value(4,6) (%)                   (10.16)      19.29         (0.59)(5)      8.57
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   70,243      76,824        81,177       204,621
Ratio of expenses to average net assets (%)                                      1.60        1.60          1.60(7)       1.60
Ratio of adjusted expenses to average net assets(8) (%)                          1.71        1.72          1.73(7)       1.66
Ratio of net investment income (loss) to average net assets (%)                  4.97        4.90          4.91(7)       4.85
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      4.86        4.78          4.78(7)       4.79
Portfolio turnover rate (%)                                                       107         113           116(9)         46(9)
Fee reduction per share ($)                                                      0.01        0.01(3)       0.01(3)       0.01

--------------------------------------------------------------------------------------------------------
Class B - period ended:                                                           8/98          8/99
--------------------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $10.63        $11.01
Net investment income                                                             0.48(3)       0.48(3)
Net realized and unrealized gain (loss) on investments                            0.38         (0.65)
Total from investment operations                                                  0.86         (0.17)
Less distributions:
   Dividends from net investment income                                          (0.48)        (0.48)
Net asset value, end of period                                                  $11.01        $10.36
Total investment return at net asset value(4) (%)                                 8.27         (1.67)
Total adjusted investment return at net asset value(4,6) (%)                      8.25         (1.78)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                   184,085       143,830
Ratio of expenses to average net assets (%)                                       1.60          1.61(10)
Ratio of adjusted expenses to average net assets(8) (%)                           1.62          1.71
Ratio of net investment income (loss) to average net assets (%)                   4.41          4.39
Ratio of adjusted net investment income (loss) to average net assets(8) (%)       4.39          4.28
Portfolio turnover rate (%)                                                         24            13
Fee reduction per share ($)                                                       0.01(3)       0.00(11)


30 FUND DETAILS

------------------------------------------------------------------------------------------
Class C - period ended:                                                           8/99(12)
------------------------------------------------------------------------------------------
Per share operating performance
Net asset value, beginning of period                                            $10.86
Net investment income (3)                                                         0.19
Net realized and unrealized gain (loss) on investments                           (0.50)
Total from investment operations                                                 (0.31)
Less distributions:
   Dividends from net investment income                                          (0.19)
Net asset value, end of period                                                  $10.36
Total investment return at net asset value(4) (%)                                (2.86)(5)
Total adjusted investment return at net asset value(4,6) (%)                     (2.86)(5)
Ratios and supplemental data
Net assets, end of period (000s omitted) ($)                                       354
Ratio of expenses to average net assets (%)                                       1.71(7,10)
Ratio of adjusted expenses to average net assets(8) (%)                           1.71(7)
Ratio of net investment income (loss) to average net assets (%)                   4.29(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)       4.28(7)
Portfolio turnover rate (%)                                                         13
Fee reduction per share ($)                                                       0.00(11)

(1) On December 22, 1994, John Hancock Advisers, Inc. became the investment adviser of the fund.
(2) Effective August 31, 1996, the fiscal period end changed from December 31 to August 31.
(3)   Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)   Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)   Annualized.
(8)   Unreimbursed, without fee reduction.
(9)   Portfolio turnover rate excludes merger activity.
(10) For the period ended August 31, 1999, the ratio of expenses to average net assets for the Fund excludes the effect of expense reductions. If expense reductions were included, the ratio of expenses to average net assets would have been 0.85%, 1.60% and 1.70% for Class A, Class B and Class C, respectively.
(11)  Less than $0.01 per share.
(12)  Class C shares began operations on April 1, 1999.


                                                                 FUND DETAILS 31

--------------------------------------------------------------------------------


For more information

--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock tax-free income funds:

ANNUAL/SEMIANNUAL REPORT TO SHAREHOLDERS

Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains more detailed information on all aspects of the funds. The current annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference into (is legally a part of) this prospectus.

To request a free copy of the current annual/semiannual report or the SAI, please contact John Hancock:

By mail:

John Hancock Signature
Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000

By phone: 1-800-225-5291

By EASI-Line: 1-800-338-8080

By TDD: 1-800-544-6713

On the Internet:


www.jhfunds.com


Or you may view or obtain these documents from the SEC:


In person: at the SEC's Public Reference Room in Washington, DC. For access to the Reference Room call 1-800-SEC-0330


By mail: Public Reference Section
Securities and Exchange Commission
Washington, DC 20549-6009
(duplicating fee required)

On the Internet: www.sec.gov

[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

       101 Huntington Avenue
       Boston, Massachusetts
       02199-7603


                                               (C) 2000 John Hancock Funds, Inc.
                                                                     TEXPN  1/00


       John Hancock(R)

                      JOHN HANCOCK HIGH YIELD TAX-FREE FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                                 January 1, 2000

This Statement of Additional Information provides information about John Hancock High Yield Tax-Free Fund (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Fund's Prospectus dated January 1, 2000 (the "Prospectus"). The Fund is a diversified series of John Hancock Tax-Free Bond Trust (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                            Page
Organization of the Fund.................................................      2
Investment Objective and Policies........................................      2
Investment Restrictions..................................................     15
Those Responsible for Management.........................................     17
Investment Advisory and Other Services...................................     26
Distribution Contracts...................................................     28
Sales Compensation.......................................................     30
Net Asset Value..........................................................     32
Initial Sales Charge on Class A Shares...................................     32
Deferred Sales Charge on Class B and Class C.............................     35
Special Redemptions......................................................     39
Additional Services and Programs.........................................     39
Purchases and Redemptions Through Third Parties..........................     41
Description of the Fund's Shares.........................................     41
Tax Status...............................................................     42
Calculation of Performance...............................................     47
Brokerage Allocation.....................................................     49
Transfer Agent Services..................................................     51
Custody of Portfolio.....................................................     51
Independent Auditors.....................................................     51
Appendix A-Description of Investment Risk................................    A-1
Appendix B-Description of Bond Ratings...................................    B-1
Appendix C- Description of Equivalent Yields.............................    C-1
Financial Statements.....................................................    F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management investment company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts. Prior to September 30, 1996, the Fund was a series of John Hancock Series, Inc.

John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect, wholly owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.

INVESTMENT OBJECTIVE AND POLICIES


The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.


The Fund's primary investment objective is to obtain a high level of current income that is largely exempt from federal income taxes and is consistent with the preservation of capital. The Fund pursues this objective by normally investing substantially all of its assets in medium and lower quality obligations, including bonds, notes and commercial paper, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from federal income tax ("tax-exempt securities"). The Fund seeks as its secondary objective preservation of capital by purchasing and selling interest rate futures contracts ("financial futures") and tax-exempt bond index futures contracts ("index futures"), and by purchasing and writing put and call options on debt securities, financial futures, tax-exempt bond indices and index futures to hedge against changes in the general level of interest rates.

As a fundamental policy, the Fund invests, in normal circumstances, at least 80% of its total assets in municipal bonds ("Municipal Bonds") rated, at the time of purchase, "Ba" by Moody's Investor Services, Inc. ("Moody's"); or from "A" to "BB" by Standard and Poor's Ratings Group ("S&P") and Fitch Investment Services ("Fitch"), or, if unrated, that are of comparable quality as determined by the Adviser. Municipal Bonds rated lower than "Ba" or "BB" may be bought by the Fund. However, the Fund will limit its investments in such securities to not more than 5% of its total assets at the time of purchase. The Fund may invest in Municipal Bonds with ratings as low as "CC" by S&P or "Ca" by Moody's, but will invest in securities rated lower than ""Ba" or "BB" only where, in the opinion of the Adviser, the rating does not accurately reflect the true quality of the credit of the issuer and the quality of such securities is comparable to that of securities rated at least "Ba" or "BB." The rating limitations applicable to the Fund's investments apply at the time of acquisition of a security; any subsequent change in the rating or quality of a security will not require the Fund to sell the security. A general description of Moody's, S&P's and Fitch ratings is set forth in Appendix B.

Tax Exempt Bonds. "Tax-exempt securities" are debt obligations generally issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their political subdivisions, agencies or instrumentalities the interest on which, in the opinion of the bond issuer's counsel (not the Fund's counsel), is excluded from gross income for federal income tax purposes. These securities consist of Municipal Bonds, municipal notes and municipal commercial paper as well as variable or floating rate obligations and participation interests.

In addition to the hedging strategies employed by the Fund in pursuit of its secondary objective of preservation of capital, the Fund can purchase bonds rated "BBB" and "BB" or "Baa" and "Ba," where based upon price, yield and the Adviser's assessment of quality, investment in such bonds is determined to be consistent with the Fund's secondary objective of preserving capital. To the extent that the Fund purchases, retains or disposes of such bonds for this purpose, the Fund may not earn as high a yield as might otherwise be obtainable from lower quality securities.

While the Fund normally will invest primarily in medium and lower quality Municipal Bonds as indicated above, it may invest in higher quality tax-exempt securities, particularly when the difference in returns between rating classifications is very narrow.

The same credit quality standards would apply to municipal commercial paper, notes and variable rate demand obligations as apply to the Fund's investments in municipal bonds. For example, these securities could be unrated securities comparable in quality to securities rated BB or Ba or could be rated as low as CC or Ca by S&P or Moody's.

At the end of any quarter of its taxable year, tax-exempt securities must comprise at least 50% of the Fund's total assets. For liquidity and flexibility the Fund may place up to 20% of total assets in taxable and tax-free short-term securities. For defensive purposes, it may invest more assets in these securities.

Municipal Obligations. The Fund may invest in a variety of municipal obligations which consist of municipal bonds, municipal notes and municipal commercial paper.

Municipal Bonds. Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which municipal bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds (often referred to as "private activity bonds") are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. The payment of the principal and interest on such bonds is generally dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax.

The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a municipal obligation meets the Fund's credit quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal commercial paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal commercial paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980s placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue municipal obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of municipal obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued municipal obligations.

Issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their municipal obligations may be affected.

Commercial Paper. The Fund may invest in commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The commercial paper purchased by the Fund consists of direct U.S. dollar denominated obligations of domestic or foreign issuers. Bank obligations in which the Fund may invest include certificates of deposit, bankers' acceptances and fixed time deposits. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.

Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Bank notes and bankers' acceptances rank junior to domestic deposit liabilities of the bank and pari passu with other senior, unsecured obligations of the bank. Bank notes are not insured by the Federal Deposit Insurance Corporation or any other insurer. Deposit notes are insured by the Federal Deposit Insurance Corporation only to the extent of $100,000 per depositor per bank.

Government Securities. The Fund may invest in U.S. Government securities, which are obligations issued or guaranteed by the U.S. Government and its agencies, authorities or instrumentalities. Certain U.S. Government securities, including U.S. Treasury bills, notes and bonds, and Government National Mortgage Association certificates ("Ginnie Maes"), are supported by the full faith and credit of the United States. Certain other U.S. Government securities, issued or guaranteed by Federal agencies or government sponsored enterprises, are not supported by the full faith and credit of the United States, but may be supported by the right of the issuer to borrow from the U.S. Treasury. These securities include obligations of the Federal Home Loan Mortgage Corporation ("Freddie Macs"), and obligations supported by the credit of the instrumentality, such as Federal National Mortgage Association Bonds ("Fannie Maes"). No assurance can be given that the U.S. Government will provide financial support to such Federal agencies, authorities, instrumentalities and government sponsored enterprises in the future.

Custodial Receipts. The Fund may acquire custodial receipts in respect of U.S. Government securities. Such custodial receipts evidence ownership of future interest payments, principal payments or both on certain notes or bonds. These custodial receipts are known by various names, including Treasury Receipts, Treasury Investors Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). For certain securities law purposes, custodial receipts are not considered U.S. Government securities.

Callable Bonds. The Fund may purchase and hold callable Municipal Bonds which contain a provision in the indenture permitting the issuer to redeem the bonds prior to their maturity dates at a specified price which typically reflects a premium over the bonds' original issue price. These bonds generally have call-protection (a period of time during which the bonds may not be called), which usually lasts for 7 to 10 years, after which time such bonds may be called away. An issuer may generally be expected to call its bonds, or a portion of them during periods of relatively declining interest rates, when borrowings may be replaced at lower rates than those obtained in prior years. If the proceeds of a bond called under such circumstances are reinvested, the result may be a lower overall yield due to lower current interest rates. If the purchase price of such bonds included a premium related to the appreciated value of the bonds, some or all of that premium may not be recovered by bondholders, such as the Fund, depending on the price at which such bonds were redeemed.

Ratings as Investment Criteria.


Lower Rated High Yield Debt Obligations. As described in "Investment Objective and Policies," the Fund may invest in high yielding debt securities that are rated below investment grade (i.e., rated below Baa Moody's or BBB by S&P and Fitch). Ratings are based largely on the historical financial condition of the issuer. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. The Fund may invest in comparable quality unrated securities which, in the opinion of the Adviser, offer comparable yields and risks to those securities which are rated.


Debt securities rated lower than Baa or BBB by Moody's, S&P or Fitch, respectively and unrated securities of comparable quality (commonly called "junk bonds") generally have larger price fluctuations and involve increased risks to the principal and interest than do higher rated securities. Many of these securities are considered to be speculative investments. In general, these risks include: (1) substantial market price volatility; (2) changes in credit status, including weaker overall credit condition of issuers and risks of default; and
(3) industry, market and economic risks, including limited liquidity and secondary market support.

The market price and liquidity of lower rated fixed income securities generally respond to short-term corporate and market developments to a greater extent than the price and liquidity of higher rated securities, because these developments are perceived to have a more direct relationship to the ability of an issuer of lower rated securities to meet its ongoing debt obligations.

Reduced volume and liquidity in the high yield high risk bond market or the reduced availability of market quotations may make it more difficult to dispose of the bonds and to value accurately the Fund's assets. The reduced availability of reliable, objective data may increase the Fund's reliance on management's judgment in valuing high yield high risk bonds. In addition, the Fund's investments in high yield high risk securities may be susceptible to adverse publicity and investor perceptions, whether or not justified by fundamental factors.

The yields of municipal bonds depend upon, among other things, general money market conditions, general conditions of the municipal bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of S&P, Moody's and Fitch represent their respective opinions on the quality of the municipal bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields and municipal bonds of the same maturity and coupon with different ratings may have the same yield. See the Appendix for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Credit and Interest Rate Risks. Investors should note that while ratings by a rating institution provide a generally useful guide to credit risks, they do not, nor do they purport to, offer any criteria for evaluating interest rate risk. Changes in the general level of interest rates cause fluctuations in the prices of fixed-income securities already outstanding and will therefore result in fluctuation in net asset value of the shares of the Fund. The extent of the fluctuation is determined by a complex interaction of a number of factors. The Adviser will evaluate those factors it considers relevant and will make portfolio changes when it deems it appropriate in seeking to reduce the risk of depreciation in the value of the Fund's portfolio. However, in seeking to achieve  the  Fund's  primary  objective,  there  will be times,  such as during periods of rising interest rates, when depreciation and realization of comparable losses on securities in the portfolio will be unavoidable. Moreover, medium and lower-rated securities and unrated securities of comparable quality tend to be subject to wider fluctuations in yield and market values than higher rated securities. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of the Fund's portfolio. Other risks of lower quality securities include:

         (i) subordination to the prior claims of banks and other senior lenders and

         (ii) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby the Fund may reinvest premature redemption proceeds in lower yielding portfolio securities.

In determining which securities to purchase or hold in the Fund's portfolio and in seeking to reduce credit and interest rate risk consistent with the Fund's investment objective and policies, the Adviser will rely on information from various sources, including: the rating of the security; research, analysis and appraisals of brokers and dealers; the views of the Trust's Trustees and others regarding economic developments and interest rate trends; and the Adviser's own analysis of factors it deems relevant as it pertains to achieving the Fund's investment objectives.


Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its total assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) or Rule 144A securities, that they are liquid, they will not be subject to the 10% limit on illiquid securities. The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

Participation Interests The Fund may purchase participation interests which give the Fund an undivided pro rata interest in a tax-exempt security. For certain participation interests, the Fund will have the right to demand payment, on a specified number of days' notice for all or any part of the Fund's participation interest in the tax-exempt security plus accrued interest. Participation interests, that are determined to be not readily marketable, will be considered illiquid for purposes of the Fund's 10% restriction on investment in illiquid securities.

The Fund may also invest in certificates of participation ("COPs"), which provide participation interests in lease revenues. Each COP represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. Municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (e.g., schools, dormitories, office buildings or prisons) or the acquisition of equipment. Certain municipal lease obligations may trade infrequently. Accordingly, COPs will be monitored pursuant to analysis by the Adviser and reviewed according to procedures adopted by the Board of Trustees, which considers various factors in determining liquidity risk. COPs will not be considered illiquid for purposes of the Fund's 10% limitation on illiquid securities, provided the Adviser determines that there is a readily available market for such securities. An investment in COPs is subject to the risk that a municipality may not appropriate sufficient funds to meet payments on the underlying lease obligation.


In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.


Repurchase Agreements. The Fund may enter into repurchase agreements for the purpose of realizing additional (taxable) income. In a repurchase agreement Fund buys a security for a relatively short period (generally not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements. The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income decline in value of the underlying securities or lack of access to income during this, as well as, and the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank or securities firm with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 33 1/3% of the market value of its total assets. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of the value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on debt securities in which it may invest or on any securities index based on debt securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchase a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To hedge against changes in interest rates or securities process or for other non-speculative purposes, the Fund may purchase and sell futures contracts on debt securities and debt securities indices, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies With Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other debt securities or indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available. The Fund may also purchase futures contracts as a substitute for transactions in securities to alter the investment characteristics of portfolio securities or to gain or increase its exposure to a particular securities market.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions solely for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.

Variable and Floating Rate Obligations. The Fund may invest in variable and floating rate obligations, including inverse floating rate obligations, on which the interest rate is adjusted at predesignated periodic intervals or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based. Variable and floating rate obligations may include a demand feature which entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity. As with any other type of debt security, the marketability of variable or floating rate instruments may vary depending on a number of factors, including the type of issuer and the terms of the instrument. The Fund may invest in more recently developed floating rate instruments which are created by dividing a municipal security's interest rate into two or more different components. Typically, one component ("floating rate component" or "FRC") pays an interest rate that is reset periodically through an auction process or by reference to an interest rate index. A second component ("inverse floating rate component" or "IFRC") pays an interest rate that varies inversely with changes to market rates of interest, because the interest paid to the IFRC holders is generally determined by subtracting a variable or floating rate from a predetermined amount (i.e., the difference between the total interest paid by the municipal security and that paid by the FRC). The extent of increases and decreases in the value of an IFRC generally will be greater than comparable changes in the value of an equal principal amount of a fixed-rate municipal security having similar credit quality, redemption provisions and maturity. To the extent that such instruments are not readily marketable, as determined by the Adviser pursuant to guidelines adopted by the Board of Trustees, they will be considered illiquid for purposes of the Fund's 10% investment restriction on investment in illiquid securities.

Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.


Derivative debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.


Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund's losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued or forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. The Fund can lend portfolio securities having a total value of 33% of its total assets.

Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The
Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

         (1) Borrow money except from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowing was made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not purchase any additional securities. Interest paid on borrowings will reduce the Fund's net investment income. The borrowing restriction set forth above does not prohibit the use of reverse repurchase agreements, in an amount (including any borrowings) not to exceed 33-1/3% of net assets.

         (2)      Pledge,  hypothecate,   mortgage  or  otherwise  encumber  its
                  assets, except in an amount up to 10% of the value of its total assets but only to secure borrowings for temporary or emergency purposes as may be necessary in connection with maintaining collateral in connection with writing put or call options or making initial margin deposits in connection with the purchase or sale of financial futures or index futures contracts and related options.

         (3) Purchase securities (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if the purchase would cause the Fund at the time to have more than 5% of the value of its total assets invested in the securities of any one issuer or to own more than 10% of the outstanding debt securities of any one issuer; provided, however, that up to 25% of the value of the Fund's asset may be invested without regard to these restrictions.

         (4) Purchase or retain the securities of any issuer, if to the knowledge of the Fund, any officer or director of the Fund or its Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and all such officers and directors own in the aggregate more than 5% of the outstanding securities of such issuer.

         (5) Write, purchase or sell puts, calls or combinations thereof, except put and call options on debt securities, futures contracts based on debt securities, indices of debt securities and futures contracts based on indices of debt securities, sell securities on margin or make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

         (6) Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

         (7) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's total assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities") and in securities for which there are no readily available market quotations; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreement together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's total assets.

         (8) Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, except commodities and commodities contracts which are necessary to enable the Fund to engage in permitted futures and options transactions necessary to implement hedging strategies, or oil and gas interests, but this shall not prevent the Fund from investing in municipal obligations secured by real estate or interests in real estate.

         (9) Make loans to others, except insofar as the Fund may enter in repurchase agreements as set forth in the Prospectus or this Statement of Additional Information. The purchase of an issue of publicly distributed bonds or other securities, whether or not the purchase was made upon the original issuance of securities, is not to be considered the making of a loan.

         (10) Invest more than 25% of its assets in the securities of the "issuers" in any single industry; provided that there shall be no limitation on the purchase of municipal obligations and obligations issued or guaranteed by the United States Government, its agencies or instrumentalities. For purposes of this limitation and that set forth in investment restriction
                  (3) above, when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity  and a  security  is  backed  only  by the  assets  and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development or pollution control bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity.

         (11) Invest more than 5% of the value of its total assets in the securities of issuers having a record, including predecessors, of fewer than three years of continuous operation, except obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, unless the securities are rated by a nationally recognized rating service.

         (12) Invest for the purpose of exercising control or management of another company.

         (13)     Issue any senior security (as that term is defined in the 1940
                  Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder. For the purpose of this restriction, collateral arrangements with respect to options, futures contracts and options on futures contracts and collateral arrangements with respect to initial and variation margins are not deemed to be the issuance of a senior security.

Other Operating Policies

As a matter of operating policy, the Fund will not purchase a security if, as a result (i) more than 10% of the Fund's total assets would be invested in the securities of other investment companies, (ii) the Fund would hold more than 3% of the total outstanding voting securities of any one investment company, or
(iii) more than 5% of the Fund's total assets would be invested in the securities of any one investment company. These limitations do not apply to (a) the investment of cash collateral, received by the Fund in connection with lending the Fund's portfolio securities, in the securities of open-end investment companies or (b) the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or purchase of substantially all of the assets of another investment company. Subject to the above percentage limitations, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees, purchase securities of other investment companies within the John Hancock Group of Funds

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of the Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by the Trustees of the Trust, who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Trust are also officers or directors of the Adviser or officers or directors of the Fund's principal distributor, John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee and Chairman                   Chairman and Chief Executive Officer,
John Hancock Place                                                              John Hancock Mutual Life Insurance
P.O. Box 111                                                                    Company; Chairman and Director, John
Boston, MA 02117                                                                Hancock Advisers, Inc. (The Adviser),
July 1937                                                                       John Hancock Funds, Inc. (John
                                                                                Hancock Funds), The Berkeley
                                                                                Financial Group, Inc. (The Berkeley
                                                                                Group); Director, John Hancock
                                                                                Subsidiaries, Inc.; John Hancock
                                                                                Insurance Agency, Inc.; (Insurance
                                                                                Agency), (until June 1999); Federal
                                                                                Reserve Bank of Boston (until March
                                                                                1999); John Hancock Signature
                                                                                Services, Inc. (Signature Services)
                                                                                (until January 1997); Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


Maureen R. Ford *                        Trustee, Vice Chairman and Chief       President, Broker/Dealer Distributor,
                                         Executive Officer                      John Hancock Mutual Life Insurance
                                                                                Company; Vice Chairman, Director
                                                                                and Chief Executive Officer, the
                                                                                Advisers, The Berkeley Group, John
                                                                                Hancock Funds; Chairman, Director
                                                                                and President, Insurance Agency,
                                                                                Inc.; Chairman, Director and Chief
                                                                                Executive Officer, Sovereign Asset
                                                                                Management Corporation (SAMCorp.);
                                                                                Senior Vice President, MassMutual
                                                                                Insurance Co. (until 1996); Senior
                                                                                Vice President, Connecticut Mutual
                                                                                Insurance Co. (until 1989).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       18


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (until July 1999).


William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       19


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center,
                                                                                Director, BJ's Wholesale Club, Inc.
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser, The
Boston, MA  02199                                                               Berkeley Group; Director and
April 1953                                                                      President, NM Capital and SAMCorp.;
                                                                                Director, John Hancock Funds,
                                                                                Advisers International, and John
                                                                                Hancock Advisers International
                                                                                (Ireland) Ltd.; Executive Vice
                                                                                President, the Adviser (until
                                                                                1994); Director, Insurance Agency,
                                                                                Inc. (until June 1999); Director,
                                                                                Signature Services (until January
                                                                                1997).


Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       20


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., John
August 1937                                                                     Hancock Subsidiaries, Inc.,
                                                                                SAMCorp.., NM Capital, The Berkeley
                                                                                Group, JH Networking Insurance
                                                                                Agency, Inc.; Insurance Agency, Inc.
                                                                                (until June 1999), Signature
                                                                                Services (until January 1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       21


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Executive Vice President and Chief     Executive Vice President and  Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, each of the John
Boston, MA  02199                                                               Hancock Funds; Executive Vice
August 1952                                                                     President, Treasurer and Chief
                                                                                Financial Officer of the Adviser,
                                                                                the Berkeley Group, John Hancock
                                                                                Funds, and SAMCorp.; Senior Vice
                                                                                President, Chief Financial Officer
                                                                                and Treasurer, Signature Services,
                                                                                NM Capital; Director IndoCam Japan
                                                                                Limited; Vice President and Chief
                                                                                Financial Officer, John Hancock
                                                                                Mutual Life Insurance Company,
                                                                                Retail Sector (until 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       22


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital, SAMCorp. and
                                                                                Insurance Agency, Inc.; Counsel,
                                                                                John Hancock Mutual Life Insurance
                                                                                Company (until February 1996).


Susan S. Newton                          Vice President, Secretary and Chief    Vice President and Chief Legal
101 Huntington Avenue                    Legal Officer                          Officer the Adviser; John Hancock
Boston, MA  02199                                                               Funds, Signature Services, The
March 1950                                                                      Berkeley Group, NM Capital and
                                                                                SAMCorp..

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       23


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Barry J. Gordon                          President of the Fund                  President and Chairman of the Board
1415 Kellum Place                                                               of American Fund Advisors, Inc.;
Suite 205                                                                       Director and President of the
Garden City, NY  11530                                                          Company and its predecessors (until
July 1945                                                                       1993); Vice President of F.G.S.K.,
                                                                                Inc. (Hotel) (since 1996); Chairman
                                                                                of the Board and Chief Executive
                                                                                Officer (since 1990) of Baseball
                                                                                Entrepreneurs, Inc. Chairman of the
                                                                                Board and Chief Executive Officer
                                                                                of Minor League Sports Enterprises,
                                                                                Inc. (baseball club ownership)
                                                                                (since 1992); President and
                                                                                Director of First Venture Capital
                                                                                Fund of Florida, LLC (venture
                                                                                capital investments) (since 1998);
                                                                                Director of Hain Food Group (food
                                                                                products) (from 1993 until 1998);
                                                                                Director of Sports Heroes, Inc.
                                                                                (sports memorabilia) (from 1989
                                                                                until 1996); Director of Winfield
                                                                                Capital Corp. (SBIC) (since 1995);
                                                                                Chairman of Board of ACOL
                                                                                Acquisition Corp. (baseball club
                                                                                ownership since 1994); Director of
                                                                                Millennium Sports Management, Inc.
                                                                                (sports management) (since 1996);
                                                                                Director of Robocom Systems, Inc.
                                                                                (automated systems) (since 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Brown and Scipione and Ms. Ford and Ms. Hodsdon, each a non-independent Trustee and each of the officers of the Trust are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Fund for their services.


                                Aggregate          Total Compensation from
                                Compensation       all Funds in John Hancock
     Trustees                   from the Fund(1)   Fund Complex to Trustees(2)
     --------                   ---------------    ---------------------------
     James F. Carlin               $  1,087                $ 74,000
     William H. Cunningham*           1,087                  74,000
     Ronald R. Dion                   1,252                  18,500
     Charles F. Fretz*                   62                  57,121
     Harold R. Hiser, Jr.*            1,029                  70,000
     Charles L. Ladner                1,133                  77,100
     Leo E. Linbeck, Jr.*             1,033                  74,000
     Patricia P. McCarter*                0                  43,696
     Steven R. Pruchansky*            1,133                  77,100
     Norman H. Smith*                 1,177                  79,350
     John P. Toolan*                  1,132                  77,100
                                  ---------                --------
     Total                          $10,125                $721,967

(1) Compensation made pursuant to different compensation arrangements then in effect for the fiscal year ended August 31, 1999.

(2) Total compensation from the Fund and the other John Hancock Complex to the Independent Trustees is as of December 31, 1999. As of this date there were sixty-five funds in the John Hancock Fund Complex with each of these Independent Trustees serving thirty-four funds.

         * As of December 31, 1998, the value of aggregate accrued deferred compensation from all funds in the John Hancock Fund complex for Mr. Cunningham was $320,943 , for Mr. Hiser was $115,084, for Ms. McCarter was $183,645, for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807 and for Mr. Toolan was $403,714 under the John Hancock Deferred Compensation Plan for Independent Trustees. Mr. Fretz and Ms. McCarter resigned effective October 1, 1998.

All of the officers listed are officers or employees of the Adviser or the Affiliated Companies. Some of the Trustees and officers may also be officers and/or directors and/or Trustees of one or more of the other funds for which the Advisers serves as investment adviser.

As of December 1, 1999, the officers and Trustees of the Trust as a group owned beneficially less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders owned beneficially 5% or more of the outstanding shares of the Fund:

                                                        Percentage of Total
                                                        Outstanding Shares
Name and Address of Shareholder      Class of Shares    of the Class of the Fund
-------------------------------      ---------------    ------------------------

MLPF&S For the                              A                5.08%
Sole Benefit of Its Customers
Attn: Fund Administration 97DD8
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246

MLPF&S For The                              B               20.99%
Sole Benefit of Its Customers
Attn: Fund Administration 974E6
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246

Gladys F. Blank                             C               50.31%
908 Gardenia
Victoria TX 77904-2169

MLPF&S For the                              C               41.48%
Sole Benefit of Its Customers
Attn: Fund Administration
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246-6484

Daisy Martinez                              C                6.21%
660 Nereid Ave Apt 3K
Bronx NY 10470-1564

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in total assets under management in its capacity as investment adviser to the Fund and other funds in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries high ratings from Standard & Poor's and A.M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years.


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

             Net Asset Value                           Annual Rate
             ---------------                           -----------

             The first $75 million                       0.625%
             The next $75 million                        0.5625%
             Over $150 million                           0.50%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal years ended August 31, 1997, 1998 and 1999, the advisory fees paid by the Fund to the Adviser amounted to $1,001,880, $996,696 and $1,002,500, respectively.


Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser for the Fund or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the contract relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of the obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for as long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's investment management contract is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the investment adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement, and the Distribution Agreement, will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 1997, 1998 and 1999, the Fund paid the Adviser $31,800, $29,472 and $26,787, respectively, for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Fund, the Adviser and the Fund have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Fund and its shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accepts orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended for the fiscal years ended August 31, 1997, 1998 and 1999 were $215,849, $225,191 and $270,239, respectively. Of such amounts $26,764,
$27,441 and $23,778, respectively, retained by John Hancock Funds in 1997, 1998 and 1999. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expenses under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended August 31, 1999, an aggregate of $3,462,752 of distribution expenses or 2.74% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the period from April 1, 1999 to August 31, 1999, an aggregate of $0 distribution expenses or 0% of the average net assets of the Class C shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charge or 12b-1 fees.





The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.


Pursuant to the Plans, at least quarterly, John Hancock Funds provide the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they may be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they may not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will be effective unless it is approved by a vote of a majority of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.

During the fiscal year ended August 31, 1999, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.



                                                   Expense Items
                                                   -------------

                                                    Printing and
                                                     Mailing of                                          Interest,
                                                    Prospectuses     Compensation      Expenses of       Carrying or
                                                       to New        to Selling        John Hancock      Other Finance
                                 Advertising        Shareholders     Brokers           Funds             Charges
                                 -----------        ------------     ------------      ------------      -------------

  Class A                        $  24,211          $  4,201         $ 37,788          $  43,803         $  4,756
  Class B                        $ 181,404          $ 33,449         $616,935          $ 361,063         $ 38,584
  Class C*                       $     254          $      4         $      0          $     415         $     31

*Commenced Operations April 1, 1999

SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the Fund's assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under "Distribution
Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears by the Fund.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


                                       30



                                     Maximum
                                     Sales charge           Reallowance          First year
                                     Paid by investors      or commission        Service fee            Maximum
                                     (% of offering         (% of offering       (% of net              Total compensation (1)
Class A investments                  price)                 price)               investment)            (% of offering price)
-------------------                  ------                 ------               -----------            ---------------------

Up to $99,999                        4.50%                  3.76%                0.25%                  4.00%
$100,000 - $249,999                  3.75%                  3.01%                0.25%                  3.25%
$250,000 - $499,999                  3.00%                  2.26%                0.25%                  2.50%
$500,000 - $999,999                  2.00%                  1.51%                0.25%                  1.75%

Regular investments of
$1 million or more
------------------

First $1M - $4,999,999               --                     0.75%                0.25%                  1.00%
Next $1 - $5M above that             --                     0.25%                0.25%                  0.50% (2)
Next $1 and more above that          --                     0.00%                0.25%                  0.25% (2)

                                                            Maximum
                                                            Reallowance          First year
                                                            or commission        Service fee            Maximum
                                                            (% of offering       (% of net              Total compensation
Class B investments                                         price)               investment)            (% of offering price)
-------------------                                         ------               -----------            ---------------------

All amounts                                                 3.75%                0.25%                  4.00%

                                                            Maximum
                                                            Reallowance          First year
                                                            Or commission        Service fee            Maximum
                                                            (% of offering       (% of net              Total compensation
Class C investments                                         price)               investment)            (% of offering price)
-------------------                                         ------               -----------            ---------------------


All amounts                                                 0.75%                0.25%                  1.00%

(1)   Reallowance/commission   percentages   and  service  fee  percentages  are
      calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

(2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern
Time) by dividing a class's net assets by the number of its shares outstanding.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserve the right to change or waive the Fund's minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if John Hancock Signature Services, Inc. ("Signature Services") is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

         * A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew, grandparents and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan of the individuals described above.

         * A broker, dealer, financial planner, consultant or registered investment advisor that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

         * A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

         * A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

         * Retirement plans investing through PruArray Program sponsored by Prudential Securities.

         * Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive
                  application   approved   by  the   Securities   and   Exchange
                  Commission.

         * Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.



         *        Shareholders  of John Hancock Funds PLC who become U.S.
                  residents or citizens and transfer their existing assets from John Hancock Funds PLC to the Fund.


         * Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account. Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

                  Amount Invested                               CDSC Rate
                  ---------------                               ---------

                  $1 to $4,999,999                                1.00%
                  Next $5 million to $9,999,999                   0.50%
                  Amounts of $10 million and over                 0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transaction involving other investment companies or personal holding companies.

Combination Privilege In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investments in Class B and Class C shares are purchased at net asset value per share without the imposition of an initial sales charge so the Fund will receive the full amount of the purchase payment.


Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price or on shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchases of both Class B and Class C shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption period for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

  oProceeds of 50 shares redeemed at $12 per shares (50 x 12)         $ 600.00
  o*Minus Appreciation ($12 - $10) x 100 shares                       ( 200.00)
  o Minus proceeds of 10 shares not subject to
    CDSC (dividend reinvestment)                                      ( 120.00)
                                                                       -------
  oAmount subject to CDSC                                            $  280.00


  *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to trust account unless trust is being dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" in the Prospectus.



* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note that this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC).

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See you Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.


----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP) 457 & 408
                        (SEPs & Simple
                        IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             mandatory         value annually
                                                                             distributions     in periodic
                                                                             or 12% of         payments
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such security would be valued for the purpose of making such payment at the same value as used in determining the net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares solely in cash except to the extent that the redemption payments to any shareholder during any 90- day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAMS

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transactions charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.


The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time that a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program (MAAP). This program is explained more fully in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel the reinvestment privilege at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes, even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B share, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers. Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.


DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund, without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of each class of shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class, (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares, and (iii) each class of shares will bear any class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the Fund available for distribution to these shareholders. Shares entitled their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Trust's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Trust. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Trust's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any Fund shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Trust shall be liable for the liability of any other series. Furthermore, no Fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, social security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code") , and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" thereof under Section 147(a) with respect to any of the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt-interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.


After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.


The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities that will generate capital gains or to enter into options or futures transactions. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within ninety (90) days after their purchase to the extent shares of the Fund or another John Hancock fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of sixty-one (61) days beginning thirty (30) days before and ending thirty (30) days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of any exempt-interest dividends paid with respect to such shares and, to the extent in excess of the disallowed amount, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although its present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of this excess and his pro rata share of these taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. As of August 31, 1999, the Fund had capital loss carryforwards of $9,410,341 of which $2,239,021 expires in 8/31/2002, $205,838 expires in 8/31/2003, $3,207,633 expires in 8/31/2004, $716,668 expires in 8/31/2005 and $3,041,181 expires in
8/31/2006.


Dividends and capital gain distributions paid by the Fund will not qualify for the dividends-received deduction for corporate shareholders.

The Fund may invest a substantial portion of its assets in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. If the Fund invests in these debt obligations, it will address these issues in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid Federal income or excise tax.

The Fund is required to accrue original issued discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sale rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain within a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.


The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls and possibly other investments or transactions are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.


A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations or municipal obligations of issuers in the state in which a shareholder is subject to tax, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions. Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gains (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, some of the Fund's losses on its transactions involving options and futures contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Certain of such transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may thereafter affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Dividends (including exempt-interest dividends), capital gain distributions and ownership of or gains realized on the redemption (including an exchange) of shares of the Fund may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.


Non-U.S. investors not engaged in a U.S. trade or business with which their Fund investment is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty), on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.


The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day period ended August 31, 1999, the annualized yields on Class A, Class B and Class C shares of the Fund were 4.99%, 4.47% and 4.47%, respectively. The average annual total return of the Class B shares of the Fund for the 1 year, 5 year and 10 year periods ended August 31, 1999 were -6.37%, 4.66% and 6.06%, respectively, and reflect payment of the applicable CDSC at the end of the period.

The average annual total return of Class A shares of the Fund for the 1 year period ended August 31, 1999 and since inception on December 31, 1993 were -5.39%, 4.78% and 3.99%, respectively, and reflect payment of the maximum sales charge.

For Class C shares, for the period from April 1, 1999 to August 31, 1999, the average total returns was -8.54%. Class C shares commenced on April 1, 1999; therefore, there are no other periods to report.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:

                                                     6
                        Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                                        -----
                                         cd
Where:

         a =   dividends and interest earned during the period.
         b =   net expenses accrued during the period.
         c =   the average daily number of fund shares  outstanding  during the period that would be entitled to receive dividends.
         d =   the maximum offering price per share on the last day of the period (NAV where applicable).


The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A and Class B Shares at the maximum federal tax rate for the 30-day period ended August 31, 1999 were 8.26% and 7.40%, respectively. The tax equivalent yield for the Fund's Class C shares at the maximum federal tax rate for the period ended August 31, 1999 was 7.40%.


Total return is computed by finding the average annual compounded rate of return over the 1 year, 5 year and life-of fund periods that would equate the initial amount invested to the ending redeemable value according to the following formula:
                                n ______
                           T = \ / ERV/P - 1
Where:

         P =      a hypothetical initial investment of $1,000.
         T =      average annual total return.
         n =      number of years.
         ERV =    ending redeemable value of hypothetical $1,000 investment made at the beginning of the 1 year, 5 year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC applied at the end of the period. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well the Russell and Wilshire Indices.

Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MORNINGSTAR, and BARRON'S may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread." Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on these transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

To the extent consistent with the foregoing, each Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, the policies and practices of the Adviser in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended August 31, 1999, 1998 and 1997, the Fund paid $21,695, $3,990 and $47,181, respectively, in negotiated brokerage commissions.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal year ended August 31, 1999, the Fund did not pay commissions to compensate brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder of Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund did not execute any portfolio transactions with the Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with the Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not "interested persons" (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.

Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.


TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent of the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account, $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, the custodian performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements and financial highlights of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report, appearing elsewhere herein, and are included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.(e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

APPENDIX B

CORPORATE AND TAX-EXEMPT BOND RATINGS


Moody's Investors Service, Inc. ("Moody's)

Aaa, Aa, A and Baa - Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to bonds that are of "high quality by all standards," but long-term risks appear somewhat larger than Aaa rated bonds. The Aaa and Aa rated bonds are generally known as "high grade bonds." The foregoing ratings for tax-exempt bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or upon the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operation experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Such conditional ratings denote the probable credit stature upon completion of construction or elimination of the basis of the condition. Bonds rated A are considered as upper medium grade obligations. Principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Bonds rated Baa are considered a medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba, B, Caa, Ca - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack the characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.


Standard & Poor's Ratings Group ("S&P")

AAA, AA, A and BBB - Bonds rated AAA bear the highest rating assigned to debt obligations, which indicates an extremely strong capacity to pay principal and interest. Bonds rated AA are considered "high grade," are only slightly less marked than those of AAA ratings and have the second strongest capacity for payment of debt service. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat susceptible to the adverse effects of changes in circumstances and economic conditions. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. Although a provisional rating addresses credit quality subsequent to completion of the project, it makes no comment on the likelihood of, or the risk of default upon failure of, such completion. Bonds rated BBB are regarded as having an adequate capacity to repay principal and pay interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in the A category.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balanced, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Fitch Investors Service ("Fitch")

AAA, AA, A, BBB - Bonds rated AAA are considered to be investment grade and of the highest quality. The obligor has an extraordinary ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA are considered to be investment grade and of high quality. The obligor's ability to pay interest and repay principal, while very strong, is somewhat less than for AAA rated securities or more subject to possible change over the term of the issue. Bonds rated A are considered to be investment grade and of good quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than bonds with higher ratings.

BB, B, CCC, CC - Debt rated BB, B, CCC and CC is regarded, on balanced, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.


TAX-EXEMPT NOTE RATINGS

Moody's - MIG-1 and MIG-2. Notes rated MIG-1 are judged to be of the best quality, enjoying strong protection from established cash flow or funds for their services or from established and broad-based access to the market for refinancing or both. Notes rated MIG-2 are judged to be of high quality with ample margins of protection, though not as large as MIG-1.

S&P - SP-1 and SP-2. SP-1 denotes a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics are given a plus (+) designation (SP-1+). SP-2 denotes a satisfactory capacity to pay principal and interest.

Fitch - FIN-1 and FIN-2. Notes assigned FIN-1 are regarded as having the strongest degree of assurance for timely payment. A plus symbol may be used to indicate relative standing. Notes assigned FIN-2 reflect a degree of assurance for timely payment only slightly less in degree than the highest category.

CORPORATE AND TAX-EXEMPT COMMERCIAL PAPER RATINGS

Moody's - Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Prime-1, indicates highest quality repayment capacity of rated issue and Prime-2 indicates higher quality.

S&P - Commercial Paper ratings are a current assessment of the likelihood of timely payment of debts having an original maturity of no more than 365 days. Issues rated A have the greatest capacity for a timely payment and the designation 1, 2 and 3 indicates the relative degree of safety. Issues rated "A-1+" are those with an "overwhelming degree of credit protection."

Fitch - Commercial Paper ratings reflect current appraisal of the degree of assurance of timely payment. F-1 issues are regarded as having the strongest degree of assurance for timely payment. (+) is used to designate the relative position of an issuer within the rating category. F-2 issues reflect an assurance of timely payment only slightly less in degree than the strongest issues. The symbol (LOC) may follow either category and indicates that a letter of credit issued by a commercial bank is attached to the commercial paper note.

Other Considerations - The ratings of S&P, Moody's, and Fitch represent their respective opinions of the quality of the municipal securities they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, municipal securities with the same maturity, coupon and ratings may have different yields and municipal securities of the same maturity and coupon with different ratings may have the same yield.

APPENDIX C

EQUIVALENT YIELDS:
Tax-Exempt vs. Taxable Yield


         The table below shows the effect of the tax status of municipal obligations on the yield received by their holders under the regular federal income tax laws that apply to 2000. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields.

TAX-FREE YIELDS 2000 TAX TABLE


Single Return       Joint Return      Marginal    TAX-EXEMPT YIELD
                                                  --------- -------- -------- -------- ---------- ---------- ---------
                                      Income
(Taxable Income)                      Tax Rate    4%        5%       6%       7%       8%         9%         10%
                                      --------
-------------------------------------             --------- -------- -------- -------- ---------- ---------- ---------
$0-$26,250          $0-$43,850        15.0%       4.71%     5.88%    7.06%     8.24%    9.41%     10.59%     11.76%
26,251-63,550       43,851-105,950    28.0%       5.56%     6.94%    8.33%     9.72%   11.11%     12.50%     13.89%
63,551-132,600      105,951-161,450   31.0%       5.80%     7.25%    8.70%    10.14%   11.59%     13.04%     14.49%
132,601-288,350     161,451-288,350   36.0%       6.25%     7.81%    9.38%    10.94%   12.50%     14.06%     15.63%
288,351-Over        288,351-Over      39.6%       6.62%     8.28%    9.93%    11.59%   13.25%     14.90%     16.56%

It is assumed that an investor filing a single return is not a "head of household," a "married individual filing a separate return," or a "surviving spouse." The table does not take into account the effects of reductions in the deductibility of itemized deductions or the phaseout of personal exemptions for taxpayers with adjusted gross incomes in excess of specified amounts. Further, the table does not attempt to show any alternative minimum tax consequences, which will depend on each shareholder's particular tax situation and may vary according to what portion, it any, of the Fund's exempt-interest dividends is attributable to interest on certain private activity bonds for any particular taxable year. No assurance can be given that the Fund will achieve any specific tax-exempt yield or that all of its income distributions will be tax-exempt. Distributions attributable to any taxable income or capital gains realized by the Fund will not be tax-exempt.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax-equivalent yields set forth above.

This table is for illustrative purposes only and is not intended to imply or guarantee any particular yield from the Fund. While it is expected that a substantial portion of the interest income distributed to the fund's shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1999 Annual Report to Shareholders for the year ended August 31, 1999; (filed electronically on October 28, 1999, accession number 0001010521-99-000366) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Tax-Free Bond Trust (file nos. 811-5968 and 33-32246).

John Hancock High Yield Tax-Free Fund

    Statement of Assets and Liabilities as of August 31, 1999.
    Statement of Operations for the year ended August 31, 1999.
    Statement of Changes in Net Assets for each of the two years in the period ended August 31, 1999.
    Financial Highlights for the five years in the period ended August 31, 1999. Notes to Financial Statements.
    Schedule of Investments as of August 31, 1999.
    Report of Independent Auditors.

                         JOHN HANCOCK TAX-FREE BOND FUND

                       Class A, Class B and Class C Shares
                       Statement of Additional Information


                                 January 1, 2000

This Statement of Additional Information provides information about John Hancock Tax-Free Bond (the "Fund"), in addition to the information that is contained in the combined Tax-Free Income Funds' Prospectus dated January 1, 2000 (the "Prospectus"). The Fund is a diversified series of John Hancock Tax-Free Bond Trust (the "Trust").


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000
                                 1-800-225-5291

                                TABLE OF CONTENTS


                                                                            Page

Organization of the Fund...............................................        2
Investment Objective and Policies......................................        2
Investment Restrictions................................................       14
Those Responsible for Management.......................................       16
Investment Advisory and Other Services.................................       26
Distribution Contracts.................................................       28
Sales Compensation.....................................................       30
Net Asset Value........................................................       32
Initial Sales Charge on Class A Shares.................................       32
Deferred Sales Charge on Class B and Class C...........................       35
Special Redemptions....................................................       39
Additional Services and Programs.......................................       39
Purchases and Redemptions Through Third Parties........................       41
Description of the Fund's Shares.......................................       41
Tax Status.............................................................       42
Calculation of Performance.............................................       48
Brokerage Allocation...................................................       50
Transfer Agent Services................................................       52
Custody of Portfolio...................................................       52
Independent Auditors...................................................       52
Appendix A-Description of Investment Risk..............................      A-1
Appendix B-Description of Bond Ratings.................................      B-1
Appendix C-Description of Equivalent Yields............................      C-1
Financial Statements...................................................      F-1

ORGANIZATION OF THE FUND

The Fund is a series of the Trust, an open-end investment management company organized as a Massachusetts business trust under the laws of The Commonwealth of Massachusetts.


John Hancock Advisers, Inc. (the "Adviser") is the Fund's investment adviser. The Adviser is an indirect wholly owned subsidiary of John Hancock Mutual Life Insurance Company (the "Life Company"), a Massachusetts life insurance company chartered in 1862, with national headquarters at John Hancock Place, Boston, Massachusetts.


INVESTMENT OBJECTIVE AND POLICIES

The following information supplements the discussion of the Fund's investment objective and policies discussed in the Prospectus. Appendix A contains further information describing investment risks. The investment objective is fundamental and may only be changed with shareholder approval. There is no assurance that the Fund will achieve its investment objective.

The Fund is a "diversified" management investment company under the Investment Company Act of 1940 (the "1940 Act"). This means that with respect to 75% of its total assets: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer other than U.S. government securities and securities of other investment companies and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In applying these limitations, a guarantee of a security will not be considered a security of the guarantor, provided that the value of all securities issued or guaranteed by that guarantor, and owned by the Fund, does not exceed 10% of Fund's total assets. Since Municipal Obligations ordinarily purchased by the Fund are not voting securities (notwithstanding the 75% limitation described above), there is generally no limit on the percentage of a single issuer's obligations which the Fund may own so long as it does not invest more than 5% of its total assets in the securities of that issuer. Consequently, the Fund may invest in a greater percentage of the outstanding securities of a single issuer than would an investment company which invests in voting securities. In determining the issuer of a security, each state and each political subdivision, agency, and instrumentality of each state and each multi-state agency of which such state is a member is a separate issuer. Where securities are backed only by assets and revenues of a particular instrumentality, facility or subdivision, such entity is considered the issuer.

The Fund seeks to achieve its objective by investing primarily in municipal bonds, notes and commercial paper, the interest on which is exempt from federal income taxes ("Municipal Obligations" or "Municipal Bonds"). Municipal Obligations include debt obligations issued by or on behalf of states, territories or possessions of the United States; the District of Columbia, and the political subdivisions, agencies or instrumentalities thereof.

Under normal market conditions the Fund invests at least 80% of it's assets in Municipal Bonds. The Fund's Municipal Bonds include investment grade bonds, notes and commercial paper. This policy is consistent with the SEC staff's current position about using the word bond in the Fund's name.

For liquidity and flexibility, the Fund may place up to 20% of total assets in taxable investment grade short-term securities. For defensive purposes, it may invest more assets in these securities.

Municipal Obligations. In seeking to achieve its investment objective, the Fund invests in a variety of Municipal Obligations which consist of Municipal Bonds, Municipal Notes and Municipal Commercial Paper, the interest on which in the opinion of the bond issuer's counsel (not the Fund's counsel) is exempt from federal income tax.

Municipal Bonds. Municipal bonds generally are classified as either general obligation bonds or revenue bonds. General obligation bonds are backed by the credit of an issuer having taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation of the issuer's legislative body. Revenue bonds, by contrast, are payable only from the revenues derived from a particular project, facility or a specific revenue source. They are not generally payable from the unrestricted revenues of the issuer.

Municipal bonds are issued to obtain funds for various public purposes including the construction of a wide range of public facilities such as airports, highways, bridges, schools, hospitals, housing, mass transportation, streets and water and sewer works. Other public purposes for which Municipal Bonds may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax. The payment of principal and interest by issuers of certain obligations purchased by the Fund may be guaranteed by a letter of credit, note repurchase agreement, insurance or other credit facility agreement offered by a bank or other financial institution. Such guarantees and the creditworthiness of guarantors will be considered by the Adviser in determining whether a Municipal Obligation meets the Fund's investment quality requirements. No assurance can be given that a municipality or guarantor will be able to satisfy the payment of principal or interest on a municipal obligation.

Municipal Notes. Municipal Notes are short-term obligations of municipalities, generally with a maturity ranging from six months to three years. The principal types of such Notes include tax, bond and revenue anticipation notes and project notes.

Municipal Commercial Paper. Municipal Commercial Paper is a short-term obligation of a municipality, generally issued at a discount with a maturity of less than one year. Such paper is likely to be issued to meet seasonal working capital needs of a municipality or interim construction financing. Municipal Commercial Paper is backed in many cases by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks and other institutions.

Federal tax legislation enacted in the 1980's placed substantial new restrictions on the issuance of the bonds described above and in some cases eliminated the ability of state or local governments to issue Municipal Obligations for some of the above purposes. Such restrictions do not affect the Federal income tax treatment of Municipal Obligations in which the Fund may invest which were issued prior to the effective dates of the provisions imposing such restrictions. The effect of these restrictions may be to reduce the volume of newly issued Municipal Obligations.

Issuers of Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any one or more issuers to pay when due the principal of and interest on their Municipal Obligations may be affected.

The yields of Municipal Bonds depend upon, among other things, general money market conditions, general conditions of the Municipal Bond market, size of a particular offering, the maturity of the obligation and rating of the issue. The ratings of Standard and Poor's Rating Group ("S&P"), Moody's Investor Services, Inc. ("Moody's") and Fitch Investment Services ("Fitch") represent their respective opinions of the quality of the Municipal Bonds they undertake to rate. It should be emphasized, however, that ratings are general and not absolute standards of quality. Consequently, Municipal Bonds with the same maturity, coupon and rating may have different yields and Municipal Bonds of the same maturity and coupon with different ratings may have the same yield. See Appendix B for a description of ratings. Many issuers of securities choose not to have their obligations rated. Although unrated securities eligible for purchase by the Fund must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Ratings as Investment Criteria. The Fund may invest less than 35% of its assets in municipal bonds, including private activity bonds, and municipal notes rated at the time of purchase Ba or B by Moody's, BB or B by S&P or Fitch or, if not rated, determined by the Adviser to be of comparable credit quality. Municipal commercial paper like the Fund's other municipal investments can be of below investment grade quality and maybe rated or unrated. The Fund may retain Municipal Obligations whose ratings are downgraded below permissible ratings until the Adviser determines that disposing of such Obligations is in the best interests of the Fund.

Municipal bonds and notes rated BBB or Baa are considered to have some speculative characteristics and can pose special risks involving the ability of the issuer to make payment of principal and interest to a greater extent than higher rated securities. Municipal bonds and notes rated BB, B, Ba or B are considered speculative and are generally referred to as junk bonds. While generally providing greater income than investments in higher quality securities, these instruments involve greater risk of principal and income loss, including the possibility of default. These instruments may have greater price volatility, especially during periods of economic uncertainty or change. Bonds rated B are currently meeting debt service requirements but provide a limited margin of safety and are vulnerable to default in the event of adverse business, financial or economic conditions. In addition, the market for these instruments may be less liquid than the market for higher rated securities. Therefore, the Adviser's judgment at times plays a greater role in the performance and valuation of the Fund's investments in these instruments. See Appendix B for additional discussion of the ratings assigned to Municipal Obligations.

The Adviser will purchase municipal bonds rated BBB, BB or B or Baa, Ba or B where, based upon price, yield and its assessment of quality, investment in such bonds is determined to be consistent with the Fund's objective of preservation of capital. The Adviser will evaluate and monitor the quality of all investments, including bonds rated BBB, BB or B or Baa, Ba or B, and will dispose of such bonds necessary to assure that the Fund's overall portfolio is constituted in manner consistent with the goal of preservation of capital. To the extent that the Fund's investments in municipal bonds rated BBB, BB or B or Baa, Ba or B includes obligations believed to be consistent with the goal of preserving capital, such bonds may not provide yields as high as those of other obligations having such ratings and the differential in yields between such bonds and obligations with higher quality ratings may not be as significant as might otherwise be generally available.

Because there is no restriction on the maturities of the Municipal Obligations in which the Fund may invest, the Fund's average portfolio maturity is not subject to any limit. Generally, the longer the average portfolio maturity, the greater will be the impact of fluctuations in interest rates on the values of the Fund's assets and on the net asset value per share.


Restricted Securities. The Fund may purchase securities that are not registered ("restricted securities") under the Securities Act of 1933 ("1933 Act"), including commercial paper issued in reliance on Section 4(2) of the 1933 Act and securities offered and sold to "qualified institutional buyers" under Rule 144A under the 1933 Act. The Fund will not invest more than 10% of its net assets in illiquid investments. If the Trustees determine, based upon a continuing review of the trading markets for specific Section 4(2) or Rule 144A securities, that they are liquid, they will not be subject to the 10% limit on illiquid securities The Trustees have adopted guidelines and delegated to the Adviser the daily function of determining the monitoring and liquidity of restricted securities. The Trustees, however, will retain sufficient oversight and be ultimately responsible for the determinations. The Trustees will carefully monitor the Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity and availability of information. This investment practice could have the effect of increasing the level of illiquidity in the Fund if qualified institutional buyers become for a time uninterested in purchasing these restricted securities.


Participation Interests. The Fund may purchase from financial institutions tax exempt participation interests in tax exempt securities. A participation interest gives the Fund an undivided interest in the tax exempt security in the proportion that the Fund's participation interest bears to the total amount of the tax exempt security. For certain participation interests, the Fund will have the right to demand payment, on a specified number of days' notice, for all or any part of the Fund's participation interest in the tax exempt security plus accrued interest. Participation interests, that are determined to be not readily marketable, will be considered illiquid for purposes of the Fund's 10% investment restriction on investment in illiquid securities.


The Fund may also invest in Certificates of Participation (COP's) which provide participation interests in lease revenues. Each COP represents a proportionate interest in or right to the lease-purchase payment made under municipal lease obligations or installment sales contracts. Typically, municipal lease obligations are issued by a state or municipal financing authority to provide funds for the construction of facilities (e.g., schools, dormitories, office buildings or prisons) or the acquisition of equipment. The facilities are typically used by the state or municipality pursuant to a lease with a financing authority. Certain municipal lease obligations may trade infrequently. Participation interests in municipal lease obligations will not be considered illiquid for purposes of the Fund's 10% limitation on illiquid securities provided the Adviser determines that there is a readily available market for such securities.

In reaching liquidity decisions, the Adviser will consider, among others, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.) With respect to municipal lease obligations, the Adviser also considers: (1) the willingness of the municipality to continue, annually or biannually, to appropriate funds for payment of the lease; (2) the general credit quality of the municipality and the essentiality to the municipality of the property covered by the lease; (3) an analysis of factors similar to that performed by nationally recognized statistical rating organizations in evaluating the credit quality of a municipal lease obligation, including (i) whether the lease can be canceled; (ii) if applicable, what assurance there is that the assets represented by the lease can be sold; (iii) the strength of the lessee's general credit (e.g., its debt, administrative, economic and financial characteristics); (iv) the likelihood that the municipality will discontinue appropriating funding for the leased property because the property is no longer deemed essential to the operations of the municipality (e.g., the potential for an event of nonappropriation); and (v) the legal recourse in the event of failure to appropriate; and (4) any other factors unique to municipal lease obligations as determined by the Adviser.


The Fund may engage in short-term trading consistent with its investment objective. Securities may be sold in anticipation of a market decline (a rise in interest rates) or purchased in anticipation of a market rise (a decline in interest rates). In addition, a security may be sold and another security of comparable quality purchased at approximately the same time to take advantage of what the Adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of tax- exempt securities.

In general, purchases and sales may also be made to restructure the portfolio in terms of average maturity, quality, coupon yield or diversification for any one or more of the following purposes: (a) to increase income, (b) to improve portfolio quality, (c) to minimize capital depreciation, (d) to realize gains or losses, or (e) for such other reasons as the Adviser deems relevant in light of economic or market conditions.

Repurchase Agreements. The Fund may enter into repurchase agreements for purposes of realizing additional (taxable) income. In a repurchase agreement the Fund buys a security for a relatively short period (usually not more than 7 days) subject to the obligation to sell it back to the issuer at a fixed time and price plus accrued interest. The Fund will enter into repurchase agreements only with member banks of the Federal Reserve System and with "primary dealers" in U.S. Government securities. The Adviser will continuously monitor the creditworthiness of the parties with whom the Fund enters into repurchase agreements.

The Fund has established a procedure providing that the securities serving as collateral for each repurchase agreement must be delivered to the Fund's custodian either physically or in book-entry form and that the collateral must be marked to market daily to ensure that each repurchase agreement is fully collateralized at all times. In the event of bankruptcy or other default by a seller of a repurchase agreement, the Fund could experience delays in liquidating the underlying securities during the period in which the Fund seeks to enforce its rights thereto, possible subnormal levels of income, decline in value of the underlying securities or lack of access to income during this period as well as the expense of enforcing its rights.

Reverse Repurchase Agreements. The Fund may also enter into reverse repurchase agreements which involve the sale of U.S. Government securities held in its portfolio to a bank with an agreement that the Fund will buy back the securities at a fixed future date at a fixed price plus an agreed amount of "interest" which may be reflected in the repurchase price. Reverse repurchase agreements are considered to be borrowings by the Fund. Reverse repurchase agreements involve the risk that the market value of securities purchased by the Fund with proceeds of the transaction may decline below the repurchase price of the securities sold by the Fund which it is obligated to repurchase. The Fund will also continue to be subject to the risk of a decline in the market value of the securities sold under the agreements because it will reacquire those securities upon effecting their repurchase. The Fund will not enter into reverse repurchase agreements and other borrowings exceeding in the aggregate 15% of the market value of its total assets. To minimize various risks associated with reverse repurchase agreements, the Fund will establish a separate account consisting of highly liquid, marketable securities in an amount at least equal to the repurchase prices of these securities (plus accrued interest thereon) under such agreements. In addition, the Fund will not purchase additional securities while all borrowings exceed 5% of the value of its total assets. The Fund will enter into reverse repurchase agreements only with federally insured banks or savings and loan associations which are approved in advance as being creditworthy by the Trustees. Under procedures established by the Trustees, the Adviser will monitor the creditworthiness of the banks involved.

Options on Securities  and Securities  Indices.  The Fund may purchase and write
(sell) call and put options on debt securities in which it may invest or on any securities index based on debt securities in which it may invest. These options may be listed on national domestic securities exchanges or foreign securities exchanges or traded in the over-the-counter market. The Fund may write covered put and call options and purchase put and call options as a substitute for the purchase or sale of securities or to protect against declines in the value of portfolio securities and against increases in the cost of securities to be acquired.

Writing Covered Options. A call option on securities written by the Fund obligates the Fund to sell specified securities to the holder of the option at a specified price if the option is exercised at any time before the expiration date. A put option on securities written by the Fund obligates the Fund to purchase specified securities from the option holder at a specified price if the option is exercised at any time before the expiration date. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash settlement payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segment of the securities market rather than price fluctuations in a single security. Writing covered call options may deprive the Fund of the opportunity to profit from an increase in the market price of the securities in its portfolio. Writing covered put options may deprive the Fund of the opportunity to profit from a decrease in the market price of the securities to be acquired for its portfolio.

All call and put options written by the Fund are covered. A written call option or put option may be covered by (i) maintaining cash or liquid securities in a segregated account with a value at least equal to the Fund's obligation under the option, (ii) entering into an offsetting forward commitment and/or (iii) purchasing an offsetting option or any other option which, by virtue of its exercise price or otherwise, reduces the Fund's net exposure on its written option position. A written call option on securities is typically covered by maintaining the securities that are subject to the option in a segregated account. The Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index.

The Fund may terminate its obligations under an exchange traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counterparty to such option. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund would normally purchase call options in anticipation of an increase, or put options in anticipation of a decrease ("protective puts") in the market value of securities of the type in which it may invest. The Fund may also sell call and put options to close out its purchased options.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain on the purchase of a call option if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund's portfolio securities. The Fund would ordinarily realize a gain if, during the option period, the value of the underlying securities or currency decreased below the exercise price sufficiently to cover the premium and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of put options may be offset by countervailing changes in the value of the Fund's portfolio securities. Under certain circumstances, the Fund may not be treated as the tax owner of a security if the Fund has purchase a put option on the same security. If this occurred, the interest on the security would be taxable.

The Fund's options transactions will be subject to limitations established by each of the exchanges, boards of trade or other trading facilities on which such options are traded. These limitations govern the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert, regardless of whether the options are written or purchased on the same or different exchanges, boards of trade or other trading facilities or are held or written in one or more accounts or through one or more brokers. Thus, the number of options which the Fund may write or purchase may be affected by options written or purchased by other investment advisory clients of the Adviser. An exchange, board of trade or other trading facility may order the liquidation of positions found to be in excess of these limits, and it may impose certain other sanctions.

Risks Associated with Options Transactions. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options). If trading were discontinued, the secondary market on that exchange (or in that class or series of options) would cease to exist. However, outstanding options on that exchange that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund's ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. The Adviser will determine the liquidity of each over-the-counter option in accordance with guidelines adopted by the Trustees.

The writing and purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of options depends in part on the Adviser's ability to predict future price fluctuations and, for hedging transactions, the degree of correlation between the options and securities markets.

Futures Contracts and Options on Futures Contracts. To hedge against changes in interest rates or securities prices, the Fund may purchase and sell futures contracts on debt securities and debt securities indices, and purchase and write call and put options on these futures contracts. The Fund may also enter into closing purchase and sale transactions with respect to any of these contracts and options. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that are licensed, regulated or approved by the Commodity Futures Trading Commission ("CFTC").

Futures Contracts. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities will usually be liquidated in this manner, the Fund may instead make, or take, delivery of the underlying securities whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures contracts are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Hedging and Other Strategies with Future Contracts. Hedging is an attempt to establish with more certainty than would otherwise be possible the effective price or rate of return on portfolio securities or securities that the Fund proposes to acquire. When interest rates are rising or securities prices are falling, the Fund can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, the Fund, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases.

The Fund may, for example, take a "short" position in the futures market by selling futures contracts in an attempt to hedge against an anticipated rise in interest rates or a decline in market prices that would adversely affect the value of the Fund's portfolio securities. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities.

If, in the opinion of the Adviser, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other debt securities or indices, the Fund may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Adviser will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any differential by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Fund's portfolio securities.

When a short hedging position is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities would be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take a "long" position by purchasing futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices then available in the applicable market to be less favorable than prices that are currently available.

Options on Futures Contracts. The Fund may purchase and write options on futures for the same purposes as its transactions in futures contracts. The purchase of put and call options on futures contracts will give the Fund the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium (upon exercise of the option) to sell a futures contract if the option is exercised, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Fund intends to purchase. However, the Fund becomes obligated (upon exercise of the option) to purchase a futures contract if the option is exercised, which may have a value lower than the exercise price. The loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. The Fund's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.

Other Considerations. The Fund will engage in futures and related options transactions solely for bona fide hedging purposes or to seek to increase total return as permitted by the CFTC. To the extent that the Fund is using futures and related options for hedging purposes, futures contracts will be sold to protect against a decline in the price of securities that the Fund owns or futures contracts will be purchased to protect the Fund against an increase in the price of securities it intends to purchase. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or securities or instruments which it expects to purchase. As evidence of its hedging intent, the Fund expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Fund will have purchased, or will be in the process of purchasing, equivalent amounts of related securities in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for the Fund to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.

Transactions in futures contracts and options on futures involve brokerage costs, require margin deposits and, in the case of contracts and options obligating the Fund to purchase securities, require the Fund to establish a segregated account consisting of cash or liquid securities in an amount equal to the underlying value of such contracts and options.

While transactions in futures contracts and options on futures may reduce certain risks, these transactions themselves entail certain other risks. For example, unanticipated changes in interest rates or securities prices may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions.

Perfect correlation between the Fund's futures positions and portfolio positions will be impossible to achieve. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Some futures contracts or options on futures may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit trading in a futures contract or related option, which may make the instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or related option can vary from the previous day's settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

Structured or Hybrid Notes. The Fund may invest in "structured" or "hybrid" notes. The distinguishing feature of a structured or hybrid note is that the amount of interest and/or principal payable on the note is based on the performance of a benchmark asset or market other than fixed income securities or interest rates. Examples of these benchmarks include stock prices, currency exchange rates and physical commodity prices. Investing in a structured note allows the Fund to gain exposure to the benchmark market while fixing the maximum loss that the Fund may experience in the event that market does not perform as expected. Depending on the terms of the note, the Fund may forego all or part of the interest and principal that would be payable on a comparable conventional note; the Fund's loss cannot exceed this foregone interest and/or principal. An investment in structured or hybrid notes involves risks similar to those associated with a direct investment in the benchmark asset.

Indexed Securities. The Fund may invest in indexed securities, including floating rate securities that are subject to a maximum interest rate ("capped floaters") and leveraged inverse floating rate securities ("inverse floaters") (up to 10% of the Fund's total assets). The interest rate or, in some cases, the principal payable at the maturity of an indexed security may change positively or inversely in a relation to one or more interest rates, financial indices, or other financial indicators ("reference prices"). An indexed security may be leveraged to the extent that the magnitude of any change in the interest rate or principal payable on an indexed security is a multiple of the change in the reference price. Thus, indexed securities may decline in value due to adverse market charges in interest rates or other reference prices.


Variable or Floating Rate Obligations. Certain of the obligations in which the Fund may invest may be variable or floating rate obligations on which the interest rate is adjusted at predesignated periodic intervals (variable rate) or when there is a change in the market rate of interest on which the interest rate payable on the obligation is based (floating rate). Variable or floating rate obligations may include a demand feature which entitles the purchaser to demand prepayment of the principal amount prior to stated maturity. Also, the issuer may have a corresponding right to prepay the principal amount prior to maturity. As with any other type of debt security, the marketability of variable or floating rate instruments may vary depending upon a number of factors, including the type of issuer and the terms of the instruments. The Fund may also invest in more recently developed floating rate instruments which are created by dividing a municipal security's interest rate into two or more different components. Typically, one component ("floating rate component" or "FRC") pays an interest rate that is reset periodically through an auction process or by reference to an interest rate index. A second component ("inverse floating rate component" or "IFRC") pays an interest rate that varies inversely with changes to market rates of interest, because the interest paid to the IFRC holders is generally determined by subtracting a variable or floating rate from a predetermined amount (i.e., the difference between the total interest paid by the municipal security and that paid by the FRC). The Fund may purchase FRC's without limitation. Up to 10% of the Fund's total assets may be invested in IFRC's in an attempt to protect against a reduction in the income earned on the Fund's other investments due to a decline in interest rates. The extent of increases and decreases in the value of an IFRC generally will be greater than comparable changes in the value of an equal principal amount of a fixed-rate municipal security having similar credit quality, redemption provisions and maturity. To the extent that such instruments are not readily marketable, as determined by the Adviser pursuant to guidelines adopted by the Trustees, they will be considered illiquid for purposes of the Fund's 10% investment restriction on investment in illiquid securities.


Risk Associated With Specific Types of Derivative Debt Securities. Different types of derivative debt securities are subject to different combinations of prepayment, extension and/or interest rate risk. The risk of early prepayments is the primary risk associated with interest only debt securities ("IOs"), super floaters and other leveraged floating rate instruments. In some instances, early prepayments may result in a complete loss of investment in certain of these securities. The primary risks associated with certain other derivative debt securities are the potential extension of average life and/or depreciation due to rising interest rates.

Derivative Debt securities include floating rate securities based on the Cost of Funds Index ("COFI floaters"), other "lagging rate" floating rate securities, floating rate securities that are subject to a maximum interest rate ("capped floaters"), leveraged inverse floating rate securities ("inverse floaters"), principal only debt securities ("POs") and certain residual or support branches of index amortizing notes. Index amortizing notes are subject to extension risk resulting from the issuer's failure to exercise its option to call or redeem the notes before their stated maturity date. Leveraged inverse IOs present an especially intense combination of prepayment, extension and interest rate risks.

Other types of floating rate derivative debt securities present more complex types of interest rate risks. For example, range floaters are subject to the risk that the coupon will be reduced to below market rates if a designated interest rate floats outside of a specified interest rate band or collar. Dual index or yield curve floaters are subject to depreciation in the event of an unfavorable change in the spread between two designated interest rates. X- reset floaters have a coupon that remains fixed for more than one accrual period. Thus, the type of risk involved in these securities depends on the terms of each individual X-reset floater.

Forward Commitment and When-Issued and Securities. The Fund may purchase securities on a when-issued or forward commitment basis. "When-issued" refers to securities whose terms are available and for which a market exists, but which have not been issued. The Fund will engage in when-issued transactions with respect to securities purchased for its portfolio in order to obtain what is considered to be an advantageous price and yield at the time of the transaction. For when-issued transactions, no payment is made until delivery is due, often a month or more after the purchase. In a forward commitment transaction, the Fund contracts to purchase securities for a fixed price at a future date beyond customary settlement time.

When the Fund engages in forward commitment and when-issued transactions, it relies on the seller to consummate the transaction. The failure of the issuer or seller to consummate the transaction may result in the Fund losing the opportunity to obtain a price and yield considered to be advantageous. The purchase of securities on a when-issued and forward commitment basis also involves a risk of loss if the value of the security to be purchased declines prior to the settlement date.

On the date the Fund enters into an agreement to purchase securities on a when-issued or forward commitment basis, the Fund will segregate in a separate account cash or liquid securities equal in value to the Fund's commitment. These assets will be valued daily at market, and additional cash or securities will be segregated in a separate account to the extent that the total value of the assets in the account declines below the amount of the when-issued commitments. Alternatively, the Fund may enter into offsetting contracts for the forward sale of other securities that it owns.

Swaps, Caps, Floors and Collars. As one way of managing its exposure to different types of investments, the Fund may enter into interest rate swaps, and other types of swap agreements such as caps, collars and floors. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.

Swap agreements will tend to shift the Fund's investment exposure from one type of investment to another. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund's investments and its share price and yield.

Swap agreements are sophisticated hedging instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on the Fund's performance. Swap agreements are subject to risks related to the counterpart's ability to perform, and may decline in value if the counterpart's credit worthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Fund will maintain in a segregated account with its custodian, cash or liquid, high grade debt securities equal to the net amount, if any, of the excess of the Fund's obligations over its entitlement with respect to swap, cap, collar or floor transactions.

Lending of Securities. For purposes of realizing additional (taxable) income, the Fund may lend portfolio securities to brokers, dealers, and financial institutions if the loan is collateralized by cash or U.S. Government securities according to applicable regulatory requirements. The Fund may reinvest any cash collateral in short-term securities. When the Fund lends portfolio securities, there is a risk that the borrower may fail to return the securities involved in the transaction. As a result, the Fund may incur a loss or, in the event of the borrower's bankruptcy, the Fund may be delayed in or prevented from liquidating the collateral. It is a fundamental policy of the Fund not to lend portfolio securities having a total value exceeding 33 1/3% of its total assets.

Short Term Trading and Portfolio Turnover. Short-term trading means the purchase and subsequent sale of a security after it has been held for a relatively brief period of time. The Fund may engage in short-term trading in response to changes in interest rates or other economic trends and developments, or to take advantage of yield disparities between various fixed income securities in order to realize capital gains or improve income. Short term trading may have the effect of increasing portfolio turnover rate. A high rate of portfolio turnover (100% or greater) involves correspondingly greater brokerage expenses. The
Fund's portfolio turnover rate is set forth in the table under the caption "Financial Highlights" in the Prospectus.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions. The following investment restrictions will not be changed without approval of a majority of the Fund's outstanding voting securities which, as used in the Prospectus and this Statement of Additional Information, means approval by the lesser of (1) the holders of 67% or more of the Fund's shares represented at a meeting if more than 50% of the Fund's outstanding shares are present in person or by proxy at that meeting or (2) more than 50% of the Fund's outstanding shares.

The Fund may not:

                  1. Borrow money except from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) valued at market less liabilities (not including the amount borrowed) at the time the borrowings was made. While borrowing exceed 5% of the value of the Fund's total assets, the Fund will not purchase any additional securities. Interest paid on borrowing will reduce the Fund's net investment income.

                  2. Pledge, hypothecate, mortgage or otherwise encumber its assets, except in an amount up to 10% of the value of its total assets but only to secure borrowing for temporary or emergency purposes or as may be necessary in connection with maintaining collateral in connection with writing put and call options or making initial margin deposits in connection with the purchase or sale of financial futures, index futures contracts and related options.

                  3. With respect to 75% of its total assets, purchase securities (other than obligations issued or guaranteed by the United States government, its agencies of instrumentalities and shares of other investment companies) of any issuer if the purchase would cause immediately thereafter more than 5% of the value of the Fund's total assets to be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer.

                  4. Make loans to others, except through the purchase of obligations in which the Fund is authorized to invest, entering in repurchase agreements and lending portfolio securities in an amount not exceeding 33 1/3% of its total assets.

                  5. Purchase illiquid securities, including securities subject to restrictions on disposition under the Securities Act of 1933, repurchase agreements maturing in more than seven days, and securities which do not have readily available market quotations, if such purchase would cause the Fund to have more than 10% of its net assets invested in such types of securities.

                  6. Purchase or retain the securities of any issuer, if those officers and Trustees of the Fund or the Adviser who own beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

                  7. Write, purchase or sell puts, calls or combinations thereof, except put and call options on debt securities, futures contracts based on debt securities, indices of debt securities and futures contracts based on indices of debt securities, sell securities on margin or make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

                  8. Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security.

                  9. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, except commodities and commodities contracts which are necessary to enable the Fund to engage in permitted futures and options transactions necessary to implement hedging strategies, or oil and gas interests. This limitation shall not prevent the Fund from investing in municipal securities secured by real estate or interests in real estate or holding real estate acquired as a result of owning such municipal securities.

                  10. Invest in common stock or in securities of other investment companies, except that securities of investment companies may be acquired as part of a merger, consolidation or acquisition of assets and units of registered unit investment trusts whose assets consist substantially of tax-exempt securities may be acquired to the extent permitted by Section 12 of the Act or applicable rules.

                  11. Invest more than 25% of its assets in the securities of "issuers" in any single industry; provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the United States Government, its agencies or instrumentalities or by any state or political subdivision thereof. For purposes of this limitation when the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the entity, the entity would be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development or pollution control bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and would be treated as an issue of such government or other entity unless the value of all securities issued or guaranteed by the government or other entity owned by the Fund does not exceed 10% of the Fund's total assets.

                  12. Invest more than 5% of its total assets in securities of any issuers if the party responsible for payment, together with any predecessor, has been in operation for less than three years (except U.S. government and agency obligations and obligations backed by the faith, credit and taxing power of any person authorized to issue tax exempt securities).

                  13. Issue any senior securities, except insofar as the Fund may be deemed to have issued a senior security by: entering into a repurchase agreement; purchasing securities on a when-issued or delayed delivery basis; purchasing or selling any options or financial futures contract; borrowing money or lending securities in accordance with applicable investment restrictions.

The Trustees have approved the following non-fundamental investment policy pursuant to an order of the SEC: Notwithstanding any investment restriction to the contrary, the Fund may, in connection with the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees, purchase securities of other investment companies within the John Hancock Group of Funds provided that, as a result, (i) no more than 10% of the Fund's assets would be invested in securities of all other investment companies, (ii) such purchase would not result in more than 3% of the total outstanding voting securities of any one such investment company being held by the Fund and (iii) no more than 5% of the Fund's assets would be invested in any one such investment company.

If a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the value of each Fund's assets will not be considered a violation of the restriction.

THOSE RESPONSIBLE FOR MANAGEMENT

The business of the Fund is managed by its Trustees of the Trust who elect officers who are responsible for the day-to-day operations of the Fund and who execute policies formulated by the Trustees. Several of the officers and Trustees of the Fund are also officers and Directors of the Adviser or officers and Directors of John Hancock Funds, Inc. ("John Hancock Funds").


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Stephen L. Brown*                        Trustee and Chairman                   Chairman and Chief Executive Officer,
John Hancock Place                                                              John Hancock Mutual Life Insurance
P.O. Box 111                                                                    Company; Chairman and Director, John
Boston, MA 02117                                                                Hancock Advisers, Inc. (The Adviser),
July 1937                                                                       John Hancock Funds, Inc. (John
                                                                                Hancock Funds), The Berkeley
                                                                                Financial Group, Inc. (The Berkeley
                                                                                Group); Director, John Hancock
                                                                                Subsidiaries, Inc.; John Hancock
                                                                                Insurance Agency, Inc.; (Insurance
                                                                                Agency), (until June 1999); Federal
                                                                                Reserve Bank of Boston (until March
                                                                                1999); John Hancock Signature
                                                                                Services, Inc. (Signature Services)
                                                                                (until January 1997); Trustee, John
                                                                                Hancock Asset Management (until
                                                                                March 1997).


Maureen R. Ford *                        Trustee, Vice Chairman and Chief       President, Broker/Dealer Distributor,
                                         Executive Officer                      John Hancock Mutual Life Insurance
                                                                                Company; Vice Chairman, Director
                                                                                and Chief Executive Officer, the
                                                                                Advisers, The Berkeley Group, John
                                                                                Hancock Funds; Chairman, Director
                                                                                and President, Insurance Agency,
                                                                                Inc.; Chairman, Director and Chief
                                                                                Executive Officer, Sovereign Asset
                                                                                Management Corporation (SAMCorp.);
                                                                                Senior Vice President, MassMutual
                                                                                Insurance Co. (until 1996); Senior
                                                                                Vice President, Connecticut Mutual
                                                                                Insurance Co. (until 1989).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       17


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

James F. Carlin                          Trustee                                Chairman and CEO, Carlin
233 West Central Street                                                         Consolidated, Inc.
Natick, MA 01760                                                                (management/investments); Director,
April 1940                                                                      Arbella Mutual (insurance), Health
                                                                                Plan Services, Inc., Massachusetts
                                                                                Health and Education Tax Exempt
                                                                                Trust, Flagship Healthcare, Inc.,
                                                                                Carlin Insurance Agency, Inc., West
                                                                                Insurance Agency, Inc. (until May
                                                                                1995), Uno Restaurant Corp.;
                                                                                Chairman, Massachusetts Board of
                                                                                Higher Education (until July 1999).


William H. Cunningham                    Trustee                                Chancellor, University of Texas
601 Colorado Street                                                             System and former President of the
O'Henry Hall                                                                    University of Texas, Austin, Texas;
Austin, TX 78701                                                                Lee Hage and Joseph D. Jamail
January 1944                                                                    Regents Chair of Free Enterprise;
                                                                                Director, LaQuinta Motor Inns, Inc.
                                                                                (hotel management company)
                                                                                (1985-1998); Jefferson-Pilot
                                                                                Corporation (diversified life
                                                                                insurance company) and LBJ
                                                                                Foundation Board (education
                                                                                foundation); Advisory Director,
                                                                                Chase Bank (formerly Texas Commerce
                                                                                Bank - Austin).



-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       18


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Ronald R. Dion                           Trustee                                President and Chief Executive
250 Boylston Street                                                             Officer, R.M. Bradley &  Co., Inc.;
Boston, MA 02116                                                                Director, The New England Council
March 1946                                                                      and Massachusetts Roundtable;
                                                                                Trustee, North Shore Medical Center,
                                                                                Director, BJ's Wholesale Club, Inc.
                                                                                and a corporator of the Eastern
                                                                                Bank; Trustee, Emmanuel College.

Anne C. Hodsdon *                        Trustee and President (1,2)            President, Chief Operating Officer
101 Huntington Avenue                                                           and Director, the Adviser, The
Boston, MA  02199                                                               Berkeley Group; Director and
April 1953                                                                      President, NM Capital and SAMCorp.;
                                                                                Director, John Hancock Funds,
                                                                                Advisers International, and John
                                                                                Hancock Advisers International
                                                                                (Ireland) Ltd.; Executive Vice
                                                                                President, the Adviser (until
                                                                                1994); Director, Insurance Agency,
                                                                                Inc. (until June 1999); Director,
                                                                                Signature Services (until January
                                                                                1997).


Charles L. Ladner                        Trustee                                Senior Vice President and Chief
UGI Corporation                                                                 Financial Officer, UGI Corporation
P.O. Box 858                                                                    (Public Utility Holding Company)
Valley Forge, PA  19482                                                         (retired 1998); Vice President and
February 1938                                                                   Director for AmeriGas, Inc. (retired
                                                                                1998); Vice President of AmeriGas
                                                                                Partners, L.P. (until 1997);
                                                                                Director, EnergyNorth, Inc. (until
                                                                                1995).

-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.


                                       19


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Steven R. Pruchansky                     Trustee (1)                            Director and President, Mast
4327 Enterprise Avenue                                                          Holdings, Inc. (since 1991);
Naples, FL  34104                                                               Director, First Signature Bank &
August 1944                                                                     Trust Company (until August 1991);
                                                                                Director, Mast Realty Trust (until
                                                                                1994); President, Maxwell Building
                                                                                Corp. (until 1991).

Richard S. Scipione *                    Trustee (1)                            General Counsel, John Hancock Mutual
John Hancock Place                                                              Life Insurance Company; Director,
P.O. Box 111                                                                    the Adviser, John Hancock Funds,
Boston, MA  02117                                                               Signator Investors, Inc., John
August 1937                                                                     Hancock Subsidiaries, Inc.,
                                                                                SAMCorp.., NM Capital, The Berkeley
                                                                                Group, JH Networking Insurance
                                                                                Agency, Inc.; Insurance Agency, Inc.
                                                                                (until June 1999), Signature
                                                                                Services (until January 1997).

Norman H. Smith                          Trustee                                Lieutenant General, United States
243 Mt. Oriole Lane                                                             Marine Corps; Deputy Chief of Staff
Linden, VA  22642                                                               for Manpower and Reserve Affairs,
March 1933                                                                      Headquarters Marine Corps;
                                                                                Commanding General III Marine
                                                                                Expeditionary Force/3rd Marine
                                                                                Division (retired 1991).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       20


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John P. Toolan                           Trustee                                Director, The Smith Barney Muni Bond
13 Chadwell Place                                                               Funds, The Smith Barney Tax-Free
Morristown, NJ  07960                                                           Money Funds, Inc., Vantage Money
September 1930                                                                  Market Funds (mutual funds), The
                                                                                Inefficient-Market Fund, Inc.
                                                                                (closed-end investment company) and
                                                                                Smith Barney Trust Company of
                                                                                Florida; Chairman, Smith Barney
                                                                                Trust Company (retired December,
                                                                                1991); Director, Smith Barney,
                                                                                Inc., Mutual Management Company and
                                                                                Smith Barney Advisers, Inc.
                                                                                (investment advisers) (retired
                                                                                1991); Senior Executive Vice
                                                                                President, Director and member of
                                                                                the Executive Committee, Smith
                                                                                Barney, Harris Upham & Co.,
                                                                                Incorporated (investment bankers)
                                                                                (until 1991).


Osbert M. Hood                           Executive Vice President and Chief     Executive Vice President and  Chief
101 Huntington Avenue                    Financial Officer                      Financial Officer, each of the John
Boston, MA  02199                                                               Hancock Funds; Executive Vice
August 1952                                                                     President, Treasurer and Chief
                                                                                Financial Officer of the Adviser,
                                                                                the Berkeley Group, John Hancock
                                                                                Funds, and SAMCorp.; Senior Vice
                                                                                President, Chief Financial Officer
                                                                                and Treasurer, Signature Services,
                                                                                NM Capital; Director IndoCam Japan
                                                                                Limited; Vice President and Chief
                                                                                Financial Officer, John Hancock
                                                                                Mutual Life Insurance Company,
                                                                                Retail Sector (until 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       21


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

John A. Morin                            Vice President                         Vice President and Secretary, the
101 Huntington Avenue                                                           Adviser, The Berkeley Group,
Boston, MA  02199                                                               Signature Services, John Hancock
July 1950                                                                       Funds, NM Capital, SAMCorp. and
                                                                                Insurance Agency, Inc.; Counsel,
                                                                                John Hancock Mutual Life Insurance
                                                                                Company (until February 1996).


Susan S. Newton                          Vice President, Secretary and Chief    Vice President and Chief Legal
101 Huntington Avenue                    Legal Officer                          Officer the Adviser; John Hancock
Boston, MA  02199                                                               Funds, Signature Services, The
March 1950                                                                      Berkeley Group, NM Capital and
                                                                                SAMCorp..

James J. Stokowski                       Vice President, Treasurer and Chief    Vice President, the Adviser.
101 Huntington Avenue                    Accounting Officer
Boston, MA  02199
November 1946


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.



                                       22


                                         Positions Held                         Principal Occupation(s)
Name and Address                         With the Company                       During the Past Five Years
----------------                         ----------------                       --------------------------

Barry J. Gordon                          President of the Fund                  President and Chairman of the Board
1415 Kellum Place                                                               of American Fund Advisors, Inc.;
Suite 205                                                                       Director and President of the
Garden City, NY  11530                                                          Company and its predecessors (until
July 1945                                                                       1993); Vice President of F.G.S.K.,
                                                                                Inc. (Hotel) (since 1996); Chairman
                                                                                of the Board and Chief Executive
                                                                                Officer (since 1990) of Baseball
                                                                                Entrepreneurs, Inc. Chairman of the
                                                                                Board and Chief Executive Officer
                                                                                of Minor League Sports Enterprises,
                                                                                Inc. (baseball club ownership)
                                                                                (since 1992); President and
                                                                                Director of First Venture Capital
                                                                                Fund of Florida, LLC (venture
                                                                                capital investments) (since 1998);
                                                                                Director of Hain Food Group (food
                                                                                products) (from 1993 until 1998);
                                                                                Director of Sports Heroes, Inc.
                                                                                (sports memorabilia) (from 1989
                                                                                until 1996); Director of Winfield
                                                                                Capital Corp. (SBIC) (since 1995);
                                                                                Chairman of Board of ACOL
                                                                                Acquisition Corp. (baseball club
                                                                                ownership since 1994); Director of
                                                                                Millennium Sports Management, Inc.
                                                                                (sports management) (since 1996);
                                                                                Director of Robocom Systems, Inc.
                                                                                (automated systems) (since 1997).


-------------------
*    Trustee may be deemed to be an "interested person" of the Fund as defined in the Investment Company  Act of 1940.
(1)  Member of the Executive Committee. The Executive Committee may generally exercise most of the powers of the Board of Trustees.
(2)  A member of the Investment Committee of the Adviser.

The following tables provide information regarding the compensation paid by the Fund and the other investment companies in the John Hancock Fund Complex to the Independent Trustees for their services. Messrs. Brown and Scipione and Ms. Ford and Ms. Hodsdon, each a non-independent Trustee and each of the officers of the Fund are interested persons of the Adviser, are compensated by the Adviser and received no compensation from the Fund for their services.

                                Aggregate           Total Compensation from
                                Compensation        all Funds in John Hancock
     Trustees                   from the Fund(1)    Fund Complex to Trustees(2)
     --------                   ----------------    ---------------------------
     James F. Carlin                 $ 4,826                  $ 74,000
     William H. Cunningham*            4,826                    74,000
     Ronald R. Dion                    5,557                    18,500
     Charles F. Fretz*                   280                    57,121
     Harold R. Hiser, Jr.*             4,572                    70,000
     Charles L. Ladner                 5,032                    77,100
     Leo E. Linbeck, Jr.               4,582                    74,000
     Patricia P. McCarter*                 0                    43,696
     Steven R. Pruchansky*             5,026                    77,100
     Norman H. Smith*                  5,225                    79,350
     John P. Toolan*                   5,026                    77,100
                                    --------             -------------
     Total                           $44,952                  $721,967

         (1) Compensation for the period ended August 31, 1999.

         (2) The total compensation paid by the John Hancock Funds Complex to the Independent Trustees as of the calendar year ended December 31, 1998. As of this date there were sixty-five funds in the John Hancock Funds Complex with each of these Independent Trustees serving on thirty-four funds.

         * As of December 31, 1998, the value of the aggregate deferred compensation from all funds in the John Hancock Funds Complex for Mr. Cunningham was $320,943, for Mr. Hiser was $115,084, for Ms. McCarter was $183,645, for Mr. Pruchansky was $75,016, for Mr. Smith was $109,807 and for Mr. Toolan was $403,714 under the John Hancock Group of Funds Deferred Compensation Plan for Independent Trustees. Mr. Fretz and Ms. McCarter resigned effective October 1, 1998.

All of the officers listed are officers or employees of the Adviser or affiliated companies. Some of the Trustees and officers may also be officers and/or directors and/or trustees of one or more of the other funds for which the Adviser serves as investment adviser.

As of December 1, 1999 the officers and Trustees of the Fund as a group beneficially owned less than 1% of the outstanding shares of the Fund. As of that date, the following shareholders beneficially owned 5% or more of the outstanding shares of the Fund:

                                                        Percentage of Total
Name and                                                Outstanding Shares
Address of Shareholder              Class of Shares     Of the Class of the Fund
----------------------              ---------------     ------------------------

MLPF&S For The Sole Benefit of              B                    7.71 %
Its Customers
Attn: Fund Administration 979E3
4800 Deerlake Drive East 2nd Floor
Jacksonville FL 32246

Gladys F. Blank                             C                    24.89%
908 Gardenia
Victoria TX 77904-2169

First Union Securities Inc.                 C                    20.83%
A/C 4598-2906
Otis C Knighton &
111 E Kilbourn Avenue
Milwaukee WI 53202-6611

MLPF&S For The Sole Benefit of              C                    19.96%
Its Customers
Attn: Fund Administration
4800 Deer Lake Drive East 2nd Floor
Jacksonville FL 32246-6484

Zwonko V. Poss                              C                    11.44%
Maria Poss Jt WROS
W199 S 7525 Lake View Dr
Muskego WI 53150

Thomas G. Davies                            C                    10.04%
Eleanore A. Davies Jt WROS
12300 60th St
Kenosha WI 53144-7525

NFSC FEBO #OC8-895610                       C                     9.31%
Olive T Blattner
116 Crescent Dr
Pittsburgh PA 15228-1050

INVESTMENT ADVISORY AND OTHER SERVICES

The Adviser, located at 101 Huntington Avenue, Boston, Massachusetts 02199-7603, was organized in 1968 and has more than $30 billion in assets under management in its capacity as investment adviser to the Fund and other funds and in the John Hancock group of funds as well as institutional accounts. The Adviser is an affiliate of the Life Company, one of the most recognized and respected financial institutions in the nation. With total assets under management of more than $100 billion, the Life Company is one of the ten largest life insurance companies in the United States, and carries a high rating from Standard & Poor's and A. M. Best. Founded in 1862, the Life Company has been serving clients for over 130 years


The Fund has entered into an investment management contract (the "Advisory Agreement") with the Adviser which was approved by the Fund's shareholders. Pursuant to the Advisory Agreement, the Adviser will: (a) furnish continuously an investment program for the Fund and determine, subject to the overall supervision and review of the Trustees, which investments should be purchased, held, sold or exchanged and (b) provide supervision over all aspects of the Fund's operations except those which are delegated to a custodian, transfer agent or other agent.

The Fund bears all costs of its organization and operation, including but not limited to expenses of preparing, printing and mailing all shareholders' reports, notices, prospectuses, proxy statements and reports to regulatory agencies; expenses relating to the issuance, registration and qualification of shares; government fees; interest charges; expenses of furnishing to shareholders their account statements; taxes; expenses of redeeming shares; brokerage and other expenses connected with the execution of portfolio securities transactions; expenses pursuant to the Fund's plan of distribution; fees and expenses of custodians including those for keeping books and accounts, maintaining a committed line of credit, and calculating the net asset value of shares; fees and expenses of transfer agents and dividend disbursing agents; legal, accounting, financial, management, tax and auditing fees and expenses of the Fund (including an allocable portion of the cost of the Adviser's employees rendering such services to the Fund); the compensation and expenses of Trustees who are not otherwise affiliated with the Trust, the Adviser or any of their affiliates; expenses of Trustees' and shareholders' meetings; trade association memberships; insurance premiums; and any extraordinary expenses.

As compensation for its services under the Advisory Agreement, the Fund pays the Adviser monthly a fee based on a stated percentage of the average of the daily net assets of the Fund as follows:

                           Net Asset Value                      Annual Rate
                           ---------------                      -----------
                           First $500,000,000                      0.55%
                           Next $500,000,000                       0.50%
                           Amount over $1,000,000,000              0.45%

From time to time, the Adviser may reduce its fee or make other arrangements to limit the Fund's expenses to a specified percentage of its average daily net assets. The Adviser retains the right to reimpose a fee and recover any other payments to the extent that, at the end of any fiscal year, the Fund's annual expenses fall below this limit.


For the fiscal year ended December 31, 1996, the period ended August 31, 1997, advisory fees payable to the Fund's Adviser amounted to $1,489,530 and $4,110,920, respectively. For the fiscal years ended August 31, 1999 and 1998, advisory fees payable to the Fund's Adviser amounted to $4,058,587 and $4,201,258, respectively. However, a portion of such fees were not imposed pursuant to the voluntary fee reduction and expense limitation agreement then in effect. For the fiscal years ended August 31, 1998 and 1999, advisory fees payable to the Fund's adviser amounted to $4,054,093 and $0, respectively.

Securities held by the Fund may also be held by other funds or investment advisory clients for which the Adviser or its affiliates provide investment advice. Because of different investment objectives or other factors, a particular security may be bought for one or more funds or clients when one or more are selling the same security. If opportunities for purchase or sale of securities by the Adviser or for other funds or clients for which the Adviser renders investment advice arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective funds or clients in a manner deemed equitable to all of them. To the extent that transactions on behalf of more than one client of the Adviser or its respective affiliates may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

Pursuant to the Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which its Advisory Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from its reckless disregard of its obligations and duties under the Advisory Agreement.

Under the Advisory Agreement, the Fund may use the name "John Hancock" or any name derived from or similar to it only for so long as the Advisory Agreement or any extension, renewal or amendment thereof remains in effect. If the Fund's
Advisory Agreement is no longer in effect, the Fund (to the extent that it lawfully can) will cease to use such name or any other name indicating that it is advised by or otherwise connected with the Adviser. In addition, the Adviser or the Life Company may grant the non-exclusive right to use the name "John Hancock" or any similar name to any other corporation or entity, including but not limited to any investment company of which the Life Company or any subsidiary or affiliate thereof or any successor to the business of any subsidiary or affiliate thereof shall be the Adviser.

The continuation of the Advisory Agreement and Distribution Agreement (discussed below) was approved by all of the Trustees. The Advisory Agreement and the Distribution Agreement will continue in effect from year to year, provided that its continuance is approved annually both (i) by the holders of a majority of the outstanding voting securities of the Trust or by the Trustees, and (ii) by a majority of the Trustees who are not parties to the Agreement or "interested persons" of any such parties. Both agreements may be terminated on 60 days written notice by any party or by a vote of a majority of the outstanding voting securities of the Fund and will terminate automatically if assigned.


Accounting and Legal Services Agreement. The Trust, on behalf of the Fund, is a party to an Accounting and Legal Services Agreement with the Adviser. Pursuant to this agreement, the Adviser provides the Fund with certain tax, accounting and legal services. For the fiscal years ended August 31, 1997, 1998 and 1999, the Fund paid the Adviser $143,283, $139,637 and $118,257, respectively, for services under this Agreement.


In order to avoid conflicts with portfolio trades for the Funds, the Adviser and the Trust have adopted extensive restrictions on personal securities trading by personnel of the Adviser and its affiliates. Some of these restrictions are: pre-clearance for all personal trades and a ban on the purchase of initial public offerings, as well as contributions to specified charities of profits on securities held for less than 91 days. These restrictions are a continuation of the basic principle that the interests of the Funds and their shareholders come first.

DISTRIBUTION CONTRACTS


The Fund has a Distribution Agreement with John Hancock Funds. Under the agreement, John Hancock Funds is obligated to use its best efforts to sell shares of each class of the Fund. Shares of the Fund are also sold by selected broker-dealers (the "Selling Brokers") which have entered into selling agency agreements with John Hancock Funds. These Selling Brokers are authorized to designate other intermediaries to receive purchase and redemption orders on behalf of the Fund. John Hancock Funds accept orders for the purchase of the shares of the Fund that are continually offered at net asset value next determined, plus an applicable sales charge, if any. In connection with the sale of Fund shares, John Hancock Funds and Selling Brokers receive compensation from a sales charge imposed, in the case of Class A shares, at the time of sale. In the case of Class B or Class C shares, the broker receives compensation immediately but John Hancock Funds is compensated on a deferred basis.

Total underwriting commissions for sales of the Fund's Class A shares for the fiscal years ended for the fiscal years ended August 31, 1997, 1998 and 1999 were $642,722, $645,689 and $672,963, respectively. Of such amounts $65,428,
$79,967 and $21,505, respectively, retained by John Hancock Funds in 1997, 1998 and 1999. The remainder of the underwriting commissions were reallowed to Selling Brokers.

The Fund's Trustees adopted Distribution Plans with respect to each class of shares (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plans, the Fund will pay distribution and service fees at an aggregate annual rate of up to 0.25% for Class A shares and 1.00% for Class B and Class C shares, of the Fund's average daily net assets attributable to shares of that class. John Hancock Funds has agreed to continue to limit the payments of expenses under the Plans to 0.15% and 0.90% of the average daily net assets of the Class A and Class B shares, respectively. However, the service fee will not exceed 0.25% of the Fund's average daily net assets attributable to each class of shares. The distribution fees will be used to reimburse John Hancock Funds for its distribution expenses, including but not limited to: (i) initial and ongoing sales compensation to Selling Brokers and others (including affiliates of John Hancock Funds) engaged in the sale of Fund shares; (ii) marketing, promotional and overhead expenses incurred in connection with the distribution of Fund shares; and (iii) with respect to Class B and Class C shares only, interest expenses on unreimbursed distribution expenses. The service fees will be used to compensate Selling Brokers and others for providing personal and account maintenance services to shareholders. In the event the John Hancock Funds is not fully reimbursed for payments or expenses under the Class A Plan, these expenses will not be carried beyond twelve months from the date they were incurred. Unreimbursed expense under the Class B and Class C Plans will be carried forward together with interest on the balance of these unreimbursed expenses. The Fund does not treat unreimbursed expenses under the Class B and Class C Plans as a liability of the Fund, because the Trustees may terminate Class B and/or Class C Plans at any time with no additional liability for these expenses to the shareholders and the Fund. For the fiscal year ended August 31, 1999 an aggregate of $11,454,544 of distribution expenses or 6.69% of the average net assets of the Class B shares of the Fund, was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or Rule 12b-1 fees in prior periods. For the period from April 1, 1999 to August 31, 1999, an aggregate of $0 of distribution expenses or 0% of the average net assets of the Class C shares of the Fund was not reimbursed or recovered by John Hancock Funds through the receipt of deferred sales charges or 12b-1 fees.

The Plans and all amendments were approved by the Trustees, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plans (the "Independent Trustees"), by votes cast in person at meetings called for the purpose of voting on such Plans.

Pursuant to the Plans, at least quarterly, John Hancock Funds provides the Fund with a written report of the amounts expended under the Plans and the purpose for which these expenditures were made. The Trustees review these reports on a quarterly basis to determine their continued appropriateness.

The Plans provide that they will continue in effect only so long as their continuance is approved at least annually by a majority of both the Trustees and Independent Trustees. The Plans provide that they must be terminated without penalty, (a) by vote of a majority of the Independent Trustees, (b) by a vote of a majority of the Fund's outstanding shares of the applicable class upon 60 days' written notice to John Hancock Funds, and (c) automatically in the event of assignment. The Plans further provide that they must not be amended to increase the maximum amount of the fees for the services described therein without the approval of a majority of the outstanding shares of the class of the Fund which has voting rights with respect to that Plan. Each Plan provides, that no material amendment to the Plans will, in any event, be effective unless it is approved by a vote of a majority vote of the Trustees and the Independent Trustees of the Fund. The holders of Class A, Class B and Class C shares have exclusive voting rights with respect to the Plan applicable to their respective class of shares. In adopting the Plans, the Trustees concluded that, in their judgment, there is a reasonable likelihood that the Plans will benefit the holders of the applicable class of shares of the Fund.

Amounts paid to John Hancock Funds by any class of shares of the Fund will not be used to pay the expenses incurred with respect to any other class of shares of the Fund; provided, however, that the expenses attributable to the Fund as a whole will be allocated, to the extent permitted by law, according to a formula based upon gross sales dollars and/or average daily net assets of each such class, as may be approved from time to time by vote of a majority of Trustees. From time to time, the Fund may participate in joint distribution activities with other Funds and the costs of those activities will be borne by each Fund in proportion to the relative net asset value of the participating Funds.


During the fiscal year ended August 31, 1999, the Fund paid John Hancock Funds the following amounts of expenses in connection with their services.


                                                   Expense Items
                                                   -------------


                                        Printing and                                                 Interest,
                                        Mailing of                                Expenses of        Carrying or
                                        Prospectus to New   Compensation to       John Hancock       Other Finance
                      Advertising       Shareholders        Selling Brokers       Funds              Charges
                      -----------       ------------        ---------------       -----              -------

Class A               $  89,616         $  9,327            $   617,993           $150,886           $17,725
Class B               $ 168,632         $ 11,811            $ 1,042,646           $283,620           $34,867
Class C*              $     229         $      0            $         0           $    401           $    34

*Commenced Operations April 1, 1999


                                       29


SALES COMPENSATION

As part of their business strategies, the Fund, along with John Hancock Funds, pays compensation to financial services firms that sell the Fund's shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the Fund's assets. The sales charges and 12b-1 fees paid by investors are detailed in the prospectus and under the "Distribution Contracts" in this Statement of Additional Information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Whenever you make an investment in the Fund, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time. Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears by the Fund.


Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.





                                       30




                                     Maximum
                                     Sales charge           Reallowance          First year
                                     Paid by investors      or commission        Service fee             Maximum
                                     (% of offering         (% of offering       (% of net               total compensation (1)
Class A investments                  price)                 price)               investment)             (% of offering price)
-------------------                  ------                 ------               -----------             ---------------------

Up to $99,999                        4.50%                  3.76%                0.25%                   4.00%
$100,000 - $249,999                  3.75%                  3.01%                0.25%                   3.25%
$250,000 - $499,999                  3.00%                  2.26%                0.25%                   2.50%
$500,000 - $999,999                  2.00%                  1.51%                0.25%                   1.75%

Regular investments of
$1 million or more
------------------

First $1M - $4,999,999               --                     0.75%                0.25%                   1.00%
Next $1 - $5M above that             --                     0.25%                0.25%                   0.50% (2)
Next $1 and more above that          --                     0.00%                0.25%                   0.25% (2)

                                                            Maximum
                                                            Reallowance          First year
                                                            Or commission        Service fee             Maximum
                                                            (% of offering       (% of net               Total compensation
Class B investments                                         price)               investment)             (% of offering price)
-------------------                                         ------               -----------             ---------------------

All amounts                                                 3.75%                0.25%                   4.00%

                                                            Maximum
                                                            Reallowance          First year
                                                            Or commission        Service fee             Maximum
                                                            (% of offering       (% of net               Total compensation
Class C investments                                         price)               investment)             (% of offering price)
-------------------                                         ------               -----------             ---------------------

All amounts                                                 0.75%                0.25%                   1.00%

 (1)  Reallowance/commission   percentages   and  service  fee  percentages  are
      calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.

 (2) For Group Investment Program sales, the maximum total compensation for investments of $1 million or more is 1.00% of the offering price (one year CDSC of 1.00% applies for each sale).

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.

NET ASSET VALUE

For purposes of calculating the net asset value ("NAV") of the Fund's shares, the following procedures are utilized wherever applicable.

Debt investment securities are valued on the basis of valuations furnished by a principal market maker or a pricing service, both of which generally utilize electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities without exclusive reliance upon quoted prices.

Short-term debt investments which have a remaining maturity of 60 days or less are generally valued at amortized cost which approximates market value. If market quotations are not readily available or if in the opinion of the Adviser any quotation or price is not representative of true market value, the fair value of the security may be determined in good faith in accordance with procedures approved by the Trustees.

The NAV for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 p.m. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

INITIAL SALES CHARGE ON CLASS A SHARES

Shares of the Fund are offered at a price equal to their net asset value plus a sales charge which, at the option of the purchaser, may be imposed either at the time of purchase (the "initial sales charge alternative") or on a contingent deferred basis (the "deferred sales charge alternative"). Share certificates will not be issued unless requested by the shareholder in writing, and then only will be issued for full shares. The Trustees reserves the right to change or waive the minimum investment requirements and to reject any order to purchase shares (including purchase by exchange) when in the judgment of the Adviser such rejection is in the Fund's best interest.

The sales charges applicable to purchases of Class A shares of the Fund are described in the Fund's Prospectus. Methods of obtaining reduced sales charges referred to generally in the Prospectus are described in detail below. In calculating the sales charge applicable to current purchases of Class A shares, the investor is entitled to accumulate current purchases with the greater of the current value (at offering price) of the Class A shares of the Fund, owned by the investor, or if Signature Services is notified by the investor's dealer or the investor at the time of the purchase, the cost of the Class A shares owned.

Without Sales Charge. Class A shares may be offered without a front-end sales charge or contingent deferred sales charge ("CDSC") to various individuals and institutions as follows:

         o A Trustee or officer of the Trust; a Director or officer of the Adviser and its affiliates or Selling Brokers; employees or sales representatives of any of the foregoing; retired officers, employees or Directors of any of the foregoing; a member of the immediate family (spouse, children, grandchildren, mother, father, sister, brother, mother-in-law, father-in-law, daughter-in-law, son-in-law, niece, nephew and same sex domestic partner) of any of the foregoing; or any fund, pension, profit sharing or other benefit plan for the individuals described above.

         o A broker, dealer, financial planner, consultant or registered investment adviser that has entered into a signed agreement with John Hancock Funds providing specifically for the use of Fund shares in fee-based investment products or services made available to their clients.

         o A former participant in an employee benefit plan with John Hancock funds, when he or she withdraws from his or her plan and transfers any or all of his or her plan distributions directly to the Fund.

         o A member of a class action lawsuit against insurance companies who is investing settlement proceeds.

         o Retirement plans participating in Merrill Lynch servicing programs, if the Plan has more than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         o Retirement plans investing through the PruArray Program sponsored by Prudential Securities.

         o Pension plans transferring assets from a John Hancock variable annuity contract to the Fund pursuant to an exemptive
                  application   approved   by  the   Securities   and   Exchange
                  Commission.

         o        Shareholders  of John Hancock Funds PLC who become U.S.
                  residents or citizens and transfer their existing assets from John Hancock Funds PLC to the Fund.

         o Existing full service clients of the Life Company who were group annuity contract holders as of September 1, 1994, and participant directed retirement plans with at least 100 eligible employees at the inception of the Fund account Each of these investors may purchase Class A shares with no initial sales charge. However, if the shares are redeemed within 12 months after the end of the calendar year in which the purchase was made, a CDSC will be imposed at the following rate:

                  Amount Invested                       CDSC Rate
                  ---------------                       ---------

                  $1 to $4,999,999                        1.00%
                  Next $5 million to $9,999,999           0.50%
                  Amounts of $10 million and over         0.25%

Class A shares may also be purchased without an initial sales charge in connection with certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

Combination Privilege. In calculating the sales charge applicable to purchases of Class A shares made at one time, the purchases will be combined to reduce sales charges if made by (a) an individual, his or her spouse and their children under the age of 21, purchasing securities for his or their own account, (b) a trustee or other fiduciary purchasing for a single trust, estate or fiduciary account and (c) groups which qualify for the Group Investment Program (see below). A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege. Further information about combined purchases, including certain restrictions on combined group purchases, is available from Signature Services or a Selling Broker's representative.

Accumulation Privilege. Investors (including investors combining purchases) who are already Class A shareholders may also obtain the benefit of the reduced sales charge by taking into account not only the amount being invested but also the investor's purchase price or current value of the Class A shares of all John Hancock funds which carry a sales charge already held by such person. Class A shares of John Hancock money market funds will only be eligible for the accumulation privilege if the investor has previously paid a sales charge on the amount of those shares. Retirement plan investors may include the value of Class B shares if Class B shares held are greater than $1 million. Retirement plans must notify Signature Services to utilize. A company's (not an individual's) qualified and non-qualified retirement plan investments can be combined to take advantage of this privilege.

Group Investment Program. Under the Combination and Accumulation Privileges, all members of a group may combine their individual purchases of Class A shares to potentially qualify for breakpoints in the sales charge schedule. This feature is provided to any group which (1) has been in existence for more than six months, (2) has a legitimate purpose other than the purchase of mutual fund shares at a discount for its members, (3) utilizes salary deduction or similar group methods of payment, and (4) agrees to allow sales materials of the fund in its mailings to members at a reduced or no cost to John Hancock Funds.


Letter of Intention. Reduced sales charges are also applicable to investments pursuant to a Letter of Intention (the "LOI"), which should be read carefully prior to its execution by an investor. The Fund offers two options regarding the specified period for making investments under the LOI. All investors have the option of making their investments over a period of thirteen (13) months. Investors who are using the Fund as a funding medium for a retirement plan, however, may opt to make the necessary investments called for by the LOI over a forty-eight (48) month period. These retirement plans include traditional, Roth and Education IRAs, SEP, SARSEP, 401(k), 403(b) (including TSAs) SIMPLE IRA, SIMPLE 401(k), Money Purchase Pension, Profit Sharing and Section 457 plans. An individual's non-qualified and qualified retirement plan investments cannot be combined to satisfy an LOI of 48 months. Such an investment (including accumulations and combinations but not including reinvested dividends) must aggregate $100,000 or more during the specified period from the date of the LOI or from a date within ninety (90) days prior thereto, upon written request to Signature Services. The sales charge applicable to all amounts invested under the LOI is computed as if the aggregate amount intended to be invested had been invested immediately. If such aggregate amount is not actually invested, the difference in the sales charge actually paid and the sales charge payable had the LOI not been in effect is due from the investor. However, for the purchases actually made within the specified period (either 13 or 48 months) the sales charge applicable will not be higher than that which would have applied (including accumulations and combinations) had the LOI been for the amount actually invested.


The LOI authorizes Signature Services to hold in escrow sufficient Class A shares (approximately 5% of the aggregate) to make up any difference in sales charges on the amount intended to be invested and the amount actually invested, until such investment is completed within the specified period, at which time the escrowed Class A shares will be released. If the total investment specified in the LOI is not completed, the shares held in escrow may be redeemed and the proceeds used as required to pay such sales charge as may be due. By signing the LOI, the investor authorizes Signature Services to act as his attorney-in-fact to redeem any escrowed Class A shares and adjust the sales charge, if necessary. A LOI does not constitute a binding commitment by an investor to purchase, or by the Fund to sell, any additional Class A shares and may be terminated at any time.

DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES

Investment in Class B and Class C shares are purchased at net asset value per share without the position of an initial sales charge so the Fund will receive the full amount of the purchase payment.


Contingent Deferred Sales Charge. Class B and Class C shares which are redeemed within six years or one year of purchase, respectively, will be subject to a CDSC at the rates set forth in the Prospectus as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the current market value or the original purchase cost of the Class B or Class C shares being redeemed. No CDSC will be imposed on increases in account value above the initial purchase price, or on shares derived from reinvestment of dividends or capital gains distributions.


Class B shares are not available to full-service retirement plans administered by Signature Services or the Life Company that had more than 100 eligible employees at the inception of the Fund account.

The amount of the CDSC, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares. Solely for both Class B and Class C shares purposes of determining the number of years from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.


In determining whether a CDSC applies to a redemption, the calculation will be determined in a manner that results in the lowest possible rate being charged. It will be assumed that your redemption comes first from shares you have held beyond the six-year CDSC redemption period for Class B or one year CDSC redemption for Class C, or those you acquired through dividend and capital gain reinvestment, and next from the shares you have held the longest during the six-year period for Class B shares. For this purpose, the amount of any increase in a share's value above its initial purchase price is not subject to a CDSC. Thus, when a share that has appreciated in value is redeemed during the CDSC period, a CDSC is assessed only on its initial purchase price.


When requesting a redemption for a specific dollar amount, please indicate if you require the proceeds to equal the dollar amount requested. If not indicated, only the specified dollar amount will be redeemed from your account and the proceeds will be less any applicable CDSC.

Example:

You have purchased 100 shares at $10 per share. The second year after your purchase, your investment's net asset value per share has increased by $2 to $12, and you have gained 10 additional shares through dividend reinvestment. If you redeem 50 shares at this time your CDSC will be calculated as follows:

  o>Proceeds of 50 shares redeemed at $12 per shares (50 x 12)         $600.00
  o*Minus Appreciation ($12 - $10) x 100 shares                        (200.00)
  o Minus proceeds of 10 shares not subject to
    CDSC (dividend reinvestment)                                       (120.00)
                                                                       -------
  oAmount subject to CDSC                                              $280.00


  *The appreciation is based on all 100 shares in the account not just the shares being redeemed.

Proceeds from the CDSC are paid to John Hancock Funds and are used in whole or in part by John Hancock Funds to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to select Selling Brokers for selling Class B and Class C shares. The combination of the CDSC and the distribution and service fees facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of the purchase.

Waiver of Contingent Deferred Sales Charge. The CDSC will be waived on redemptions of Class B and Class C shares and of Class A shares that are subject to a CDSC, unless indicated otherwise, in the circumstances defined below:

For all account types:

* Redemptions made pursuant to the Fund's right to liquidate your account if you own shares worth less than $1,000.

* Redemptions made under certain liquidation, merger or acquisition transactions involving other investment companies or personal holding companies.

* Redemptions due to death or disability. (Does not apply to Trust accounts unless Trust is dissolved.)

* Redemptions made under the Reinstatement Privilege, as described in "Sales Charge Reductions and Waivers" of the Prospectus.



* Redemptions of Class B (but not Class C) shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A or Class C shares that are subject to a CDSC.)

* Redemptions by Retirement plans participating in Merrill Lynch servicing programs, if the Plan has less than $3 million in assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. See your Merrill Lynch financial consultant for further information.

* Redemptions of Class A shares by retirement plans that invested through the PruArray Program sponsored by Prudential Securities.

For Retirement Accounts (such as traditional, Roth and Education IRAs, SIMPLE IRAs, SIMPLE 401(k), Rollover IRA, TSA, 457, 403(b), 401(k), Money Purchase Pension Plan, Profit-Sharing Plan and other plans as described in the Internal Revenue Code) unless otherwise noted.

* Redemptions made to effect mandatory or life expectancy distributions under the Internal Revenue Code.

*        Returns of excess contributions made to these plans.

* Redemptions made to effect distributions to participants or beneficiaries from employer sponsored retirement plans under sections 401(a) (such as Money Purchase Pension Plans and Profit-Sharing/401(k) Plans), 457 and 408 (SEPs and SIMPLE IRAs) of the Internal Revenue Code.

* Redemptions from certain IRA and retirement plans that purchased shares prior to October 1, 1992 and certain IRA plans that purchased shares prior to May 15, 1995.

Please see matrix for some examples.


----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Type of                 401 (a) Plan      403 (b)           457              IRA, IRA          Non-retirement
Distribution            (401 (k), MPP,                                       Rollover
                        PSP)
                        457 & 408 (SEPs
                        & Simple IRAs)
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Death or Disability     Waived            Waived            Waived           Waived            Waived
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Over 70 1/2             Waived            Waived            Waived           Waived for        12% of account
                                                                             mandatory         value annually
                                                                             distributions     in periodic
                                                                             or 12% of         payments
                                                                             account value
                                                                             annually in
                                                                             periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Between 59 1/2          Waived            Waived            Waived           Waived for Life   12% of account
and 70 1/2                                                                   Expectancy or     value annually
                                                                             12% of account    in periodic
                                                                             value annually    payments
                                                                             in periodic
                                                                             payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Under 59 1/2            Waived for        Waived for        Waived for       Waived for        12% of account
(Class B only)          annuity           annuity           annuity          annuity           value annually
                        payments (72t)    payments (72t)    payments (72t)   payments (72t)    in periodic
                        or 12% of         or 12% of         or 12% of        or 12% of         payments
                        account value     account value     account value    account value
                        annually in       annually in       annually in      annually in
                        periodic          periodic          periodic         periodic
                        payments.         payments.         payments.        payments.
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Loans                   Waived            Waived            N/A              N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of Plan     Not Waived        Not Waived        Not Waived       Not Waived        N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Hardships               Waived            Waived            Waived           N/A               N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Qualified Domestic      Waived            Waived            Waived           N/A               N/A
Relations Orders
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Termination of          Waived            Waived            Waived           N/A               N/A
Employment Before
Normal Retirement Age
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------
Return of Excess        Waived            Waived            Waived           Waived            N/A
----------------------- ----------------- ----------------- ---------------- ----------------- ----------------


If you qualify for a CDSC waiver under one of these situations, you must notify Signature Services at the time you make your redemption. The waiver will be granted once Signature Services has confirmed that you are entitled to the waiver.

SPECIAL REDEMPTIONS

Although it would not normally do so, the Fund has the right to pay the redemption price of shares of the Fund in whole or in part in portfolio securities as prescribed by the Trustees. When the shareholder sells portfolio securities received in this fashion, the shareholder will incur a brokerage charge. Any such securities would be valued for the purposes of making such payment at the same value as used in determining net asset value. The Fund has, however, elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund must redeem its shares for cash except to the extent that the redemption payments to any shareholder during any 90-day period would exceed the lesser of $250,000 or 1% of the Fund's net asset value at the beginning of such period.

ADDITIONAL SERVICES AND PROGRAM

Exchange Privilege. The Fund permits exchanges of shares of any class of a fund for shares of the same class in any other John Hancock fund offering that class.


Exchanges between funds with shares that are not subject to a CDSC are based on their respective net asset values. No sales charge or transaction charge is imposed. Shares of the Fund which are subject to a CDSC may be exchanged into shares of any of the other John Hancock funds that are subject to a CDSC without incurring the CDSC; however, the shares acquired in an exchange will be subject to the CDSC schedule of the shares acquired if and when such shares are redeemed (except that shares exchanged into John Hancock 500 Index Fund and John Hancock Intermediate Government Fund will retain the exchanged fund's CDSC schedule). For purposes of computing the CDSC payable upon redemption of shares acquired in an exchange, the holding period of the original shares is added to the holding period of the shares acquired in an exchange.

If a shareholder exchanges Class B shares purchased prior to January 1, 1994 for Class B shares of any other John Hancock fund, the acquired shares will continue to be subject to the CDSC schedule that was in effect when the exchanged shares were purchased.


The Fund reserves the right to require that previously exchanged shares (and reinvested dividends) be in the Fund for 90 days before a shareholder is permitted a new exchange.

The Fund may refuse any exchange order. The Fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

An exchange of shares is treated as a redemption of shares of one fund and the purchase of shares of another for Federal Income Tax purposes. An exchange may result in a taxable gain or loss. See "TAX STATUS".

Systematic Withdrawal Plan. The Fund permits the establishment of a Systematic Withdrawal Plan. Payments under this plan represent proceeds arising from the redemption of Fund shares, which may result in realization of gain or loss for purposes of Federal, state and local income taxes. The maintenance of a Systematic Withdrawal Plan concurrently with purchases of additional shares of the Fund could be disadvantageous to a shareholder because of the initial sales charge payable on such purchases of Class A shares and the CDSC imposed on redemptions of Class B and Class C shares and because redemptions are taxable events. Therefore, a shareholder should not purchase shares at the same time a Systematic Withdrawal Plan is in effect. The Fund reserves the right to modify or discontinue the Systematic Withdrawal Plan of any shareholder on 30 days' prior written notice to such shareholder, or to discontinue the availability of such plan in the future. The shareholder may terminate the plan at any time by giving proper notice to Signature Services.

Monthly Automatic Accumulation Program ("MAAP"). The program is explained in the Prospectus. The program, as it relates to automatic investment checks, is subject to the following conditions:

The investments will be drawn on or about the day of the month indicated.

The privilege of making investments through the MAAP may be revoked by Signature Services without prior notice if any investment is not honored by the shareholder's bank. The bank shall be under no obligation to notify the shareholder as to the non-payment of any checks.

The program may be discontinued by the shareholder either by calling Signature Services or upon written notice to Signature Services which is received at least five (5) business days prior to the order date of any investment.

Reinstatement or Reinvestment Privilege. If Signature Services is notified prior to reinvestment, a shareholder who has redeemed Fund shares may, within 120 days after the date of redemption, reinvest without payment of a sales charge any part of the redemption proceeds in shares of the same class of the Fund or another John Hancock fund, subject to the minimum investment limit of that fund. The proceeds from the redemption of Class A shares may be reinvested at net asset value without paying a sales charge in Class A shares of the Fund or in Class A shares of any John Hancock fund. If a CDSC was paid upon a redemption, a shareholder may reinvest the proceeds from this redemption at net asset value in additional shares of the class from which the redemption was made. The shareholder's account will be credited with the amount of any CDSC charged upon the prior redemption and the new shares will continue to be subject to the CDSC. The holding period of the shares acquired through reinvestment will, for purposes of computing the CDSC payable upon a subsequent redemption, include the holding period of the redeemed shares.

To protect the interests of other investors in the Fund, the Fund may cancel the reinvestment privilege of any parties that, in the opinion of the Fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. Also, the Fund may refuse any reinvestment request.

The Fund may change or cancel its reinvestment policies at any time.

A redemption or exchange of Fund shares is a taxable transaction for Federal income tax purposes even if the reinvestment privilege is exercised, and any gain or loss realized by a shareholder on the redemption or other disposition of Fund shares will be treated for tax purposes as described under the caption "TAX STATUS."

Retirement plans participating in Merrill Lynch's servicing programs:

Class A shares are available at net asset value for plans with $3 million in plan assets or 500 eligible employees at the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement. If the plan does not meet either of these limits, Class A shares are not available.

For participating retirement plans investing in Class B shares, shares will convert to Class A shares after eight years, or sooner if the plan attains assets of $5 million (by means of a CDSC-free redemption/purchase at net asset value).

PURCHASES AND REDEMPTIONS THROUGH THIRD PARTIES

Shares of the Fund may be purchased or redeemed through certain broker-dealers. Brokers may charge for their services or place limitations on the extent to which you may use the services of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, receives the order. If a broker is an agent or designee of the Fund, orders are processed at the NAV next calculated after the broker receives the order. The broker must segregate any orders it receives after the close of regular trading on the New York Stock Exchange and transmit those orders to the Fund for execution at NAV next determined. Some brokers that maintain nominee accounts with the Fund for their clients charge an annual fee on the average net assets held in such accounts for accounting, servicing, and distribution services they provide with respect to the underlying Fund shares. The Adviser, the Fund, and John Hancock Funds, Inc. (the Fund's principal distributor), share in the expense of these fees.

DESCRIPTION OF THE FUND'S SHARES


The Trustees of the Trust are responsible for the management and supervision of the Fund. The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of the Fund without par value. Under the Declaration of Trust, the Trustees have the authority to create and classify shares of beneficial interest in separate series, and classes without further action by shareholders. As of the date of this Statement of Additional Information, the Trustees have authorized shares of the Fund and one other series. Additional series may be added in the future. The Trustees have also authorized the issuance of three classes of shares of the Fund, designated as Class A, Class B and Class C.


The shares of each class of the Fund represent an equal proportionate interest in the aggregate net assets attributable to that class of the Fund. Holders of Class A and Class B shares have certain exclusive voting rights on matters relating to their respective distribution plans. The different classes of the Fund may bear different expenses relating to the cost of holding shareholder meetings necessitated by the exclusive voting rights of any class of shares.

Dividends paid by the Fund, if any, with respect to each class of shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except for differences resulting from the facts that (i) the distribution and service fees relating to each class of shares will be borne exclusively by that class (ii) Class B and Class C shares will pay higher distribution and service fees than Class A shares and (iii) each class of shares will bear any other class expenses properly allocable to that class of shares, subject to the conditions the Internal Revenue Service imposes with respect to multiple-class structures. Similarly, the net asset value per share may vary depending on which class of shares are purchased. No interest will be paid on uncashed dividend or redemption checks.

In the event of liquidation, shareholders of each class are entitled to share pro rata in the net assets of the class of the Fund available for distribution to these shareholders. Shares entitle their holders to one vote per share, are freely transferable and have no preemptive, subscription or conversion rights. When issued, shares are fully paid and non-assessable by the Fund, except as set forth below.

Unless otherwise required by the Investment Company Act or the Declaration of Trust, the Fund has no intention of holding annual meetings of shareholders. Fund shareholders may remove a Trustee by the affirmative vote of at least two-thirds of the Fund's outstanding shares and the Trustees shall promptly call a meeting for such purpose when requested to do so in writing by the record holders of not less than 10% of the outstanding shares of the Fund. Shareholders may, under certain circumstances, communicate with other shareholders in connection with requesting a special meeting of shareholders. However, at any time that less than a majority of the Trustees holding office were elected by the shareholders, the Trustees will call a special meeting of shareholders for the purpose of electing Trustees.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for acts or obligations of the Trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts, obligations or affairs of the Fund. The Declaration of Trust also provides for indemnification out of the Fund's assets for all losses and expenses of any shareholder held personally liable by reason of being or having been a shareholder. The Declaration of Trust also provides that no series of the Fund shall be liable for the liabilities of any other series. Furthermore, no fund included in this Fund's prospectus shall be liable for the liabilities of any other John Hancock Fund. Liability is therefore limited to circumstances in which the Fund itself would be unable to meet its obligations, and the possibility of this occurrence is remote.

The Fund reserves the right to reject any application which conflicts with the Fund's internal policies or the policies of any regulatory authority. John Hancock Funds does not accept starter, credit card or third party checks. All checks returned by the post office as undeliverable will be reinvested at net asset value in the fund or funds from which a redemption was made or dividend paid. Information provided on the account application may be used by the Fund to verify the accuracy of the information or for background or financial history purposes. A joint account will be administered as a joint tenancy with right of survivorship, unless the joint owners notify Signature Services of a different intent. A shareholder's account is governed by the laws of The Commonwealth of Massachusetts. For telephone transactions, the transfer agent will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, the transfer agent is not responsible for any loss that may occur to any account due to an unauthorized telephone call. Also for your protection telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

Selling activities for the Fund may not take place outside the U.S. except with U.S. military bases, APO addresses and U.S. diplomats. Brokers of record on Non-U.S. investors' accounts with foreign mailing addresses are required to certify that all sales activities have occurred, and in the future will occur, only in the U.S. A foreign corporation may purchase shares of the Fund only if it has a U.S. mailing address.

TAX STATUS

The Fund is treated as a separate entity for accounting and tax purposes, has qualified and elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and intends to so qualify for each taxable year. As such and by complying with the applicable provisions of the Code regarding the sources of its income, the timing of its distributions, and the diversification of its assets, the Fund will not be subject to Federal income tax on its tax-exempt interest and taxable income (including net realized capital gains, if any) which is distributed to shareholders in accordance with the timing requirements of the Code.

The Fund will be subject to a 4% non-deductible Federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirements. The Fund intends under normal circumstances to seek to avoid or minimize liability for such tax by satisfying such distribution requirements.

The Fund expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Fund must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in municipal securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing municipal securities, the Fund intends to rely on opinions of nationally recognized bond counsel for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Fund will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws enacted principally during the 1980's not only had the effect of limiting the purposes for which tax-exempt bonds could be issued and reducing the supply of such bonds, but also increased the number and complexity of requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Fund's distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. The availability of tax-exempt obligations and the value of the Fund's portfolio may be affected by restrictive federal income tax legislation enacted in recent years or by similar future legislation.

If the Fund satisfies the applicable requirements, dividends paid by the Fund which are attributable to tax exempt interest on municipal securities and designated by the Fund as exempt-interest dividends in a written notice mailed to its shareholders within sixty days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code. The recipient of tax-exempt income is required to report such income on his federal income tax return. However, a shareholder is advised to consult his tax adviser with respect to whether exempt-interest dividends retain the exclusion under Section 103(a) if such shareholder would be treated as a "substantial user" or a "related person" thereof under Section 147(a) with respect to any the tax-exempt obligations held by the Fund. The Code provides that interest on indebtedness incurred or continued to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund's exempt- interest dividends. Pursuant to published guidelines, the Internal Revenue Service may deem indebtedness to have been incurred for the purpose of purchasing or carrying shares of the Fund even though the borrowed funds may not be directly traceable to the purchase of shares.

Although all or a substantial portion of the dividends paid by the Fund may be excluded by the Fund's shareholders from their gross income for federal income tax purposes, the Fund may purchase specified private activity bonds, the interest from which (including the Fund's distributions attributable to such interest) may be a preference item for purposes of the federal alternative minimum tax (both individual and corporate). All exempt-interest dividends from the Fund, whether or not attributable to private activity bond interest, may increase a corporate shareholder's liability, if any, for corporate alternative minimum tax and will be taken into account in determining the extent to which a shareholder's Social Security or certain railroad retirement benefits are taxable.

Distributions other than exempt-interest dividends from the Fund's current or accumulated earnings and profits ("E&P") will be taxable under the Code for investors who are subject to tax. Taxable distributions include distributions from the Fund that are attributable to (i) taxable income, including but not limited to taxable bond interest, recognized market discount income, original issue discount income accrued with respect to taxable bonds, income from repurchase agreements, income from securities lending, income from dollar rolls, income from interest rate swaps, caps, floors and collars, and a portion of the discount from certain stripped tax-exempt obligations or their coupons or (ii) capital gains from the sale or constructive sale of securities or other investments (including from the disposition of rights to when-issued securities prior to issuance) or from options and futures contracts. If these distributions are paid from the Fund's "investment company taxable income," they will be taxable as ordinary income; and if they are paid from the Fund's "net capital gain," they will be taxable as long-term capital gain. (Net capital gain is the excess (if any) of net long-term capital gain over net short-term capital loss, and investment company taxable income is all taxable income and capital gains or losses, other than those gains and losses included in computing net capital gain, after reduction by deductible expenses.) Some distributions may be paid in January but may be taxable to shareholders as if they had been received on December 31 of the previous year. The tax treatment described above will apply without regard to whether distributions are received in cash or reinvested in additional shares of the Fund.

Distributions, if any, in excess of E&P will constitute a return of capital under the Code, which will first reduce an investor's federal tax basis in Fund shares and then, to the extent such basis is exceeded, will generally give rise to capital gains. Amounts that are not allowable as a deduction in computing taxable income, including expenses associated with earning tax-exempt interest income, do not reduce the Fund's current earnings and profits for these purposes. Consequently, the portion, if any, of the Fund's distributions from gross tax-exempt interest income that exceeds its net tax-exempt interest would be taxable as ordinary income to the extent of such disallowed deductions even though such excess portion may represent an economic return of capital. Shareholders who have chosen automatic reinvestment of their distributions will have a federal tax basis in each share received pursuant to such a reinvestment equal to the amount of cash they would have received had they elected to receive the distribution in cash, divided by the number of shares received in the reinvestment.


After the close of each calendar year, the Fund will inform shareholders of the federal income tax status of its dividends and distributions for such year, including the portion of such dividends that qualifies as tax-exempt and the portion, if any, that should be treated as a tax preference item for purposes of the federal alternative minimum tax. Shareholders who have not held shares of the Fund for its full taxable year may have designated as tax-exempt or as a tax preference item a percentage of distributions which is not equal to the actual amount of a pro rata share of tax-exempt income or tax preference item income earned by the Fund during the period of their investment in the Fund.


The amount of the Fund's net realized capital gains, if any, in any given year will vary depending upon the Adviser's current investment strategy and whether the Adviser believes it to be in the best interest of the Fund to dispose of portfolio securities or enter into options or futures transactions that will generate capital gains. At the time of an investor's purchase of Fund shares, a portion of the purchase price is often attributable to realized or unrealized appreciation in the Fund's portfolio. Consequently, subsequent distributions on these shares from such appreciation may be taxable to such investor even if the net asset value of the investor's shares is, as a result of the distributions, reduced below the investor's cost for such shares, and the distributions in reality represent a return of a portion of the purchase price.

Upon a redemption or other disposition of shares of the Fund (including by exercise of the exchange privilege) in a transaction that is treated as a sale for tax purposes, a shareholder will ordinarily realize a taxable gain or loss depending upon the amount of the proceeds and the investor's basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands. A sales charge paid in purchasing Class A shares of the Fund cannot be taken into account for purposes of determining gain or loss on the redemption or exchange of such shares within 90 days after their purchase to the extent shares of the Fund or another John Hancock Fund are subsequently acquired without payment of a sales charge pursuant to the reinvestment or exchange privilege. This disregarded charge will result in an increase in the shareholder's tax basis in the shares subsequently acquired. Also, any loss realized on a redemption or exchange may be disallowed to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to automatic dividend reinvestments. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

Any loss realized upon the redemption of shares with a tax holding period of six months or less will be disallowed to the extent of all exempt-interest dividends paid with respect to such shares and, to the extent in excess of the disallowed amount, will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. Shareholders should consult their own tax advisers regarding their particular circumstances to determine whether a disposition of Fund shares is properly treated as a sale for tax purposes, as is assumed in the foregoing discussion.

Although the Fund's present intention is to distribute, at least annually, all net capital gain, if any, the Fund reserves the right to retain and reinvest all or any portion of the excess of net long-term capital gain over net short-term capital loss in any year. The Fund will not in any event distribute net capital gain realized in any year to the extent that a capital loss is carried forward from prior years against such gain. To the extent such excess was retained and not exhausted by the carryforward of prior years' capital losses, it would be subject to Federal income tax in the hands of the Fund. Upon proper designation of this amount by the Fund, each shareholder would be treated for Federal income tax purposes as if the Fund had distributed to him on the last day of its taxable year his pro rata share of such excess, and he had paid his pro rata share of the taxes paid by the Fund and reinvested the remainder in the Fund. Accordingly, each shareholder would (a) include his pro rata share of such excess as long-term capital gain in his return for his taxable year in which the last day of the Fund's taxable year falls, (b) be entitled either to a tax credit on his return for, or to a refund of, his pro rata share of the taxes paid by the Fund, and (c) be entitled to increase the adjusted tax basis for his shares in the Fund by the difference between his pro rata share of such excess and his pro rata share of such taxes.


For Federal income tax purposes, the Fund is permitted to carry forward a net capital loss in any year to offset its net capital gains, if any, during the eight years following the year of the loss. To the extent subsequent net capital gains are offset by such losses, they would not result in Federal income tax liability to the Fund and, as noted above, would not be distributed to shareholders. The Fund has $12,097,999 of capital loss carryforwards, $6,942,366 expires in 8/31/2002 and $5,155,633 expires in 8/31/2003 which are available to offset future net capital gains.

Dividends and capital gain distributions paid by the Fund will not qualify for the dividends received deduction for corporate shareholders.

The Fund may invest in debt obligations that are in the lower rating categories or are unrated. Investments in debt obligations that are at risk of default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and seek to avoid becoming subject to Federal income or excise tax.

The Fund is required to accrue original issue discount ("OID") on certain debt securities (including zero coupon or deferred payment obligations) that have OID prior to the receipt of the corresponding cash payments. The mark to market or constructive sales rules applicable to certain options and futures contracts or other transactions may also require the Fund to recognize income or gain without a concurrent receipt of cash. However, the Fund must distribute to shareholders for each taxable year substantially all of its net income and net capital gains, including such income or gain, to qualify as a regulated investment company and avoid liability for any federal income or excise tax. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or borrow the cash, to satisfy these distribution requirements.


The Federal income tax rules applicable to certain structured or indexed securities, interest rate swaps, caps, floors and collars, dollar rolls, and possibly other investments or transactions are unclear in certain respects, and the Fund will account for these investments or transactions in a manner intended to preserve its qualification as a regulated investment company and avoid material tax liability.


The Fund will be required to report to the Internal Revenue Service (the "IRS") all taxable distributions to shareholders, as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt recipients, i.e., corporations and certain other investors distributions to which are exempt from the information reporting provisions of the Code. Under the backup withholding provisions of Code Section 3406 and applicable Treasury regulations, all such reportable distributions and proceeds may be subject to backup withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the Fund with their correct taxpayer identification number and certain certifications required by the IRS or if the IRS or a broker notifies the Fund that the number furnished by the shareholder is incorrect or that the shareholder is subject to backup withholding as a result of failure to report interest or dividend income. However, the Fund's taxable distributions may not be subject to backup withholding if the Fund can reasonably estimate that at least 95% of its distributions for the year will be exempt-interest dividends. The Fund may refuse to accept an application that does not contain any required taxpayer identification number or certification that the number provided is correct. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Any amounts withheld may be credited against a shareholder's U.S. federal income tax liability. Investors should consult their tax advisers about the applicability of the backup withholding provisions.

Limitations imposed by the Code on regulated investment companies like the Fund may restrict the Fund's ability to enter into futures and options transactions. Certain options and futures transactions undertaken by the Fund may cause the Fund to recognize gains or losses from marking to market even though its positions have not been sold or terminated and affect the character as long-term or short-term and timing of some capital gains and losses realized by the Fund. Additionally, the Fund may be required to recognize gains (subject to tax distribution requirements) if an option, future, notional principal contract, or a combination thereof is treated as a constructive sale of an appreciated financial position in the Fund's portfolio. Also, certain of the Fund's losses on its transactions involving options or futures contracts and/or offsetting or successor portfolio positions may be deferred rather than being taken into account currently in calculating the Fund's taxable income or gain. Some of these transactions may also cause the Fund to dispose of investments sooner than would otherwise have occurred. These transactions may therefore affect the amount, timing and character of the Fund's distributions to shareholders. The Fund will take into account the special tax rules (including consideration of available elections) applicable to options and futures transactions in order to seek to minimize any potential adverse tax consequences.

A state income (and possibly local income and/or intangible property) tax exemption is generally available to the extent (if any) the Fund's distributions are derived from interest on (or, in the case of intangible property taxes, the value of its assets is attributable to) certain U.S. Government obligations or municipal obligations of issuers in the state in which a shareholder is subject to tax, provided in some states that certain thresholds for holdings of such obligations and/or reporting requirements are satisfied. The Fund will not seek to satisfy any threshold or reporting requirements that may apply in particular taxing jurisdictions, although the Fund may in its sole discretion provide relevant information to shareholders.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to tax under such law. The discussion does not address special tax rules applicable to certain types of investors, such as insurance companies and financial institutions. Dividends (including exempt-interest dividends), capital gain distributions, and ownership of or gains realized on the redemption (including an exchange) of Fund shares may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the Federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Fund in their particular circumstances.

Non-U.S. investors not engaged in a U.S. trade or business with which their investment in the Fund is effectively connected will be subject to U.S. Federal income tax treatment that is different from that described above. These investors may be subject to nonresident alien withholding tax at the rate of 30% (or a lower rate under an applicable tax treaty) on amounts treated as ordinary dividends from the Fund and, unless an effective IRS Form W-8, Form W-8BEN or other authorized withholding certificate is on file, to 31% backup withholding on certain other payments from the Fund. Non-U.S. investors should consult their tax advisers regarding such treatment and the application of foreign taxes to an investment in the Fund.

The Fund is not subject to Massachusetts corporate excise or franchise taxes. The Fund anticipates that, provided that the Fund qualifies as a regulated investment company under the Code, it will also not be required to pay any Massachusetts income tax.

CALCULATION OF PERFORMANCE


For the 30-day period ended August 31, 1999, the annualized yields of the Fund's Class A, Class B and Class C shares were 4.60%, 4.06% and 3.93%, respectively. The average annual total returns of the Class A shares of the Fund for the one and five year periods and since inception on January 5, 1990 were -5.40%, 5.17% and 6.96%, respectively, (-5.50%, 5.09% and 6.73%, respectively, without taking into account the expense limitation arrangements).

As of August 31, 1999, the average annual returns for the Fund's Class B shares for the one and five year periods and since inception on December 31, 1991 were -6.38%, 5.05% and 5.93%, respectively, (-6.48%, 4.97% and 5.81%, respectively, without taking into account the expense limitation arrangements).

For Class C shares for the period from April 1, 1999 to August 31, 1999, the average total returns were -8.91%. Class C shares commenced operations on April 1, 1999; therefore are no other periods to report.


Total return is computed by finding the average annual compounded rate of return over the 1-year, 5-year, and 10-year periods that would equate the initial amount invested to the ending redeemable value according to the following formula:

     n ______
T = \ / ERV/P - 1

Where:
         P=       a hypothetical initial investment of $1,000.
         T=       average annual total return
         n=       number of years
         ERV=     ending redeemable value of a hypothetical $1,000 investment made at the beginning of the 1-year and life-of-fund periods.

Because each class has its own sales charge and fee structure, the classes have different performance results. In the case of each class, this calculation assumes the maximum sales charge is included in the initial investment or the CDSC is applied at the end of the period. This calculation also assumes that all dividends and distributions are reinvested at net asset value on the reinvestment dates during the period. The "distribution rate" is determined by annualizing the result of dividing the declared dividends of the Fund during the period stated by the maximum offering price or net asset value at the end of the period. Excluding the Fund's sales charge from the distribution rate produces a higher rate.

In addition to average annual total returns, the Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, and/or a series of redemptions, over any time period. Total returns may be quoted with or without taking the Fund's maximum sales charge on Class A shares or the CDSC on Class B or Class C shares into account. Excluding the Fund's sales charge on Class A shares and the CDSC on Class B or Class C shares from a total return calculation produces a higher total return figure.

In the case of a tax-exempt obligation issued without original issue discount and having a current market discount, the coupon rate of interest is used in lieu of the yield to maturity. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value exceeds the then-remaining portion of original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. Where, in the case of a tax-exempt obligation with original issue discount, the discount based on the current market value is less than the then-remaining portion of original issue discount (market premium), the yield to maturity is based on the market value.

The Fund may advertise yield, where appropriate. The Fund's yield is computed by dividing net investment income per share determined for a 30-day period by the maximum offering price per share (which includes the full sales charge) on the last day of the period, according to the following standard formula:


                             6
Yield = 2 ( [ ( a - b ) + 1 ] - 1 )
                -----
                 cd

Where:

        a=    dividends and interest earned during the period.
        b=    net expenses accrued during the period.
        c=    the average daily number of fund shares outstanding during the period that would be entitled to receive dividends.
        d=    the maximum offering price per share on the last day of the perio
              (NAV where applicable).


The Fund may advertise a tax-equivalent yield, which is computed by dividing that portion of the yield of the Fund which is tax-exempt by one minus a stated income tax rate and adding the product to that portion, if any, of the yield of the Fund that is not tax-exempt. The tax equivalent yields for the Fund's Class A and Class B shares at a maximum federal tax rate for the 30-day period ended August 31, 1999 were 7.62 % and 6.72%, respectively. The tax equivalent yields for the Fund's Class C shares at a maximum federal tax rate for the period ended August 31, 199 was 6.51 %.


From time to time, in reports and promotional literature, the Fund's yield and total return will be compared to indices of mutual funds and bank deposit vehicles such as Lipper Analytical Services, Inc.'s "Lipper -- Fixed Income Fund Performance Analysis," a monthly publication which tracks net assets, total return, and yield on fixed income mutual funds in the United States. Ibottson and Associates, CDA Weisenberger and F.C. Towers are also used for comparison purposes, as well the Russell and Wilshire Indices.


Performance rankings and ratings reported periodically in, and excerpts from, national financial publications such as MONEY Magazine, FORBES, BUSINESS WEEK, THE WALL STREET JOURNAL, MICROPAL, INC., MORNINGSTAR, STANGER'S and BARRON'S, etc. may also be utilized. The Fund's promotional and sales literature may make reference to the Fund's "beta." Beta is a reflection of the market-related risk of the Fund by showing how responsive the Fund is to the market.

The performance of the Fund is not fixed or guaranteed. Performance quotations should not be considered to be representations of performance of the Fund for any period in the future. The performance of the Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest; and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

BROKERAGE ALLOCATION

Decisions concerning the purchase and sale of portfolio securities and the allocation of brokerage commissions are made by the Adviser pursuant to recommendations made by an investment committee of the Adviser, which consists of officers and directors of the Adviser and affiliates, and Trustees who are interested persons of the Fund. Orders for purchases and sales of securities are placed in a manner which, in the opinion of the Adviser, will offer the best price and market for the execution of each such transaction. Purchases from underwriters of portfolio securities may include a commission or commissions paid by the issuer and transactions with dealers serving as market makers reflect a "spread". Debt securities are generally traded on a net basis through dealers acting for their own account as principals and not as brokers; no brokerage commissions are payable on such transactions.

The Fund's primary policy is to execute all purchases and sales of portfolio instruments at the most favorable prices consistent with best execution, considering all of the costs of the transaction including brokerage commissions. This policy governs the selection of brokers and dealers and the market in which a transaction is executed. Consistent with the foregoing primary policy, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and other policies that the Trustees may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


To the extent consistent with the foregoing, the Fund will be governed in the selection of brokers and dealers, and the negotiation of brokerage commission rates and dealer spreads, by the reliability and quality of the services, including primarily the availability and value of research information and to a lesser extent statistical assistance furnished to the Adviser of the Fund, and their value and expected contribution to the performance of the Fund. It is not possible to place a dollar value on information and services to be received from brokers and dealers, since it is only supplementary to the research efforts of the Adviser. The receipt of research information is not expected to reduce significantly the expenses of the Adviser. The research information and statistical assistance furnished by brokers and dealers may benefit the Life Company or other advisory clients of the Adviser, and conversely, brokerage commissions and spreads paid by other advisory clients of the Adviser may result in research information and statistical assistance beneficial to the Fund. The Fund will make no commitments to allocate portfolio transactions upon any prescribed basis. While the Adviser's officers will be primarily responsible for the allocation of the Fund's brokerage business, their policies and practices in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees. For the fiscal years ended August 31, 1997, 1998 and 1999, the Fund paid negotiated brokerage commissions in the amount of $820,093, $266,570 and $6,895, respectively.

As permitted by Section 28(e) of the Securities Exchange Act of 1934, the Fund may pay to a broker which provides brokerage and research services to the Fund an amount of disclosed commission in excess of the commission which another broker would have charged for effecting that transaction. This practice is subject to a good faith determination by the Trustees that the price is reasonable in light of the services provided and to policies that the Trustees may adopt from time to time. During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund did not pay commissions as compensation to any brokers for research services such as industry, economic and company reviews and evaluations of securities.

The Adviser's indirect parent, the Life Company, is the indirect sole shareholder Signator Investors, Inc., a broker-dealer (until January 1, 1999, John Hancock Distributors, Inc.) ("Signator" or "Affiliated Broker"). Pursuant to procedures determined by the Trustees and consistent with the above policy of obtaining best net results, the Fund may execute portfolio transactions with or through the Affiliated Broker. During the fiscal years ended August 31, 1997, 1998 and 1999, the Fund did not execute any portfolio transaction with the Affiliated Broker.


Signator may act as broker for the Fund on exchange transactions, subject, however, to the general policy of the Fund set forth above and the procedures adopted by the Trustees pursuant to the Investment Company Act. Commissions paid to an Affiliated Broker must be at least as favorable as those which the Trustees believe to be contemporaneously charged by other brokers in connection with comparable transactions involving similar securities being purchased or sold. A transaction would not be placed with an Affiliated Broker if the Fund would have to pay a commission rate less favorable than the Affiliated Broker's contemporaneous charges for comparable transactions for its other most favored, but unaffiliated, customers, except for accounts for which the Affiliated Broker acts as a clearing broker for another brokerage firm, and any customers of the Affiliated Broker not comparable to the Fund as determined by a majority of the Trustees who are not interested persons (as defined in the Investment Company
Act) of the Fund, the Adviser or the Affiliated Broker. Because the Adviser, which is affiliated with the Affiliated Broker, has, as an investment adviser to the Fund, the obligation to provide investment management services, which includes elements of research and related investment skills, such research and related skills will not be used by the Affiliated Broker as a basis for negotiating commissions at a rate higher than that determined in accordance with the above criteria.


Other investment advisory clients advised by the Adviser may also invest in the same securities as the Fund. When these clients buy or sell the same securities at substantially the same time, the Adviser may average the transaction as to price and allocate the amount of available investments in a manner which the Adviser believes to be equitable to each client, including the Fund. Because of this, client accounts in a particular style may sometimes not sell or acquire securities as quickly or at the same prices as they might if each were managed and traded individually.

For purchases of equity securities, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. For high demand issues (for example, initial public offerings), shares will be allocated pro rata by account size as well as on the basis of account objective, account size ( a small account's allocation may be increased to provide it with a meaningful position), and the account's other holdings. In addition, an account's allocation may be increased if that account's portfolio manager was responsible for generating the investment idea or the portfolio manager intends to buy more shares in the secondary market. For fixed income accounts, generally securities will be allocated when appropriate among accounts based on account size, except if the accounts have different objectives or if an account is too small to get a meaningful allocation. For new issues, when a complete order is not filled, a partial allocation will be made to each account pro rata based on the order size. However, if a partial allocation is too small to be meaningful, it may be reallocated based on such factors as account objectives, duration benchmarks and credit and sector exposure. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtainable for it. On the other hand, to the extent permitted by law, the Adviser may aggregate securities to be sold or purchased for the Fund with those to be sold or purchased for other clients managed by it in order to obtain best execution.

TRANSFER AGENT SERVICES

John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, MA 02217-1000, a wholly-owned indirect subsidiary of the Life Company, is the transfer and dividend paying agent of the Fund. The Fund pays Signature Services an annual fee of $20.00 for each Class A shareholder account, $22.50 for each Class B shareholder account and $21.50 for each Class C shareholder account. The Fund also pays certain out-of-pocket expenses and these expenses are aggregated and charged to the Fund and allocated to each class on the basis of their relative net asset values.

CUSTODY OF PORTFOLIO

Portfolio securities of the Fund are held pursuant to a custodian agreement between the Fund and Investors Bank & Trust Company, 200 Clarendon Street, Boston, Massachusetts 02116. Under the custodian agreement, Investors Bank & Trust Company performs custody, portfolio and fund accounting services.

INDEPENDENT AUDITORS


Ernst & Young LLP, 200 Clarendon Street, Boston, Massachusetts 02116, has been selected as the independent auditors of the Fund. The financial statements and financial highlights of the Fund included in the Prospectus and this Statement of Additional Information have been audited by Ernst & Young LLP for the periods indicated in their report, appearing elsewhere herein, and are included in reliance on their report given on their authority as experts in accounting and auditing.

APPENDIX A

MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of the fund's risk profile in the prospectus.

A fund is permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. To the extent that the Fund utilizes these securities or practices, its overall performance may be affected, either positively or negatively. On the following pages are brief definitions of certain associated risks with them with examples of related securities and investment practices included in brackets. See the "Investment Objective and Policies" and "Investment Restrictions" sections of this Statement of Additional Information for a description of this Fund's investment policies. The Fund follows certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the Fund will earn income or show a positive return over any period of time -- days, months or years.

TYPES OF INVESTMENT RISK

Correlation risk The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment). Incomplete correlation can result in unanticipated risks. (e.g., futures and related options; securities and index options, swaps, caps, floors, collars).

Credit risk The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Common to all debt securities.(e.g. borrowing; reverse repurchase agreements, repurchase agreements, financial futures and options; securities and index options, securities lending, non-investment grade debt securities, private activity bonds, participation interests and structured securities, swaps, caps, floors, collars).

Information risk The risk that key information about a security or market is inaccurate or unavailable. Common to all municipal securities. (e.g. non-investment grade debt securities, private activity bonds and participation interests).

Interest rate risk The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values. (e.g. financial futures and options; securities and index options, non-investment grade debt securities, private activity bonds, participation interests, structured securities and swaps, caps, floors and collars).

Leverage risk Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value. (e.g. borrowing; reverse repurchase agreements, when-issued securities and forward commitments).

         o Hedged When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

         o Speculative To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

         o Liquidity risk The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like. The seller may have to lower the price, sell other securities instead, or forego an investment opportunity, any of which could have a negative effect on fund management or performance. (e.g. financial futures and options; securities and index options, non-investment-grade debt securities, restricted and illiquid securities, participation interests, swaps, caps, floors, collars , structured securities).

Management risk The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

Market risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. Common to all stocks and bonds and the mutual funds that invest in them. (e.g. financial futures and options; securities and index options, short-term trading, when-issued securities and forward commitments, non-investment-grade debt securities, restricted and illiquid securities, structured securities).

Natural event risk The risk of losses attributable to natural disasters, such as earthquakes and similar events. (e.g. private activity bonds).

Opportunity risk The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments. (e.g. financial futures and options; securities and index options, when-issued securities and forward commitments).

Political risk The risk of losses attributable to government or political actions of any sort. (e.g. private activity bonds).

Valuation risk The risk that a fund has valued certain of its securities at a higher price than it can sell them for.(e.g. non-investment-grade debt securities, Restricted and illiquid securities, participation interests, structured securities, swaps, caps, floors, collars).

APPENDIX B

TAX EXEMPT BOND RATINGS

Below is a description of the six ratings that may apply to the Fund's investments in tax-exempt Bonds.

tax-exempt Bond Ratings

Moody's describes its six highest ratings for Tax-exempt Bonds as follows:

Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as 'gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in AAA securities.

Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Bonds which are rated Be are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds which are rated BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

The six highest ratings of Standard & Pool's for Tax-exempt Bonds are AAA (Prime), AA (High Grade), A (Good Grade), BBB (Medium Grade), BB and B:

AAA     This is the highest rating assigned by Standard & Pool's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A   Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

BB    Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B     Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.


                  Fitch describes its ratings for Tax-exempt Bonds as follows:

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foresee future developments, short-term debt of these issuers is generally rated F-1+.

A    Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B     Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIDGE). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short- term run. Symbols used will be as follows:

MIDGE 1 Loans bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIDGE 2 Loans bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIDGE 3 Loans bearing this designation are of favorable quality, with all securities elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

Standard & Pool's ratings for state and municipal notes and other short-term loans are designated Standard & Pool's Grade (SP).

SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

  SP-2 Satisfactory capacity to pay principal and interest.

  SP-3 Speculative capacity to pay principal and interest.

Fitch Ratings for short-term debt obligations that are payable on demand or have original maturates of up to three years including commercial paper, certificates of deposits, medium term notes and municipal and investment notes are designated by the following ratings:

F-1+ Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1 Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

F-2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin for safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-S Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance for timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

APPENDIX C

EQUIVALENT YIELDS:

Tax-Exempt vs. Taxable Yield


The table below shows the effect of the tax status of municipal obligations on the yield received by their holders under the regular federal income tax laws that apply to 2000. It gives the approximate yield a taxable security must earn at various income brackets to produce after-tax yields.



TAX-FREE YIELDS 2000 TAX TABLE

Single Return       Joint Return      Marginal    TAX-EXEMPT YIELD
                                                  --------- -------- -------- -------- ---------- ---------- ---------
                                      Income
(Taxable Income)                      Tax Rate    4%        5%       6%       7%       8%         9%         10%
                                      --------
-------------------------------------             --------- -------- -------- -------- ---------- ---------- ---------
$0-$26,250          $0-$438050        15.0%       4.71%     5.88%    7.06%     8.24%    9.41%     10.59%     11.76%
25,251-63,550       43,851-105,950    28.0%       5.56%     6.94%    8.33%     9.72%   11.11%     12.50%     13.89%
63,551-132,600      105,951-161,450   31.0%       5.80%     7.25%    8.70%    10.14%   11.59%     13.04%     14.49%
132,601-288,350     161,451-288,350   36.0%       6.25%     7.81%    9.38%    10.94%   12.50%     14.06%     15.63%
288,351-Over        288,351-Over      39.6%       6.62%     8.28%    9.93%    11.59%   13.25%     14.90%     16.56%


It is assumed that an investor filing a single return is not a "head of household," a "married individual filing a separate return," or a "surviving spouse." The table does not take into account the effects of reductions in the deductibility of itemized deductions or the phase out of personal exemptions for taxpayers with adjusted gross incomes in excess of specified amounts. Further, the table does not attempt to show any alternative minimum tax consequences, which will depend on each shareholder's particular tax situation and may vary according to what portion, it any, of the Fund's exempt-interest dividends is attributable to interest on certain private activity bonds for any particular taxable year. No assurance can be given that the Fund will achieve any specific tax-exempt yield or that all of its income distributions will be tax-exempt. Distributions attributable to any taxable income or capital gains realized by the Fund will not be tax-exempt.

The information set forth above is as of the date of this Statement of Additional Information. Subsequent tax law changes could result in prospective or retroactive changes in the tax brackets, tax rates, and tax-equivalent yields set forth above.

This table is for illustrative purposes only and is not intended to imply or guarantee any particular yield from the Fund. While it is expected that a substantial portion of the interest income distributed to the Fund's shareholders will be exempt from federal income taxes, portions of such distributions from time to time may be subject to federal income taxes.

FINANCIAL STATEMENTS

The financial statements listed below are included in the Fund's 1999 Annual Report to Shareholders for the year ended August 31, 1999; (filed electronically on October 28, 1999, accession number 0001010521-99-000366) and are included in and incorporated by reference into Part B of the Registration Statement for John Hancock Tax-Free Bond Trust (file nos. 811-5968 and 33-32246).

John Hancock Tax-Free Bond Fund

     Statement of Assets and Liabilities as of August 31, 1999.
     Statement of Operations for the year ended August 31, 1999.
     Statement of Changes in Net Assets for each of the two years in the period ended August 31, 1999.
     Financial Highlights for the five years in the period ended
     August 31, 1999.
     Notes to Financial Statements.
     Schedule of Investments as of August 31, 1999.
     Report of Independent Auditors.

                        JOHN HANCOCK TAX-FREE BOND TRUST

                                    PART C.

                               OTHER INFORMATION

Item. 23.   Exhibits:

The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

Item 24.   Persons Controlled by or under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with Registrant.

Item. 25.  Indemnification.

Indemnification provisions relating to the Registrant's Trustees, officers, employees and agents is set forth in Article VII of the Registrant's By Laws included as Exhibit 2 herein.

Under Section 12 of the Distribution Agreement, John Hancock Funds, Inc. ("John Hancock Funds") has agreed to indemnify the Registrant and its Trustees, officers and controlling persons against claims arising out of certain acts and statements of John Hancock Funds.

Section 9(a) of the By-Laws of John Hancock Mutual Life Insurance Company ("the Insurance Company") provides, in effect, that the Insurance Company will, subject to limitations of law, indemnify each present and former director, officer and employee of the Insurance Company who serves as a Trustee or officer of the Registrant at the direction or request of the Insurance Company against litigation expenses and liabilities incurred while acting as such, except that such indemnification does not cover any expense or liability incurred or imposed in connection with any matter as to which such person shall be finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Insurance Company. In addition, no such person will be indemnified by the Insurance Company in respect of any final adjudication unless such settlement shall have been approved as in the best interests of the Insurance Company either by vote of the Board of Directors at a meeting composed of directors who have no interest in the outcome of such vote, or by vote of the policyholders. The Insurance Company may pay expenses incurred in defending an action or claim in advance of its final disposition, but only upon receipt of an undertaking by the person indemnified to repay such payment if he should be determined not to be entitled to indemnification.

Article IX of the respective By-Laws of John Hancock Funds and John Hancock Advisers, Inc. ("the Adviser") provide as follows:

"Section 9.01. Indemnity. Any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that he is or was at any time since the inception of the Corporation a director, officer, employee or agent of the

Corporation or is or was at any time since the inception of the Corporation serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified by the Corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and the liability was not incurred by reason of gross negligence or reckless disregard of the duties involved in the conduct of his office, and expenses in connection therewith may be advanced by the Corporation, all to the full extent authorized by the law."

"Section 9.02. Not Exclusive; Survival of Rights: The indemnification provided by Section 9.01 shall not be deemed exclusive of any other right to which those indemnified may be entitled, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liabilities under the Securities Act of 1933 (the "Act") may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the Registrant's Declaration of Trust and By-Laws of John Hancock Funds, the Adviser, or the Insurance Company or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Advisers.

For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and Directors of the Adviser, reference is made to Form ADV (801-8124) filed under the Investment Advisers Act of 1940, which is incorporated herein by reference.

Item 27.  Principal Underwriters.

(a) John Hancock Funds acts as principal underwriter for the Registrant and also serves as principal underwriter or distributor of shares for John Hancock Cash Reserve, Inc., John Hancock Bond Trust, John Hancock Current Interest, John Hancock Series Trust, John Hancock Tax-Free Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Sovereign Bond Fund, John Hancock Tax-Exempt Series, John Hancock Strategic Series, John Hancock World Fund, John Hancock Investment Trust, John Hancock Institutional Series Trust, John Hancock Investment Trust II and John Hancock Investment Trust III.

(b) The following table lists, for each director and officer of John Hancock Funds, the information indicated.


       Name and Principal                Positions and Offices               Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Edward J. Boudreau, Jr.                President, Chief Executive                   Chairman
101 Huntington Avenue                     Officer and Director
Boston, Massachusetts

Robert H. Watts                         Director, Executive Vice                      None
John Hancock Place                  President and Compliance Officer
P.O. Box 111
Boston, Massachusetts

James V. Bowhers                               President                              None
101 Huntington Avenue
Boston, Massachusetts

Anne C. Hodson                          Director and Executive                      President
101 Huntington Avenue                          President
Boston, Massachusetts

Osbert M. Hood                            Senior Vice President                 Senior Vice President
101 Huntington Avenue                             and                                   and
Boston, Massachusetts                   Chief Financial Officer                Chief Financial Officer

David A. King                                   Director                              None
380 Stuart Street
Boston, Massachusetts

Maureen R. Ford                                 Director                              None
101 Huntington Avenue
Boston, Massachusetts

                                       C-3

       Name and Principal                 Positions and Offices              Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------

Charles H. Womack                         Senior Vice President                      None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

John A. Morin                         Vice President and Secretary              Vice President
101 Huntington Avenue
Boston, Massachusetts

Susan S. Newton                              Vice President                   Vice President and
101 Huntington Avenue                                                             Secretary
Boston, Massachusetts

Keith F. Hartstein                       Senior Vice President                       None
101 Huntington Avenue
Boston, Massachusetts

Renee M. Humphrey                            Vice President                          None
6501 Americas Parkway
Suite 950
Albuquerque, New Mexico

Karen Walsh                                  Vice President                          None
101 Huntington Avenue
Boston, Massachusetts

Kathleen M. Graveline                   Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

Peter F. Mawn                           Senior Vice President                        None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard O. Hansen                       Senior Vice President                        None
101 Huntington Avenue
Boston, Massachusetts

J. William Benintende                       Vice President                           None
101 Huntington Avenue
Boston, Massachusetts

                                      C-4


       Name and Principal                 Positions and Offices              Positions and Offices
        Business Address                    with Underwriter                    with Registrant
        ----------------                    ----------------                    ---------------
Gary Cronin                                 Vice President                            None
101 Huntington Avenue
Boston, Massachusetts

Kristine Pancare                            Vice President                            None
101 Huntington Avenue
Boston, Massachusetts

Stephen L. Brown                              Director                                None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Thomas E. Moloney                               Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Jeanne M. Livermore                             Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Richard S. Scipione                             Director                            Trustee
John Hancock Place
P.O. Box 111
Boston, Massachusetts

John M. DeCiccio                                Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

David F. D'Alessandro                           Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

Foster Aborn                                    Director                              None
John Hancock Place
P.O. Box 111
Boston, Massachusetts

William C. Fletcher                             Director                              None
53 State Street
Boston, Massachusetts

     (c) None.

Item 28. Location of Accounts and Records

     Registrant maintains the records required to be maintained by it under Rules 31a-1 (a), 31a-1(b), and 31a-2(a) under the Investment Company Act of 1940 at its principal executive offices at 101 Huntington Avenue, Boston Massachusetts 02199-7603. Certain records, including records relating to the Registrant's shareholders and the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main offices of the Registrant's Transfer Agent and Custodian.

Item 29. Management Services

     Not applicable.

Item 30. Undertakings

     (a) Not Applicable

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement to Rule 485(b) under the Securities Act of 1933 has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of December, 1999.

                                            JOHN HANCOCK TAX-FREE BOND TRUST


                                       By:                  *
                                            ------------------------------------
                                            Edward J. Boudreau, Jr.
                                            Chairman and Chief Executive Officer

     Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  the
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


      Signature                             Title                                  Date
      ---------                             -----                                  ----

             *
------------------------           Chairman and Chief Executive
Edward J. Boudreau, Jr.            Officer (Principal Executive Officer)


/s/James J. Stokowski
------------------------           Vice President, Treasurer                     December 27, 1999
James J. Stokowski                 and Chief Accounting Officer

------------------------           Trustee
Stephen L. Brown

             *
------------------------           Trustee
James F. Carlin


             *
------------------------           Trustee
William H. Cunningham


             *
------------------------           Trustee
Ronald R. Dion


             *
------------------------           Trustee
Harold R. Hiser, Jr.


                                      C-7

      Signature                             Title                                  Date
      ---------                             -----                                  ----

             *
------------------------           Trustee
Anne C. Hodsdon


             *
------------------------           Trustee
Charles L. Ladner


             *
------------------------           Trustee
Leo E. Linbeck, Jr.


             *
------------------------           Trustee
Steven R. Pruchansky


             *
------------------------           Trustee
Norman H. Smith


             *
------------------------           Trustee
Richard S. Scipione


             *
------------------------           Trustee
John P. Toolan


*By:  /s/ Susan S. Newton                                                       December 27, 1999
      -------------------------
      Susan S. Newton
      Attorney-in-Fact under
      Powers of Attorney dated
      June 25, 1996, September 15, 1998, January 1, 1999
      and March 17, 1999.


                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund,
John Hancock Current Interest, John Hancock Institutional Series Trust, John Hancock Investment Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, and John Hancock Tax-Free Bond Trust, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.


/s/James F. Carlin                                 /s/Leo E. Linbeck
------------------                                 -----------------
Jams F. Carlin, Trustee                            Leo E. Linbeck, Jr., Trustee

/s/William H. Cunningham                           /s/Steven R. Pruchansky
------------------------                           -----------------------
William H. Cunningham, Trustee                     Steven R. Pruchansky, Trustee

/s/Ronald R. Dion                                  /s/Norman H. Smith
-----------------                                  ------------------
Ronald R. Dion, Trustee                            Norman H. Smith, Trustee

/s/Harold R. Hiser                                 /s/John P. Toolan
------------------                                 -----------------
Harold R. Hiser, Jr., Trustee                      John P. Toolan, Trustee

/s/Charles L. Ladner
--------------------
Charles L. Ladner, Trustee



s:corpsecty:trustees\pwrattypanel B

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Edward J. Boudreau, Jr.
--------------------------
Edward J. Boudreau, Jr., Trustee


s:corpsecty:trustees\pwrtyattypanelsAB EJB

                                POWER OF ATTORNEY
                                -----------------

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 17th day of March, 1999.

                                                      /s/Stephen L Brown
                                                      ------------------
                                                      Stephen L. Brown, Trustee

                                POWER OF ATTORNEY

         The undersigned Trustee of John Hancock Bank and Thrift Opportunity Fund, John Hancock Bond Trust, John Hancock California Tax-Free Income Fund, John Hancock Capital Series, John Hancock Current Interest, John Hancock Declaration Trust, John Hancock Income Securities Trust, John Hancock
Institutional Series Trust, John Hancock Investment Trust, John Hancock Investment Trust II, John Hancock Investment Trust III, John Hancock Investors Trust, John Hancock Patriot Global Dividend Fund, John Hancock Patriot Preferred Dividend Fund, John Hancock Patriot Premium Dividend Fund I, John Hancock Patriot Premium Dividend Fund II, John Hancock Patriot Select Dividend Trust, John Hancock Series Trust, John Hancock Sovereign Bond Fund, John Hancock Special Equities Fund, John Hancock Strategic Series, John Hancock Tax-Exempt Series Fund, John Hancock Tax-Free Bond Trust, and John Hancock World Fund, (each a "Trust"), and Director of John Hancock Cash Reserve, Inc., (a "Corporation") does hereby severally constitute and appoint Edward J. Boudreau, Jr., Susan S. Newton, and James J. Stokowski, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A and any Registration Statement on Form N-14 to be filed by the Trust or the Corporation under the Investment Company Act of 1940, as amended ( the "1940 Act"), and under the Securities Act of 1933, as amended (the "1933 Act"), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust or Corporation to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

         IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 1st day of January, 1999.



/s/Anne C. Hodsdon
------------------
Anne C. Hodsdon, Trustee


/s/Richard S. Scipione
----------------------
Richard S. Scipione, Trustee


s:corpsecty:trustees\pwrattypanelsAB

                        John Hancock Tax-Free Bond Trust

                                INDEX TO EXHIBITS


99.(a) Articles of Incorporation. Amended and Restated Declaration of Trust dated July 1, 1996.**

99.(a).1 Amendment of Section 5.11 and Establishment and Designation of Class C Shares of Beneficial Interest of John Hancock High Yield Tax-Free Fund and John Hancock Tax-Free Bond Fund dated December 8, 1998.+

99.(b)     By-Laws.  Amended and Restated By-Laws dated November 19, 1996.***

99.(c) Instruments Defining Rights of Security Holders. See Exhibit 99.(a) and 99.(b).

99.(d) Investment Advisory Contracts. Investment Advisory Agreement between John Hancock Advisers, Inc. and the Registrant.*

99.(d).1 Investment Management Contract between High Yield Tax-Free Fund and John Hancock Advisers, Inc. dated September 30, 1996.***

99.(e) Underwriting Contracts. Distribution Agreement between John Hancock Funds, Inc. and the Registrant.*

99.(e).1   Amendment to Distribution Agreement dated September 30, 1996.***

99.(e).2   Form of Financial Institution Sales and Service Agreement.*****

99.(e).3 Form of Soliciting Dealer Agreement between John Hancock Broker Distribution Services, Inc. and Selected Dealers.*

99.(f)     Bonus or Profit Sharing Contracts.  Not Applicable.

99.(g)     Custodian Agreements.   Master Custodian Agreements between John
           Hancock Mutual Funds and State Street Bank and Trust Company and Investors Bank & Trust Company dated March 9, 1999.+

99.(h) Other Material Contracts. Amended and Restated Master Transfer Agency and Service Agreement between John Hancock Funds and John Hancock Signature Services, Inc. dated June 1, 1998.****

99.(i)     Legal Opinion.+

99.(j)     Other Opinions. Auditor's Consent.+

99.(k)     Omitted Financial Statements.  Not Applicable.

99.(l)     Initial Capital Agreements.  None.

99.(m) Rule 12b-1 Plan. Class A Distribution Plan between Tax-Free Bond Fund and John Hancock Funds, Inc. dated June 26. 1996.*

99.(m).1 Class B Distribution Plan between Tax-Free Bond Fund and John Hancock Funds, Inc.*

99.(m).2 Class A Distribution Plan between High Yield Tax-Free Fund and John Hancock Funds, Inc. dated September 30, 1996.***

99.(m).3 Class B Distribution Plan between High Yield Tax-Free Fund and John Hancock Funds, Inc. dated September 30, 1996.***

99.(m).4 Rule 12b-1 Plan. Amended and Restated Distribution Plans for Class C Shares between John Hancock Tax-Free Bond Fund and John Hancock High Yield Tax-Free Fund and John Hancock Fund's, Inc. dated
           April 1, 1999.+

99.(n)     Financial Data Schedule. Not Applicable

99.(o) Rule 18f-3 Plan. John Hancock Funds Class A and Class B Multiple Class Plan Pursuant to Rule 18f-3 dated May 1, 1998.****

99.(o).1 John Hancock Funds Class A, Class B and Class C amended and restated Multiple Class Plan pursuant to Rule 18f-3 for John Hancock Tax Free Bond Trust dated April 1, 1999.******

* Previously filed electronically with post-effective amendment no. 7, (file nos. 33-32246 and 811-5968) on February 24, 1995, accession number 0000950129-95-000095.

** Previously filed electronically with post-effective amendment no. 8 (file nos. 33-3246 and 811-5968) on February 29, 1996, accession number 000950135-96-001238.

*** Previously filed electronically with post-effective amendment no. 12 (file nos. 33-32246 and 811-5968) on December 23, 1996, accession number 0001010521-96-000229.

**** Previously filed electronically with post-effective amendment no. 14 (file nos. 33-32246 and 811-5968) on October 13, 1998, accession number 0001010521-98-000346.

***** Previously filed electronically with post-effective amendment no. 15 (file nos. 33-32246 and 811-5968) on December 28, 1998, accession number 0001010521-98-000405.

****** Previously filed electronically with post-effective amendment no. 16
       (file nos. 33-32246 and 811-5968) on January 25, 1999, accession number 0001010521-99-000056.

+    Filed herewith.